UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                 Reports to Stockholders.

Semi-Annual Report

APRIL 30, 2014

Global Fund

Overseas Fund

U.S. Value Fund

Gold Fund

Global Income Builder Fund

High Yield Fund

Fund of America

ADVISED BY FIRST EAGLE INVESTMENT MANAGEMENT, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	7
Performance Chart	13
First Eagle Global Fund:
Fund Overview	18
Consolidated Schedule of Investments	20
First Eagle Overseas Fund:
Fund Overview	48
Consolidated Schedule of Investments	50
First Eagle U.S. Value Fund:
Fund Overview	78
Consolidated Schedule of Investments	80
First Eagle Gold Fund:
Fund Overview	94
Consolidated Schedule of Investments	96
First Eagle Global Income Builder Fund:
Fund Overview	100
Schedule of Investments	102
First Eagle High Yield Fund:
Fund Overview	114
Schedule of Investments	116
First Eagle Fund of America:
Fund Overview	128
Schedule of Investments	130
Statements of Assets and Liabilities	136
Statements of Operations	144
Statements of Changes in Net Assets	148
Financial Highlights	152
Notes to Financial Statements	166
Fund Expenses	208
General Information	212
Consideration of Investment Advisory Agreements	213

Letter from the President

Dear Fellow Shareholders,

At First Eagle, we remain committed to attempting to protect and preserve our shareholders' purchasing power over time. Irrespective of short-term market events, swings in investor confidence or the pressure to follow a new market paradigm, our first priority is unwavering — to provide prudent stewardship of the assets you've placed in our care.

Market Overview

Since I last wrote to you in October, global financial markets have generally continued their upward trajectory. For the six-months ending April 30, 2014, the S&P 500 Index surged 8.4% as a result of an improved U.S. economy, rising corporate earnings and a recovery in the jobs market. Globally, the MSCI World Index increased 6.3%. In Europe, the German DAX Index rose 6.3% and the French CAC 40 Index rose 4.4%. While the Eurozone crisis seems to be behind the European Union, the region has lagged the U.S. in market performance due to concerns about the lack of accommodative monetary policy provided by the European Central Bank. Conversely, the Nikkei 225 Index fell into slightly negative territory with a return of -0.2%. This decrease in returns after a strong 2013 may be attributed to concerns that the unprecedented monetary policy recently adopted by the Bank of Japan, might not be enough to stimulate Japan's economy.

During the same period, the Barclay's U.S. Aggregate Bond Index rose 1.7% while the Barclay's U.S. High Yield Corporate Index increased 4.7%. High Yield market spreads generally tightened and ended April at 371 basis points; a 65 basis point move from 436 basis points on October 31st 2013.1

As we would expect during periods of strong market returns, the price of gold bullion has declined. The price of gold ended April at $1,290 down -2.5% from its October 31st 2013 level of $1,323.2

John P. Arnhold

1  Source: BofA Merrill Lynch Global Research, OAS for BofA Merrill Lynch U.S. High Yield Master II Index

2  Source: Bloomberg

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Letter from the President (continued)

As we reflect upon the markets' strong performance, we recognize that higher equity valuations, declining credit spreads and lower gold prices can be viewed as indications of a strengthening economy. We welcome a strengthened global economy and hope these signs are correct. However, with our focus always on seeking downside protection, we view this improved market sentiment warily. In our view, there are still great uncertainties within the global financial architecture. During the last six months, the value of the Japanese Yen declined almost 4% against the U.S. Dollar.3 In response to this perceived devaluation the Chinese authorities have now begun to let their currency, the Renminbi, also decline against the U.S. Dollar, after a long period of slow strengthening. This sort of competitive devaluation has led to serious global financial problems before, and other major exporting countries, such as India and Indonesia, are also seeking to devalue their currencies. These types of global fault lines lead us to be wary of the issues they may cause, and thus renew our focus on ensuring a margin of safety in all of our investments.

Global Value Team

The Global Value team maintains their long-term view and remains cautious in the face of market ebullience given concerns over the potential consequences of the artificial suppression of interest rates. The Portfolio Managers, Matthew McLennan, Abhay Deshpande, Kimball Brooker, Matt Lamphier, Giorgio Caputo, Robert Hordon, Edward Meigs and Sean Slein, believe that the core problem in the financial architecture today is that neither the current account surplus economies nor the countries with a current account deficit can handle the equilibrium exchange rate or the rise in interest rates necessary for capital to be priced fairly. Thus, we have a continuation of global financial repression for the forseeable future.

The Global Value team is always focused on seeking positive absolute returns over the long-term and providing down side protection during periods of market distress. These goals are particularly relevant in today's environment of low risk perception and macroeconomic imbalances. The core of the Global Value portfolios continues to be in what the team feels are resilient businesses with strong balance sheets and reasonable free cash flow yields. The team maintains higher than normal cash balances, which is a reflection of their patience during an environment of higher valuations.

High Yield Team

Over the past 12 to 18 months, the high yield market has benefited from remarkably low volatility around the world. Complacency has therefore begun to wend its

3  Source: Bloomberg

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Letter from the President (continued)

way into valuations as investors have become comfortable reaching for yield in this arguably benign credit environment. As a result, market spreads have compressed, as have spreads between credit tiers. However, investor complacency has accordingly led to an increase in equity-friendly activity in the leveraged loan and the high yield primary markets. This has led the Portfolio Managers, Edward Meigs and Sean Slein, to modify their portfolio risk, on the margin, by increasing exposure to the higher quality BB credit tier and reducing single B exposure. Interest rate risk has crept into the historically credit intensive high yield market due to Fed inspired rate repression. However, the team remains vigilant to the possibility of higher treasury yields and consequently maintains their approximate 18% loan exposure. Of course, high yield isn't immune from the effects of rate repression, but we still believe that it provides potential benefits to an investor looking to manage duration. All told, despite its gradual erosion, credit quality is acceptable but the pace and severity of erosion in the primary market will determine the timing and magnitude of the fund's defensive positioning.

Fund of America Team

The Portfolio Managers, Harold Levy, David Cohen and Eric Stone, remain cautiously optimistic about the outlook for the U.S. economy and believe that the environment for corporate activity remains favorable due to the ready availability of corporate and private capital. Amidst this backdrop, the team remains confident that they will continue to identify attractive opportunities within their framework of corporate change, free cash flow and strong management.

Thank you for your continued confidence and support.

Sincerely,

John P. Arnhold

President

June 2014

The commentary represents the opinion of John Arnhold as of June 2014 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent of the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Management's Discussion of Fund Performance

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares increased 5.0% for the six-month period while the MSCI World Index rose 6.3%. The Fund's cash and cash equivalents position increased from 21.2% at the end of October 2013 to 23.2% on April 30, 2014.

The five largest contributors to the performance of First Eagle Global Fund over the period were Oracle Corporation (enterprise software, U.S.), Canadian Natural Resources Limited (natural gas, Canada), Microsoft Corporation (software, U.S.), Hoya Corporation (optical materials, Japan) and Total SA (energy, France) collectively accounting for 1.3% points of this period's performance.

The five largest detractors were Keyence Corporation (measurement instruments, Japan), Mitsubishi Estate Company Limited (real estate, Japan), WM Morrison Supermarkets PLC (supermarkets, UK), MS&AD Insurance Group Holdings (insurance, Japan) and Kinross Gold Corporation (gold mining, Canada). Their combined negative performance over the six months subtracted 0.6% points from the Fund's performance.

As of April 30, 2014, the Fund was approximately 30% hedged versus the Japanese yen, 35% hedged versus the Euro and 30% hedged versus the British pound sterling.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares rose 4.4% for the six-month period while the MSCI EAFE Index also increased 4.4%. The Fund's cash and cash equivalents position decreased from 22.0% at the end of October 2013 to 21.4% on April 30, 2014.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were Canadian Natural Resources Limited (natural gas, Canada), Hoya Corporation (optical materials, Japan), Total SA (energy, France), Fanuc Corporation (factory automation systems, Japan) and Jumbo SA (toy retailer, Greece) collectively accounting for 1.5% points of this period's performance.

The five largest detractors were Keyence Corporation (measurement instruments, Japan), Mitsubishi Estate Company Limited (real estate, Japan), WM Morrison Supermarkets PLC (supermarkets, UK), MS&AD Insurance

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Management's Discussion of Fund Performance (continued)

Group Holdings (insurance, Japan) and Penn West Petroleum Limited (natural gas, Canada). Their combined negative performance over the six-month period subtracted 0.9% points from the Fund's performance.

As of April 30, 2014, the Fund was approximately 30% hedged versus the Japanese yen, 35% hedged versus the Euro and 30% hedged versus the British pound sterling.

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares increased 6.0% for the six-month period while the S&P 500 Index rose 8.4%. The Fund's cash and cash equivalents position increased from 15.5% at the end of October 2013 to 19.8% on April 30, 2014.

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were Oracle Corporation (enterprise software), Canadian Natural Resources Limited (natural gas, Canada), Microsoft Corporation (software), Alliant Techsystems, Inc. (defense manufacturer) and Sysco Corporation (food distributor) collectively accounting for 2.6% points of this period's performance.

The five largest detractors were Rofin-Sinar Technologies, Inc. (laser technology), Penn West Petroleum Limited (natural gas, Canada), FirstEnergy Corporation (utility), Willis Group Holdings PLC (insurance broker, United Kingdom) and SEACOR Holdings, Inc. (marine transportation equipment). Their combined negative performance over the six-month period subtracted 0.7% points from the Fund's performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares fell 0.5% for the six-month period while the FTSE Gold Mines Index declined 3.9%. The Fund's cash and cash equivalents position decreased from 4.7% at the end of October 2013 to 3.7% on April 30, 2014.

The five largest contributors to the performance of First Eagle Gold Fund over the period were Osisko Mining Corporation (Canada), Royal Gold, Inc. (U.S.), AngloGold Ashanti Limited (South Africa), Tahoe Resources, Inc. (U.S.), and Franco-Nevada Corporation (Canada) collectively accounting for 4.9% of the period's performance.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Global, Overseas, U.S. Value, Gold, Global Income Builder, High Yield Funds and Fund of America

The five largest detractors were Kinross Gold Corporation (Canada), Regis Resources Limited (Australia), Industrias Peñoles S.A.B. de C.V. (Mexico), Newmont Mining Corporation (U.S.) and Fresnillo PLC (Mexico). Their combined negative performance over the six-month period subtracted 2.9% points from the Fund's performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares rose 6.6% for the six-month period while the Barclays US Aggregate Bond Index rose 1.7% and the MSCI World Index increased 6.3%. The Fund's cash and cash equivalents position increased from 7.2% at the end of October 2013 to 9.6% on April 30, 2014.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Ciments Francais SA (cement & aggregates, France), Italcementi SpA (cement & aggregates, Italy), Hoya Corporation (optical materials, Japan), Red Electrica Corporation SA (utility, Spain) and Microsoft Corporation (software, U.S.) collectively accounting for 1.8% points of this period's performance.

The five largest detractors were WM Morrison Supermarkets PLC (supermarkets, UK), Penn West Petroleum Limited (natural gas, Canada), FirstEnergy Corporation (utility, U.S.), Newmont Mining Corporation (gold mining, U.S.) and SMT Scharf AG (transport systems for mines, Germany). Their combined negative performance over the six-month period subtracted 0.7% points from the Fund's performance.

As of April 30, 2014, the Fund was approximately 30% hedged versus the Japanese yen, 40% hedged versus the Euro and 30% hedged versus the British pound sterling.

First Eagle High Yield Fund

The NAV of the Fund's Class I shares rose 4.2% for the six-month period while the Barclays U.S. Corporate High Yield Index rose 4.7%. The Fund's cash and cash equivalents position decreased from 7.1% at the end of October 2013, to 6.6% as of April 30, 2014.

The five largest contributors to the performance of the First Eagle High Yield Fund over the period were Kemet Corporation 10.5% due 05/01/2018, TVN Finance Corporation 7.375% due 12/15/2020, ACCO Brands Corporation 6.75%

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Management's Discussion of Fund Performance (continued)

due 04/30/2020, Outerwall, Inc. 6.0% due 03/15/2019 and Mood Media Corporation 9.25% due 10/15/2020 collectively accounting for 0.49% points of this period's performance.

The five largest detractors were Sandridge Energy, Inc. 7.5% due 02/15/2023, Cannery Casino Resorts, LLC Term Loan 10% due 10/1/2019, Offshore Group Investments Ltd. 7.5% due 11/01/2019, Gencorp, Inc. 7.125% due 03/15/2021, Atlas Pipeline Partners, 5.875% due 08/01/2023. Their combined negative performance over the six-month period subtracted 0.1% points from the Fund's performance.

As of April 30, 2014 the Fund was approximately 100% hedged against the Euro.

First Eagle Fund of America

The NAV of the First Eagle Fund of America Class Y shares increased 10.0% for the six-month period while the S&P 500 Index rose 8.4%. The Fund's cash and cash equivalents position increased from 1.9% on October 31, 2013 to 2.6% as of April 30, 2014.

The five largest contributors to the performance of the First Eagle Fund of America over the period were Avis Budget Group, Inc. (transportation), Forest Laboratories, Inc. (pharmaceuticals), Hewlett-Packard Company (technology hardware), Pitney Bowes, Inc. (commercial services & supplies), and Valeant Pharmaceuticals International, Inc. (pharmaceuticals), collectively accounting for 7.39% points of the Fund's performance.

The five largest detractors were Theravance, Inc. (biotechnology), Halozyme Therapeutics, Inc. (biotechnology), Lowe's Companies, Inc. (consumer discretionary), Leidos Holdings, Inc. (software & services), and Atlas Energy (natural gas). Their combined negative performance subtracted 1.19% points from the Fund's total return.

Matthew McLennan	Abhay Deshpande
Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	Portfolio Manager Global, Overseas and U.S. Value Funds

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Global, Overseas, U.S. Value, Gold, Global Income Builder, High Yield Funds and Fund of America

T. Kimball Brooker, Jr.	Matt Lamphier
Portfolio Manager Global, Overseas and U.S. Value Funds	Portfolio Manager U.S. Value Fund

Giorgio Caputo	Robert Hordon
Portfolio Manager Global Income Builder Fund	Portfolio Manager Global Income Builder Fund

Edward Meigs	Sean Slein
Portfolio Manager Global Income Builder and High Yield Funds	Portfolio Manager Global Income Builder and High Yield Funds

Harold Levy	Eric Stone
Portfolio Manager Fund of America	Portfolio Manager Fund of America

June 2014

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Management's Discussion of Fund Performance (continued)

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at firsteaglefunds.com or by calling 800.334.2143.

The commentary represents the opinion of the Portfolio Management Teams as of June 2014 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent of the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Performance Chart1 (unaudited)

Average Annual Returns as of April 30, 2014

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	SINCE INCEPTION	INCEPTION DATE
First Eagle Global Fund
Class A (SGENX)
without sales charge	10.90%	7.58%	14.19%	10.35%	14.05%	01/01/79[2]
with sales charge	5.35	5.76	13.02	9.78	13.92	01/01/79[2]
Class C (FESGX)	9.08	6.78	13.34	9.52	11.40	06/05/00
Class I (SGIIX)	11.18	7.85	14.47	10.62	12.02	07/31/98
MSCI World Index[3]	16.62	9.08	16.03	7.17	9.92	01/01/79
First Eagle Overseas Fund[4]
Class A (SGOVX)
without sales charge	8.90%	5.56%	13.33%	9.94%	11.81%	08/31/93
with sales charge	3.46	3.77	12.18	9.38	11.60	08/31/93
Class C (FESOX)	7.11	4.78	12.50	9.11	11.00	06/05/00
Class I (SGOIX)	9.23	5.83	13.62	10.22	12.15	07/31/98
MSCI EAFE Index[5]	13.35	5.66	13.58	6.93	5.53	08/31/93
First Eagle U.S. Value Fund
Class A (FEVAX)
without sales charge	12.95%	9.18%	13.57%	8.51%	9.77%	09/04/01
with sales charge	7.31	7.33	12.42	7.95	9.32	09/04/01
Class C (FEVCX)	11.11	8.37	12.73	7.69	8.95	09/04/01
Class I (FEVIX)	13.25	9.46	13.86	8.77	10.03	09/04/01
Standard & Poor's 500 Index[6]	20.44	13.83	19.14	7.67	6.18	09/04/01
First Eagle Gold Fund
Class A (SGGDX)
without sales charge	-14.14%	-20.94%	-0.80%	6.42%	6.26%	08/31/93
with sales charge	-18.44	-22.28	-1.81	5.87	6.06	08/31/93
Class C (FEGOX)	-15.66	-21.54	-1.56	5.62	6.57	05/15/03
Class I (FEGIX)	-13.93	-20.74	-0.57	6.68	7.63	05/15/03
FTSE Gold Mines Index[7]	-19.40	-27.92	-7.89	0.81	-1.10	08/31/93
MSCI World Index[3]	16.62	9.08	16.03	7.17	6.93	08/31/93

Please see the following pages for important notes to this table.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Performance Chart1 (unaudited) (continued)

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	SINCE INCEPTION	INCEPTION DATE
First Eagle Global Income Builder
Class A (FEBAX)
without sales charge	12.17%	—	—	—	12.21%	05/01/12
with sales charge	6.59	—	—	—	9.35	05/01/12
Class C (FEBCX)	10.36	—	—	—	11.37	05/01/12
Class I (FEBIX)	12.47	—	—	—	12.48	05/01/12
MSCI World Index[3]	16.62	—	—	—	16.49	05/01/12
Barclays Capital U.S. Aggregate Bond Index[8]	-0.26	—	—	—	1.75	05/01/12
First Eagle High Yield
Class A (FEHAX)
without sales charge	5.65%	—	—	—	9.90%	01/03/12
with sales charge	0.92	—	—	—	7.76	01/03/12
Class C (FEHCX)	3.86	—	—	—	9.02	01/03/12
Class I (FEHIX)	5.95	7.49%	16.34%	—	11.91	11/19/07[9]
Barclays Capital U.S. Corporate High Yield Index[10]	6.30	8.67	15.72	—	9.86	11/19/07
First Eagle Fund of America
Class A (FEFAX)
without sales charge	23.53%	13.70%	19.69%	10.34%	9.37%	11/20/98
with sales charge	17.35	11.77	18.47	9.77	9.01	11/20/98
Class C (FEAMX)	21.59	12.85	18.80	9.52	8.53	03/02/98
Class I (FEAIX)	23.79	—	—	—	22.36	03/08/13
Class Y (FEAFX)[11]	23.50	13.69	19.69	10.34	12.46	04/10/87
Standard & Poor's 500 Index[6]	20.44	13.83	19.14	7.67	9.59	04/10/87

Please see the following pages for important notes to this table.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Average Annual Returns as of April 30, 2014 (unaudited)

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global, Overseas, U.S. Value, Gold, Fund of America, and Global Income Builder give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Yield gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year or less of investment only.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America require $1mm minimum investment and are offered without sales charge.

Class Y Shares of First Eagle Fund of America are offered without charge.

2  The Fund commenced operation April 28, 1970. Performance for periods prior to January 1, 2000 occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested.

4  Effective as of the close of business on May 9, 2014, the First Eagle Overseas Fund is closed to certain investors. Please see the prospectus for more information.

5  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 countries and is not available for purchase.

6  The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Standard & Poor's 500 Index includes dividends reinvested.

7  The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested and is not available for purchase.

8  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS and is not available for purchase.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Performance Chart1 (unaudited) (continued)

9  First Eagle High Yield Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Barclays Capital U.S Corporate High Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt, is unmanaged, with dividends reinvested, and is not available for purchase. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The index is presented here for comparison purposes only. One cannot invest directly in an index.

11  As of September 1, 2005 First Eagle Fund of America Class Y is closed to new accounts.

For the First Eagle High Yield and Global Income Builder funds had fees not been waived and/or expenses reimbursed in the past, returns would have been lower.

Expense Ratios As Stated In The Most Recent Prospectus
Total Annual Gross Operating Expense Ratios

	CLASS A	CLASS C	CLASS I	CLASS Y
First Eagle Global Fund	1.13%	1.87%	0.88%	—
First Eagle Overseas Fund	1.15	1.90	0.90	—
First Eagle U.S. Value Fund	1.16	1.91	0.91	—
First Eagle Gold Fund	1.25	2.00	1.00	—
First Eagle Global Income Builder	1.35	2.09	1.10
First Eagle High Yield Fund	1.13	1.88	0.88
First Eagle Fund of America	1.42	2.17	1.20	1.42%

These expense ratios are presented as of October 31, 2013 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

The principal risk of investing in value stocks is that the price of the security may not approach its anticipated value or may decline in price.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Average Annual Returns as of April 30, 2014 (unaudited)

Investment in gold and gold related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals like changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style used by First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all or does not have the desired effect on the market price of the securities.

First Eagle High Yield and Global Income Builder Funds invest in high yield securities that are non-investment grade. High yield securities are rated lower than investment-grade securities because there is a greater possibility that the issuer may be unable to make interest and principal payments on those securities. High yield securities involve greater risk than higher rated securities and portfolios that invest in them may be subject to greater levels of credit and liquidity risk than portfolios that do not.

First Eagle High Yield and Global Income Builder Funds invest in bank loans. Bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower's obligation, or that such collateral could be liquidated.

The First Eagle High Yield fund's investment strategies may result in high turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner, or that negative perception of the issuer's ability to make such payments may cause the price of that bond to decline.

Income generation and dividends are not guaranteed. If dividend paying stocks in the fund's portfolio stop paying or reduce dividends the fund's ability to generate income will be adversely affected.

All investments involve the risk of loss.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style.

Average Annual Returns
	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Global Fund (A Shares)
without sales load	10.90%	14.19%	10.35%
with sales load	5.35	13.02	9.78
MSCI World Index	16.62	16.03	7.17
Consumer Price Index	1.95	2.14	2.35

Asset Allocation*

*  Asset Allocations and Countries percentages are based on total investments in the portfolio.

**  Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

Countries**
United States	36.17%
Japan	12.80
France	6.92
Canada	5.25
Germany	2.18
United Kingdom	2.12
Mexico	1.90
Switzerland	1.69
South Korea	1.20
South Africa	0.84
Australia	0.72
Sweden	0.72
Italy	0.59
Ireland	0.59
Bermuda	0.59
Belgium	0.57
Thailand	0.38
Austria	0.31
Hong Kong	0.31
Netherlands	0.29
Russia	0.29
Israel	0.28
Singapore	0.05
Malaysia	0.04
Norway	0.03

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings*
Gold Bullion (precious metal)	4.82%
Oracle Corporation (U.S. software/hardware)	1.87
Microsoft Corporation (U.S. software developer)	1.78
Comcast Corporation, Class 'A' (U.S. cable/satellite television company)	1.46
Cisco Systems, Inc. (U.S. computer communications company)	1.43
Intel Corporation (U.S. computer components and related products manufacturer)	1.42
HeidelbergCement AG (German cement company)	1.36
Cintas Corporation (U.S. commercial services equipment supplier)	1.32
Bank of New York Mellon Corporation (U.S. financial services company)	1.29
Secom Company Limited (Japanese security services provider)	1.29
Total	18.04%

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Global Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Common Stocks — 71.14%
U.S. Common Stocks — 31.08%
Consumer Discretionary 2.71%
14,258,241	Comcast Corporation, Class 'A'	$231,978,591	$727,598,038
6,208,490	Omnicom Group, Inc.	186,093,077	420,190,603
3,992,318	H&R Block, Inc.	67,554,206	113,461,678
783,943	McDonald's Corporation	78,533,788	79,476,141
2,485	JG Boswell Company	573,840	2,447,725
164,409	St. John Knits International, Inc. (a)(b)	2,699,463	863,147
33,892	Mills Music Trust (b)(c)	1,015,863	813,408
		568,448,828	1,344,850,740
Consumer Staples 1.46%
10,208,611	Sysco Corporation	282,092,303	371,899,698
3,258,980	Colgate-Palmolive Company	125,309,064	219,329,354
1,693,404	Wal-Mart Stores, Inc.	82,465,011	134,981,233
		489,866,378	726,210,285
Energy 2.78%
5,123,693	National Oilwell Varco, Inc.	392,249,544	402,363,611
5,369,865	ConocoPhillips	207,013,104	399,034,668
5,498,448	Devon Energy Corporation	312,965,847	384,891,360
1,442,501	Apache Corporation	90,693,920	125,209,087
3,908,035	San Juan Basin Royalty Trust (c)	138,744,050	74,682,549
		1,141,666,465	1,386,181,275
Financials 7.95%
18,950,900	Bank of New York Mellon Corporation	484,400,217	641,866,983
2,714	Berkshire Hathaway, Inc., Class 'A' (a)	218,995,900	524,548,350
5,480,659	American Express Company	226,378,297	479,174,016
9,693,682	BB&T Corporation	245,863,323	361,865,149
6,804,202	Cincinnati Financial Corporation	170,308,782	331,636,806
7,819,459	U.S. Bancorp	192,949,644	318,877,538
9,921,397	Weyerhaeuser Company, REIT	154,182,567	296,153,701
5,719,208	Plum Creek Timber Company, Inc., REIT	212,342,604	249,357,469
4,386,051	WR Berkley Corporation	117,583,057	194,038,896
743,437	Visa, Inc., Class 'A'	53,618,674	150,627,771
2,024,060	Mastercard, Inc., Class 'A'	40,702,513	148,869,613
2,858,553	Rayonier, Inc., REIT	27,837,041	128,920,740

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Common Stocks — 31.08% — (continued)
Financials 7.95% — (continued)
299,496	Alleghany Corporation (a)	$114,850,390	$122,188,378
277,374	First American Financial Corporation	6,437,306	7,378,148
		2,266,450,315	3,955,503,558
Health Care 0.97%
3,728,870	WellPoint, Inc.	190,623,058	375,422,632
1,059,980	Johnson & Johnson	59,610,843	107,365,374
		250,233,901	482,788,006
Industrials 4.45%
11,139,767	Cintas Corporation (c)	363,215,909	656,466,469
4,069,880	3M Company	315,646,157	566,079,609
2,912,738	Northrop Grumman Corporation	171,493,693	353,926,794
2,066,104	Lockheed Martin Corporation	144,573,784	339,130,311
2,087,657	Alliant Techsystems, Inc. (c)	149,814,060	301,081,893
		1,144,743,603	2,216,685,076
Information Technology 8.76%
22,706,515	Oracle Corporation	673,138,684	928,242,333
21,967,680	Microsoft Corporation	566,099,740	887,494,272
30,752,166	Cisco Systems, Inc.	511,359,139	710,682,556
26,388,107	Intel Corporation	510,097,912	704,298,576
8,019,789	Linear Technology Corporation	227,165,656	356,880,611
6,760,923	Teradata Corporation (a)	290,547,366	307,351,560
2,135,632	Automatic Data Processing, Inc.	76,756,211	166,493,871
241,146	Google, Inc., Class 'A' (a)	62,240,364	128,984,172
241,146	Google, Inc., Class 'C' (a)	62,403,398	127,001,952
1,137,229	NetApp, Inc.	36,048,304	40,496,725
		3,015,856,774	4,357,926,628
Materials 1.58%
4,172,577	Scotts Miracle-Gro Company, Class 'A' (c)	182,102,946	255,403,438
3,397,980	Vulcan Materials Company	156,102,690	219,271,649
1,752,640	Martin Marietta Materials, Inc.	155,134,877	217,905,731
811,480	Deltic Timber Corporation (c)	39,544,385	49,297,410
1,780,037	Newmont Mining Corporation	45,037,098	44,198,319
		577,921,996	786,076,547
Utilities 0.42%
3,760,485	IDACorp, Inc. (c)	124,066,738	211,113,628
Total U.S. Common Stocks		9,579,254,998	15,467,335,743

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 40.06%
Australia 0.72%
37,126,221	Newcrest Mining Limited (a)	$792,366,434	$360,768,201
Austria 0.31%
3,351,094	OMV AG	136,201,591	156,745,687
Belgium 0.57%
2,788,865	Groupe Bruxelles Lambert SA	234,732,253	281,943,500
Bermuda 0.59%
4,676,071	Jardine Matheson Holdings Limited	236,801,754	291,319,223
Canada 5.22%
13,299,224	Canadian Natural Resources Limited	382,681,555	541,894,388
17,875,716	Cenovus Energy, Inc.	505,882,213	532,160,065
16,009,475	Goldcorp, Inc.	535,969,039	395,754,222
9,130,439	Potash Corporation of Saskatchewan, Inc.	351,228,590	330,156,674
12,939,710	Barrick Gold Corporation	236,771,269	226,056,734
7,419,204	Agnico-Eagle Mines Limited	234,920,569	219,113,757
46,369,306	Kinross Gold Corporation (a)	233,661,065	188,259,382
17,645,244	Penn West Petroleum Limited	273,529,232	159,865,911
1,008,427	Catalyst Paper Corporation (a)(b)(c)	17,346	2,254,136
		2,754,660,878	2,595,515,269
France 6.75%
7,202,806	Total SA	354,805,789	514,429,755
10,735,807	Bouygues SA	391,146,130	482,799,205
4,179,227	Sanofi	323,385,924	452,363,683
9,980,972	Carrefour SA	407,811,132	388,134,064
6,144,333	Compagnie de Saint-Gobain	257,667,236	375,241,279
3,298,051	Sodexo	87,651,089	355,520,142
8,416,422	Vivendi SA	235,055,984	225,823,845
1,867,732	Neopost SA (c)	166,306,200	153,036,078
921,669	Wendel SA	19,716,342	138,800,373
6,889,644	Société Télévision Francaise 1	96,963,158	117,089,700
1,401,821	Legrand SA	47,735,245	90,433,916
157,260	Robertet SA (c)	20,623,058	36,216,976
42,252	Robertet SA CI (b)(d)(e)	800,508	6,811,444
385,000	Sabeton SA (a)(c)	4,841,233	6,994,426
69,500	NSC Groupe (b)(c)	12,298,421	6,171,894
12,000,000	FINEL (a)(b)(c)(e)(f)(g)	0	5,993,349

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 40.06% — (continued)
France 6.75% — (continued)
104,457	Gaumont SA	$6,087,824	$5,754,708
		2,432,895,273	3,361,614,837
Germany 1.89%
7,775,691	HeidelbergCement AG	424,710,749	674,440,727
1,956,520	Daimler AG	83,206,657	181,130,356
693,440	Fraport AG	20,976,007	51,171,094
773,684	Hornbach Baumarkt AG	21,504,161	32,405,039
		550,397,574	939,147,216
Hong Kong 0.31%
12,693,580	Guoco Group Limited	115,086,260	152,183,138
12,785,004	City e-Solutions Limited (a)(b)	577,577	2,209,727
		115,663,837	154,392,865
Ireland 0.59%
10,094,915	CRH PLC	175,024,030	292,479,265
Israel 0.28%
15,719,757	Israel Chemicals Limited	156,830,538	139,276,911
Italy 0.59%
18,139,395	Italcementi S.p.A. RSP	249,186,230	140,927,793
4,416,279	Italcementi S.p.A.	80,654,243	53,610,564
1,734,972	Italmobiliare S.p.A. RSP (a)	121,356,934	53,676,373
1,021,137	Italmobiliare S.p.A. (a)	107,360,738	46,466,898
		558,558,145	294,681,628
Japan 12.78%
11,121,730	Secom Company Limited	504,039,784	639,987,652
1,647,090	Keyence Corporation	296,727,617	634,524,768
2,512,956	SMC Corporation	271,572,000	596,684,178
3,169,600	Fanuc Corporation	295,828,491	570,456,693
10,093,800	KDDI Corporation	320,858,498	537,296,030
4,479,590	Shimano, Inc.	69,035,449	446,929,310
14,298,940	Hoya Corporation	305,848,299	421,548,444
36,321,300	Astellas Pharma, Inc.	288,085,434	403,945,010
14,917,300	NKSJ Holdings, Inc.	402,645,728	371,929,356
14,618,720	MS&AD Insurance Group Holdings	356,085,457	327,450,177
2,195,100	Hirose Electric Company Limited (c)	230,964,207	309,398,846
11,939,880	Mitsubishi Estate Company Limited	205,947,588	270,248,763

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 40.06% — (continued)
Japan 12.78% — (continued)
4,274,630	Nissin Foods Holdings Company Limited	$152,059,580	$204,459,732
1,730,600	Ono Pharmaceutical Company Limited	64,504,491	136,944,823
4,484,910	Nomura Research Institute Limited	92,604,811	129,631,819
4,094,760	MISUMI Group, Inc.	64,904,124	99,570,337
3,526,280	Chofu Seisakusho Company Limited (c)	64,322,537	88,299,279
5,147,000	T. Hasegawa Company Limited (c)	79,849,658	76,373,052
924,660	Shin-Etsu Chemical Company Limited	43,043,581	54,248,649
632,500	Nitori Holdings Company Limited	26,796,871	28,984,814
1,104,800	Seikagaku Corporation	11,159,513	13,205,513
		4,146,883,718	6,362,117,245
Malaysia 0.04%
15,073,570	Genting Malaysia Berhad	12,360,952	19,479,548
Mexico 1.90%
16,713,544	Grupo Televisa S.A.B., ADR	327,870,823	548,371,379
17,363,483	Fresnillo PLC	235,978,628	249,629,916
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	149,027,282
		571,188,774	947,028,577
Netherlands 0.29%
16,199,448	TNT Express NV	164,536,124	145,858,162
Russia 0.29%
19,920,154	Gazprom OAO, ADR	134,320,030	143,664,151
Singapore 0.05%
13,467,250	ComfortDelGro Corporation Limited	3,279,184	22,773,048
South Africa 0.84%
16,836,513	AngloGold Ashanti Limited, ADR (a)	269,094,862	304,740,885
25,019,071	Gold Fields Limited, ADR	233,463,377	105,830,670
1,525,857	Harmony Gold Mining Company Limited, ADR (a)	8,711,448	5,020,070
		511,269,687	415,591,625
South Korea 1.15%
3,898,597	KT&G Corporation	216,376,344	312,400,882
2,458,905	Kia Motors Corporation	140,087,540	136,354,647

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 40.06% — (continued)
South Korea 1.15% — (continued)
51,900	Lotte Confectionery Company Limited	$21,157,499	$88,902,545
39,989	Namyang Dairy Products Company Limited (c)	7,325,466	35,449,457
		384,946,849	573,107,531
Sweden 0.72%
5,939,940	Investor AB, Class 'A'	116,378,542	225,641,349
3,394,798	Investor AB, Class 'B'	63,888,333	131,308,126
		180,266,875	356,949,475
Switzerland 1.68%
5,091,560	Nestlé SA	146,056,200	393,104,763
4,327,670	Pargesa Holding SA	272,881,781	392,396,394
388,803	Kuehne & Nagel International AG	7,503,142	53,100,921
		426,441,123	838,602,078
Thailand 0.38%
32,213,700	Bangkok Bank PCL, NVDR	109,267,553	187,647,789
United Kingdom 2.12%
7,175,381	Berkeley Group Holdings PLC (c)	86,127,761	277,915,975
7,387,420	GlaxoSmithKline PLC	140,774,624	203,557,954
4,355,040	Willis Group Holdings PLC	119,957,625	178,513,090
2,917,489	British American Tobacco PLC	154,655,907	168,317,526
42,951,230	WM Morrison Supermarkets PLC	186,107,922	145,690,312
3,052,693	Anglo American PLC	74,109,213	81,538,880
		761,733,052	1,055,533,737
Total International Common Stocks		15,550,626,228	19,936,237,568
Total Common Stocks		25,129,881,226	35,403,573,311
International Preferred Stock — 0.30%
Germany 0.30%
1,613,642	Hornbach Holding AG	54,766,557	145,492,147
Investment Company — 0.00%
192,349	State Street Institutional U.S. Government Money Market Fund, Institutional Class	192,349	192,349

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Warrant — 0.22%
United States — 0.22%
5,806,899	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	$75,108,859	$109,518,115
OUNCES
Commodity — 4.82%
1,859,536	Gold bullion (a)	1,786,987,800	2,399,117,206
PRINCIPAL
Notes and Bonds — 0.28%
U.S. Corporate Bond 0.01%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	4,804,428	5,125,312
International Notes and Bonds — 0.27%
International Corporate Notes and Bonds — 0.22%
Canada 0.03%
17,593,454 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (h)	17,593,454	15,900,084
France 0.16%
15,000,000 EUR	Emin Leydier SA FRN 8.259% due 07/31/16 (b)(e)(f)(h)	21,369,283	20,810,240
17,256,032 EUR	FINEL 9.50% due 06/30/17 (b)(e)(f)(h)	21,555,398	17,955,108
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	13,303,779	17,992,273
10,000,000 EUR	Wendel SA 4.875% due 09/21/15	12,582,092	14,568,222
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	3,622,431	5,190,768
		72,432,983	76,516,611
Norway 0.03%
5,500,000 USD	Den Norske Bank ASA FRN 0.448% due 08/29/14 (b)(i)	4,006,661	3,753,750
3,500,000 USD	Den Norske Creditbank FRN 0.48% due 08/29/14 (b)(i)	2,677,514	2,380,000
3,170,000 USD	Den Norske Creditbank FRN 0.50% due 05/30/14 (b)(i)	2,130,365	2,187,300

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Corporate Notes and Bonds — 0.22% — (continued)
Norway 0.03% — (continued)
10,000,000 USD	Nordea Bank Norge ASA FRN 0.539% due 11/21/14 (b)(i)	$7,052,703	$6,749,420
		15,867,243	15,070,470
Total International Corporate Notes and Bonds		105,893,680	107,487,165
International Government Bond — 0.05%
South Korea 0.05%
25,944,240,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (j)	24,741,605	26,066,341
Total International Notes and Bonds		130,635,285	133,553,506
Total Notes and Bonds		135,439,713	138,678,818
Commercial Paper — 23.14%
International Commercial Paper — 8.57%
Australia 0.11%
35,025,000 USD	Telstra Corporation Limited 0.14% due 07/09/14	35,015,601	35,012,944
21,556,000 USD	Telstra Corporation Limited 0.15% due 05/15/14	21,554,743	21,554,743
Belgium 0.12%
58,559,000 USD	Anheuser Busch Inbev Worldwide 0.11% due 07/14/14	58,545,759	58,540,700
Canada 0.62%
32,431,000 USD	Suncor Energy, Inc. 0.19% due 06/04/14	32,425,180	32,425,180
47,129,000 USD	Suncor Energy, Inc. 0.19% due 06/16/14	47,117,558	47,117,558
55,346,000 USD	Suncor Energy, Inc. 0.20% due 05/16/14	55,341,388	55,341,388
66,042,000 USD	Suncor Energy, Inc. 0.20% due 05/09/14	66,039,065	66,039,065
34,615,000 USD	Suncor Energy, Inc. 0.23% due 05/16/14	34,611,683	34,611,683
72,456,000 USD	Total Capital Limited 0.10% due 06/19/14	72,446,138	72,446,138
France 1.22%
30,621,000 USD	Essilor International 0.12% due 05/23/14	30,618,754	30,618,754
38,135,000 USD	Essilor International 0.13% due 05/20/14	38,132,383	38,132,383

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.57% — (continued)
France 1.22% — (continued)
71,795,000 USD	Essilor International 0.16% due 06/17/14	$71,780,003	$71,780,003
38,143,000 USD	GDF Suez SA 0.14% due 06/11/14	38,136,918	38,136,918
20,234,000 USD	GDF Suez SA 0.14% due 07/03/14	20,229,043	20,227,776
36,314,000 USD	GDF Suez SA 0.15% due 05/05/14	36,313,395	36,313,395
34,849,000 USD	GDF Suez SA 0.15% due 05/12/14	34,847,403	34,847,403
44,513,000 USD	GDF Suez SA 0.15% due 05/23/14	44,508,920	44,508,920
62,927,000 USD	GDF Suez SA 0.15% due 07/03/14	62,910,481	62,907,644
37,158,000 USD	GDF Suez SA 0.15% due 07/08/14	37,147,472	37,145,466
9,527,000 USD	GDF Suez SA 0.16% due 07/22/14	9,523,528	9,522,937
10,486,000 USD	GDF Suez SA 0.17% due 05/12/14	10,485,455	10,485,455
20,280,000 USD	L'Oreal USA, Inc. 0.06% due 05/20/14	20,279,358	20,279,358
63,214,000 USD	Sanofi 0.08% due 06/13/14	63,207,960	63,207,960
39,147,000 USD	Électricité de France SA 0.09% due 06/02/14	39,143,868	39,143,868
14,324,000 USD	Électricité de France SA 0.12% due 05/20/14	14,323,093	14,323,093
37,966,000 USD	Électricité de France SA 0.14% due 06/26/14	37,957,732	37,957,732
Germany 0.89%
36,167,000 USD	BASF AG 0.08% due 06/02/14	36,164,428	36,164,428
70,236,000 USD	BASF AG 0.08% due 06/03/14	70,230,849	70,230,849
58,720,000 USD	BASF AG 0.08% due 06/17/14	58,713,867	58,713,867
27,322,000 USD	Henkel Corporation 0.10% due 06/25/14	27,317,826	27,317,826
20,153,000 USD	Henkel Corporation 0.11% due 06/20/14	20,149,921	20,149,921
18,457,000 USD	Henkel Corporation 0.13% due 06/27/14	18,453,201	18,453,201

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.57% — (continued)
Germany 0.89% — (continued)
39,788,000 USD	Siemens Company 0.07% due 05/23/14	$39,786,298	$39,786,298
119,001,000 USD	Siemens Company 0.07% due 06/18/14	118,989,893	118,989,893
55,899,000 USD	Siemens Company 0.09% due 06/05/14	55,894,109	55,894,109
Italy 0.46%
25,354,000 USD	Eni S.p.A. 0.26% due 05/05/14	25,353,268	25,353,268
52,539,000 USD	Eni S.p.A. 0.27% due 06/11/14	52,522,844	52,522,844
33,723,000 USD	Eni S.p.A. 0.28% due 07/03/14	33,706,476	33,708,432
62,927,000 USD	Eni S.p.A. 0.29% due 07/02/14	62,895,571	62,900,350
52,685,000 USD	Eni S.p.A. 0.29% due 07/09/14	52,655,716	52,659,695
Japan 0.85%
58,547,000 USD	Honda Corporation 0.08% due 05/08/14	58,546,089	58,546,089
39,533,000 USD	Honda Corporation 0.08% due 05/12/14	39,532,034	39,532,034
19,359,000 USD	Honda Corporation 0.08% due 06/06/14	19,357,451	19,357,451
32,228,000 USD	Honda Corporation 0.08% due 06/12/14	32,224,992	32,224,992
25,952,000 USD	Honda Corporation 0.09% due 05/08/14	25,951,546	25,951,546
15,813,000 USD	Honda Corporation 0.09% due 05/21/14	15,812,209	15,812,209
34,321,000 USD	Honda Corporation 0.09% due 05/23/14	34,319,113	34,319,113
30,626,000 USD	Honda Corporation 0.10% due 05/09/14	30,625,319	30,625,319
42,947,000 USD	Honda Corporation 0.10% due 07/10/14	42,938,649	42,936,495
42,943,000 USD	Honda Corporation 0.11% due 07/07/14	42,934,209	42,933,024
41,951,000 USD	Honda Corporation 0.11% due 07/08/14	41,942,284	41,941,112
37,158,000 USD	Honda Corporation 0.11% due 07/09/14	37,150,166	37,149,112

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.57% — (continued)
Switzerland 2.10%
38,026,000 USD	Nestlé SA 0.04% due 06/04/14	$38,024,563	$38,024,563
24,511,000 USD	Nestlé SA 0.05% due 05/09/14	24,510,728	24,510,728
53,725,000 USD	Nestlé SA 0.07% due 05/02/14	53,724,895	53,724,895
13,846,000 USD	Nestlé SA 0.07% due 05/20/14	13,845,488	13,845,488
55,035,000 USD	Nestlé SA 0.08% due 06/03/14	55,030,964	55,030,964
58,150,000 USD	Nestlé SA 0.08% due 06/09/14	58,144,960	58,144,960
38,780,000 USD	Nestlé SA 0.09% due 06/03/14	38,776,801	38,776,801
52,539,000 USD	Nestlé SA 0.09% due 07/07/14	52,530,200	52,530,100
29,376,000 USD	Nestlé SA 0.09% due 07/21/14	29,370,051	29,370,983
38,403,000 USD	Nestlé SA 0.11% due 06/12/14	38,398,072	38,398,072
54,253,000 USD	Nestlé SA 0.12% due 05/12/14	54,251,094	54,251,094
38,366,000 USD	Nestlé SA 0.12% due 07/07/14	38,357,432	38,359,501
37,257,000 USD	Roche Holdings, Inc. 0.07% due 05/02/14	37,256,927	37,256,927
28,087,000 USD	Roche Holdings, Inc. 0.07% due 06/02/14	28,085,252	28,085,252
115,758,000 USD	Roche Holdings, Inc. 0.07% due 06/05/14	115,750,122	115,750,122
36,421,000 USD	Roche Holdings, Inc. 0.07% due 06/12/14	36,418,026	36,418,026
55,737,000 USD	Roche Holdings, Inc. 0.07% due 06/20/14	55,731,581	55,731,581
41,951,000 USD	Roche Holdings, Inc. 0.07% due 06/23/14	41,946,677	41,946,677
21,074,000 USD	Roche Holdings, Inc. 0.07% due 07/03/14	21,071,419	21,068,643
23,873,000 USD	Roche Holdings, Inc. 0.08% due 05/20/14	23,871,992	23,871,992
39,039,000 USD	Roche Holdings, Inc. 0.08% due 07/02/14	39,033,621	39,029,299
38,132,000 USD	Roche Holdings, Inc. 0.08% due 07/08/14	38,126,238	38,121,331

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.57% — (continued)
Switzerland 2.10% — (continued)
74,885,000 USD	Roche Holdings, Inc. 0.08% due 07/10/14	$74,873,351	$74,863,291
36,167,000 USD	Roche Holdings, Inc. 0.08% due 07/16/14	36,160,892	36,155,318
United Kingdom 2.20%
36,077,000 USD	AstraZeneca PLC 0.07% due 07/08/14	36,072,230	36,066,906
40,851,000 USD	AstraZeneca PLC 0.08% due 05/19/14	40,849,366	40,849,366
52,275,000 USD	AstraZeneca PLC 0.08% due 06/09/14	52,270,469	52,270,469
35,499,000 USD	AstraZeneca PLC 0.09% due 05/12/14	35,498,024	35,498,024
51,218,000 USD	AstraZeneca PLC 0.09% due 05/16/14	51,216,079	51,216,079
36,011,000 USD	Astrazeneca PLC 0.09% due 05/27/14	36,008,659	36,008,659
59,441,000 USD	AstraZeneca PLC 0.09% due 06/10/14	59,435,056	59,435,056
31,225,000 USD	AstraZeneca PLC 0.09% due 06/16/14	31,221,409	31,221,409
63,660,000 USD	AstraZeneca PLC 0.09% due 06/24/14	63,651,406	63,651,406
62,649,000 USD	AstraZeneca PLC 0.10% due 06/17/14	62,640,821	62,640,821
39,784,000 USD	British American Tobacco PLC 0.26% due 06/11/14	39,772,219	39,772,219
19,786,000 USD	Centrica PLC 0.29% due 05/02/14	19,785,841	19,785,841
43,437,000 USD	Centrica PLC 0.30% due 05/02/14	43,436,638	43,436,638
18,372,000 USD	Centrica PLC 0.30% due 05/09/14	18,370,775	18,370,775
39,860,000 USD	Centrica PLC 0.32% due 06/06/14	39,847,245	39,847,245
38,143,000 USD	Centrica PLC 0.33% due 06/17/14	38,126,567	38,126,567
7,727,000 USD	Centrica PLC 0.41% due 07/01/14	7,721,763	7,723,394
11,291,000 USD	GlaxoSmithKline PLC 0.07% due 05/08/14	11,290,846	11,290,846
58,720,000 USD	GlaxoSmithKline PLC 0.10% due 06/02/14	58,714,780	58,714,780

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.57% — (continued)
United Kingdom 2.20% — (continued)
72,842,000 USD	GlaxoSmithKline PLC 0.11% due 06/23/14	$72,830,204	$72,830,204
61,421,000 USD	GlaxoSmithKline PLC 0.12% due 06/30/14	61,408,715	61,403,206
26,502,000 USD	Reckitt Benckiser 0.15% due 07/29/14	26,492,172	26,490,074
31,395,000 USD	Reed Elsevier, Inc. 0.20% due 06/16/14	31,386,977	31,386,977
37,158,000 USD	Reed Elsevier, Inc. 0.21% due 07/01/14	37,144,778	37,140,658
39,039,000 USD	Reed Elsevier, Inc. 0.22% due 06/18/14	39,027,549	39,027,549
81,702,000 USD	Royal Dutch Shell PLC 0.07% due 05/06/14	81,701,206	81,701,206
Total International Commercial Paper		4,266,024,349	4,265,974,923
U.S. Commercial Paper — 14.57%
$32,350,000	3M Company 0.07% due 06/23/14	32,346,666	32,346,666
24,568,000	3M Company 0.07% due 06/26/14	24,565,325	24,565,325
35,841,000	Abbott Laboratories 0.08% due 05/22/14	35,839,328	35,839,328
30,693,000	Abbott Laboratories 0.08% due 06/19/14	30,689,658	30,689,658
53,641,000	Abbott Laboratories 0.09% due 05/22/14	53,638,184	53,638,184
24,498,000	Abbott Laboratories 0.09% due 06/10/14	24,495,550	24,495,550
69,447,000	Abbott Laboratories 0.10% due 05/19/14	69,443,528	69,443,528
38,767,000	Abbott Laboratories 0.10% due 06/03/14	38,763,446	38,763,446
39,627,000	Abbott Laboratories 0.10% due 06/06/14	39,623,037	39,623,037
25,128,000	Abbott Laboratories 0.10% due 06/16/14	25,124,789	25,124,789
25,191,000	Abbott Laboratories 0.10% due 06/23/14	25,187,291	25,187,291
14,010,000	Abbott Laboratories 0.10% due 07/08/14	14,007,354	14,008,228
25,317,000	Abbott Laboratories 0.10% due 07/11/14	25,312,007	25,313,557

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$30,063,000	Abbott Laboratories 0.10% due 07/15/14	$30,056,737	$30,058,494
13,489,000	Abbott Laboratories 0.10% due 07/21/14	13,485,965	13,486,696
40,538,000	Air Products 0.08% due 06/04/14	40,534,937	40,534,937
15,040,000	Air Products 0.08% due 06/23/14	15,038,229	15,038,229
32,758,000	Air Products 0.09% due 06/04/14	32,755,216	32,755,216
18,083,000	BHP Billiton Finance USA Limited 0.08% due 05/20/14	18,082,236	18,082,236
40,124,000	Caterpillar Financial Services Company 0.09% due 07/01/14	40,117,881	40,115,638
77,533,000	Caterpillar Financial Services Company 0.11% due 06/06/14	77,524,471	77,524,471
54,104,000	Caterpillar Financial Services Company 0.13% due 07/17/14	54,088,956	54,089,230
47,924,000	Celgene Corporation 0.23% due 05/07/14	47,922,163	47,922,163
38,403,000	Celgene Corporation 0.25% due 06/12/14	38,391,799	38,391,799
28,631,000	Celgene Corporation 0.25% due 07/02/14	28,618,673	28,617,372
32,669,000	Chevron Corporation 0.07% due 05/01/14	32,669,000	32,669,000
26,206,000	Chevron Corporation 0.07% due 06/03/14	26,204,318	26,204,318
28,852,000	Chevron Corporation 0.07% due 06/11/14	28,849,700	28,849,700
34,026,000	Chevron Corporation 0.07% due 07/07/14	34,021,567	34,016,680
64,345,000	Chevron Corporation 0.08% due 05/01/14	64,345,000	64,345,000
20,846,000	Chevron Corporation 0.08% due 05/02/14	20,845,954	20,845,954
39,481,000	Chevron Corporation 0.08% due 05/05/14	39,480,649	39,480,649
39,860,000	Chevron Corporation 0.08% due 05/06/14	39,859,557	39,859,557

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$39,860,000	Chevron Corporation 0.08% due 05/08/14	$39,859,380	$39,859,380
39,860,000	Chevron Corporation 0.08% due 05/09/14	39,859,291	39,859,291
34,849,000	Chevron Corporation 0.08% due 05/13/14	34,848,071	34,848,071
42,047,000	Chevron Corporation 0.08% due 05/14/14	42,045,785	42,045,785
35,025,000	Chevron Corporation 0.08% due 06/12/14	35,021,731	35,021,731
40,947,000	Chevron Corporation 0.08% due 06/13/14	40,943,087	40,943,087
26,266,000	Chevron Corporation 0.08% due 07/01/14	26,262,440	26,259,623
37,158,000	Chevron Corporation 0.08% due 07/11/14	37,152,137	37,147,001
39,031,000	Chevron Corporation 0.09% due 05/21/14	39,029,048	39,029,048
38,799,000	Church & Dwight Company, Inc. 0.30% due 05/20/14	38,792,857	38,792,857
48,408,000	Coca-Cola Company 0.07% due 06/12/14	48,404,047	48,404,047
39,322,000	Coca-Cola Company 0.08% due 05/16/14	39,320,689	39,320,689
44,511,000	Coca-Cola Company 0.09% due 05/15/14	44,509,442	44,509,442
61,306,000	Coca-Cola Company 0.09% due 05/16/14	61,303,701	61,303,701
31,013,000	Coca-Cola Company 0.09% due 05/19/14	31,011,604	31,011,604
7,158,000	Coca-Cola Company 0.10% due 07/09/14	7,156,628	7,156,650
22,721,000	Coca-Cola Company 0.10% due 07/18/14	22,716,077	22,715,865
42,947,000	Coca-Cola Company 0.10% due 07/21/14	42,937,337	42,936,727
34,617,000	Coca-Cola Company 0.10% due 07/24/14	34,608,923	34,608,256
14,431,000	Coca-Cola Company 0.10% due 08/01/14	14,427,312	14,426,863
40,203,000	Coca-Cola Company 0.11% due 05/13/14	40,201,526	40,201,526

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$25,009,000	Coca-Cola Company 0.11% due 06/06/14	$25,006,249	$25,006,249
35,182,000	Coca-Cola Company 0.12% due 05/13/14	35,180,593	35,180,593
42,165,000	ConocoPhillips 0.10% due 07/08/14	42,157,035	42,157,242
46,353,000	ConocoPhillips 0.11% due 06/18/14	46,346,202	46,346,202
15,347,000	Corning, Inc. 0.17% due 06/12/14	15,343,956	15,343,956
7,689,000	Corning, Inc. 0.17% due 06/25/14	7,687,003	7,687,003
31,290,000	Corning, Inc. 0.17% due 07/01/14	31,280,987	31,275,397
70,733,000	Corning, Inc. 0.18% due 05/07/14	70,730,878	70,730,878
68,298,000	Corning, Inc. 0.18% due 05/08/14	68,295,610	68,295,610
17,173,000	Devon Energy Corporation 0.19% due 05/01/14	17,173,000	17,173,000
19,740,000	Devon Energy Corporation 0.19% due 05/14/14	19,738,646	19,738,646
19,740,000	Devon Energy Corporation 0.19% due 05/15/14	19,738,541	19,738,541
17,073,000	Devon Energy Corporation 0.19% due 05/20/14	17,071,288	17,071,288
40,851,000	Devon Energy Corporation 0.19% due 05/21/14	40,846,688	40,846,688
34,615,000	Devon Energy Corporation 0.19% due 05/22/14	34,611,163	34,611,163
42,947,000	Devon Energy Corporation 0.19% due 06/20/14	42,935,667	42,935,667
14,863,000	Devon Energy Corporation 0.19% due 06/23/14	14,858,842	14,858,842
20,435,000	Devon Energy Corporation 0.20% due 05/27/14	20,432,048	20,432,048
20,435,000	Devon Energy Corporation 0.20% due 05/28/14	20,431,935	20,431,935
14,049,000	Devon Energy Corporation 0.20% due 07/01/14	14,044,239	14,042,443
38,316,000	Diageo Capital PLC 0.24% due 06/05/14	38,307,060	38,307,060

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$18,986,000	Diageo Capital PLC 0.25% due 05/22/14	$18,983,231	$18,983,231
32,758,000	Diageo Capital PLC 0.25% due 06/10/14	32,748,901	32,748,901
23,231,000	Diageo Capital PLC 0.25% due 06/11/14	23,224,386	23,224,386
28,612,000	Diageo Capital PLC 0.25% due 06/19/14	28,602,264	28,602,264
25,249,000	Diageo Capital PLC 0.26% due 06/20/14	25,239,882	25,239,882
20,470,000	Dominion Resources, Inc. 0.20% due 05/21/14	20,467,726	20,467,726
44,511,000	Dominion Resources, Inc. 0.25% due 05/06/14	44,509,454	44,509,454
40,014,000	Dr Pepper Snapple Group, Inc. 0.20% due 05/13/14	40,011,332	40,011,332
20,007,000	Dr Pepper Snapple Group, Inc. 0.22% due 06/10/14	20,002,109	20,002,109
18,345,000	Emerson Electric Company 0.08% due 05/29/14	18,343,859	18,343,859
23,593,000	Emerson Electric Company 0.08% due 05/30/14	23,591,480	23,591,480
29,737,000	Emerson Electric Company 0.10% due 05/12/14	29,736,091	29,736,091
20,213,000	Emerson Electric Company 0.10% due 06/02/14	20,211,203	20,211,203
14,288,000	Emerson Electric Company 0.10% due 06/04/14	14,286,651	14,286,651
35,898,000	Google, Inc. 0.06% due 05/21/14	35,896,803	35,896,803
38,316,000	Google, Inc. 0.06% due 06/19/14	38,312,871	38,312,871
30,011,000	Google, Inc. 0.08% due 05/14/14	30,010,133	30,010,133
36,421,000	Google, Inc. 0.08% due 07/09/14	36,415,415	36,416,254
36,404,000	Google, Inc. 0.09% due 05/07/14	36,403,454	36,403,454
32,335,000	Honeywell International, Inc. 0.08% due 05/13/14	32,334,138	32,334,138
40,851,000	Honeywell International, Inc. 0.10% due 05/19/14	40,848,957	40,848,957

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$38,799,000	Honeywell International, Inc. 0.10% due 05/21/14	$38,796,844	$38,796,844
40,203,000	Honeywell International, Inc. 0.11% due 05/29/14	40,199,560	40,199,560
34,615,000	Honeywell International, Inc. 0.12% due 06/09/14	34,610,500	34,610,500
39,725,000	Honeywell International, Inc. 0.12% due 06/19/14	39,718,512	39,718,512
26,439,000	Intercontinental Exchange Group, Inc. 0.25% due 05/08/14	26,437,715	26,437,715
39,031,000	International Business Machines Corporation 0.07% due 05/07/14	39,030,545	39,030,545
78,063,000	International Business Machines Corporation 0.07% due 05/13/14	78,061,179	78,061,179
79,254,000	Johnson & Johnson 0.05% due 05/06/14	79,253,450	79,253,450
39,627,000	Johnson & Johnson 0.05% due 05/08/14	39,626,615	39,626,615
40,538,000	Johnson Controls 0.27% due 06/23/14	40,521,886	40,521,886
25,311,000	McDonald's Corporation 0.08% due 06/23/14	25,308,019	25,308,019
30,387,000	McDonald's Corporation 0.08% due 06/27/14	30,383,151	30,383,151
82,896,000	Merck & Company, Inc. 0.06% due 05/01/14	82,896,000	82,896,000
52,275,000	Merck & Company, Inc. 0.06% due 05/09/14	52,274,303	52,274,303
73,820,000	Merck & Company, Inc. 0.07% due 05/05/14	73,819,426	73,819,426
36,167,000	Merck & Company, Inc. 0.07% due 05/29/14	36,165,031	36,165,031
76,805,000	Merck & Company, Inc. 0.08% due 05/15/14	76,802,610	76,802,610
35,898,000	Merck & Company, Inc. 0.08% due 06/02/14	35,895,447	35,895,447
88,329,000	Merck & Company, Inc. 0.08% due 06/04/14	88,322,326	88,322,326
61,243,000	Merck & Company, Inc. 0.08% due 06/13/14	61,237,148	61,237,148
See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$21,474,000	Merck & Company, Inc. 0.09% due 06/17/14	$21,471,477	$21,471,477
20,234,000	MetLife 0.10% due 06/06/14	20,231,977	20,231,977
20,234,000	MetLife 0.10% due 06/09/14	20,231,808	20,231,808
32,688,000	National Grid USA 0.28% due 06/11/14	32,677,576	32,677,576
18,039,000	Omnicom Group, Inc. 0.26% due 06/20/14	18,032,486	18,032,486
28,830,000	Parker-Hannifin Corporation 0.08% due 05/02/14	28,829,936	28,829,936
30,508,000	Parker-Hannifin Corporation 0.08% due 05/06/14	30,507,661	30,507,661
16,122,000	PepsiCo, Inc. 0.06% due 05/01/14	16,122,000	16,122,000
29,137,000	PepsiCo, Inc. 0.06% due 06/06/14	29,135,252	29,135,252
36,690,000	PepsiCo, Inc. 0.07% due 05/07/14	36,689,572	36,689,572
40,538,000	PepsiCo, Inc. 0.07% due 06/06/14	40,535,162	40,535,162
49,586,000	PepsiCo, Inc. 0.07% due 06/10/14	49,582,143	49,582,143
99,965,000	Pfizer, Inc. 0.06% due 05/22/14	99,961,501	99,961,501
74,532,000	Pfizer, Inc. 0.07% due 05/14/14	74,530,116	74,530,116
82,473,000	Pfizer, Inc. 0.08% due 06/10/14	82,465,669	82,465,669
33,346,000	Pfizer, Inc. 0.08% due 06/11/14	33,342,962	33,342,962
79,066,000	Pfizer, Inc. 0.08% due 06/16/14	79,057,918	79,057,918
39,533,000	Pfizer, Inc. 0.08% due 06/17/14	39,528,871	39,528,871
75,112,000	Pfizer, Inc. 0.09% due 06/09/14	75,104,677	75,104,677
20,883,000	Philip Morris International, Inc. 0.05% due 05/19/14	20,882,478	20,882,478
16,673,000	Philip Morris International, Inc. 0.05% due 05/27/14	16,672,398	16,672,398

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$38,403,000	Philip Morris International, Inc. 0.05% due 05/28/14	$38,401,560	$38,401,560
15,531,000	Philip Morris International, Inc. 0.06% due 05/01/14	15,531,000	15,531,000
39,322,000	Philip Morris International, Inc. 0.06% due 05/20/14	39,320,755	39,320,755
40,538,000	Philip Morris International, Inc. 0.07% due 06/05/14	40,535,241	40,535,241
38,143,000	Philip Morris International, Inc. 0.07% due 06/09/14	38,140,107	38,140,107
35,025,000	Philip Morris International, Inc. 0.07% due 06/11/14	35,022,208	35,022,208
40,124,000	Philip Morris International, Inc. 0.08% due 06/04/14	40,120,968	40,120,968
71,702,000	Philip Morris International, Inc. 0.08% due 06/13/14	71,695,148	71,695,148
18,006,000	Philip Morris International, Inc. 0.09% due 05/02/14	18,005,955	18,005,955
36,421,000	Philip Morris International, Inc. 0.09% due 06/18/14	36,416,629	36,416,629
33,339,000	Philip Morris International, Inc. 0.09% due 06/19/14	33,334,916	33,334,916
30,082,000	Philip Morris International, Inc. 0.09% due 06/23/14	30,078,014	30,078,014
51,039,000	Philip Morris International, Inc. 0.09% due 07/16/14	51,029,303	51,019,243
36,069,000	Philip Morris International, Inc. 0.10% due 07/15/14	36,061,486	36,055,218
16,707,000	Precision Castparts Corporation 0.08% due 05/02/14	16,706,963	16,706,963
23,419,000	Precision Castparts Corporation 0.09% due 05/09/14	23,418,532	23,418,532
24,310,000	Precision Castparts Corporation 0.09% due 06/02/14	24,308,055	24,308,055
19,893,000	Precision Castparts Corporation 0.09% due 06/12/14	19,890,911	19,890,911
19,158,000	Precision Castparts Corporation 0.10% due 06/03/14	19,156,244	19,156,244
14,315,000	Precision Castparts Corporation 0.10% due 06/11/14	14,313,370	14,313,370
35,124,000	Precision Castparts Corporation 0.10% due 07/02/14	35,117,951	35,113,428

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$37,291,000	Procter & Gamble Company 0.07% due 05/30/14	$37,288,897	$37,288,897
77,664,000	Procter & Gamble Company 0.08% due 05/19/14	77,660,893	77,660,893
33,021,000	Procter & Gamble Company 0.08% due 06/05/14	33,018,432	33,018,432
59,441,000	Procter & Gamble Company 0.09% due 05/20/14	59,438,177	59,438,177
70,612,000	Procter & Gamble Company 0.09% due 05/21/14	70,608,469	70,608,469
51,817,000	Procter & Gamble Company 0.10% due 06/02/14	51,812,394	51,812,394
62,649,000	Procter & Gamble Company 0.10% due 06/20/14	62,640,299	62,640,299
36,167,000	Procter & Gamble Company 0.10% due 07/14/14	36,159,566	36,161,727
34,617,000	Procter & Gamble Company 0.10% due 07/21/14	34,609,211	34,611,087
57,475,000	Schlumberger Investments SA 0.10% due 06/16/14	57,467,656	57,467,656
18,579,000	Schlumberger Investments SA 0.11% due 06/16/14	18,576,389	18,576,389
37,291,000	Schlumberger Investments SA 0.13% due 06/25/14	37,283,594	37,283,594
59,221,000	United Healthcare Company 0.18% due 05/14/14	59,217,151	59,217,151
51,218,000	United Healthcare Company 0.18% due 05/15/14	51,214,415	51,214,415
34,026,000	United Technologies Corporation 0.07% due 06/24/14	34,022,427	34,022,427
52,900,000	Wal-Mart Stores, Inc. 0.07% due 05/14/14	52,898,663	52,898,663
55,810,000	Wal-Mart Stores, Inc. 0.08% due 05/12/14	55,808,636	55,808,636
37,257,000	Wal-Mart Stores, Inc. 0.10% due 05/05/14	37,256,586	37,256,586
21,134,000	Wal-Mart Stores, Inc. 0.11% due 05/05/14	21,133,742	21,133,742
24,748,000	Walt Disney Company 0.06% due 05/16/14	24,747,381	24,747,381
23,488,000	Walt Disney Company 0.06% due 05/22/14	23,487,178	23,487,178

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 14.57% — (continued)
$118,557,000	Walt Disney Company 0.06% due 05/23/14	$118,552,653	$118,552,653
40,125,000	Walt Disney Company 0.06% due 06/18/14	40,121,790	40,121,790
39,481,000	Walt Disney Company 0.07% due 05/15/14	39,479,925	39,479,925
57,215,000	Walt Disney Company 0.07% due 06/19/14	57,209,549	57,209,549
58,244,000	Walt Disney Company 0.07% due 06/20/14	58,238,337	58,238,337
3,499,000	Walt Disney Company 0.07% due 07/15/14	3,498,490	3,498,254
16,452,000	Walt Disney Company 0.08% due 06/20/14	16,450,172	16,450,172
61,547,000	Walt Disney Company 0.08% due 07/15/14	61,536,742	61,533,878
32,612,000	Walt Disney Company 0.08% due 07/18/14	32,606,347	32,604,630
38,294,000	WellPoint, Inc. 0.16% due 05/01/14	38,294,000	38,294,000
18,633,000	WellPoint, Inc. 0.16% due 05/02/14	18,632,917	18,632,917
37,266,000	WellPoint, Inc. 0.16% due 05/07/14	37,265,006	37,265,006
20,269,000	WellPoint, Inc. 0.16% due 06/03/14	20,266,027	20,266,027
15,978,000	WellPoint, Inc. 0.17% due 06/13/14	15,974,756	15,974,756
19,383,000	WellPoint, Inc. 0.20% due 05/05/14	19,382,569	19,382,569
Total U.S. Commercial Paper		7,250,156,913	7,250,115,828
Total Commercial Paper		11,516,181,262	11,516,090,751
Total Investments — 99.90%		$38,698,557,766	49,712,662,697
Other Assets in Excess of Liabilities — 0.10%			51,962,254
Net Assets — 100.00%			$49,764,624,951

  (a)  Non-income producing security/commodity.

  (b)  Security is deemed illiquid. At April 30, 2014, the value of these securities amounted to $84,078,235 or 0.17% of net assets.

  (c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

  (d)  Represents non-voting class of shares.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

  (e)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $51,570,141 or 0.10% of net assets.

  (f)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2014, the value of these securities amounted to $44,758,697 or 0.09% of net assets.

  (g)  Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

  (h)  Payment-in-kind security.

  (i)  Floating rate security. Rate shown is the rate in effect at April 30, 2014.

  (j)  Inflation protected security.

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,453,387,782
Gross unrealized depreciation	(1,439,282,851)
Net unrealized appreciation	$11,014,104,931

Abbreviations used in this schedule include:

ADR  — American Depository Receipt

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

RSP  — Represents Non-Voting Shares

Currencies

EUR  — Euro

KRW  — South Korean Won

USD  — United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.259% due 07/31/16	07/30/09	$21,369,283	$1.39
FINEL 9.50% due 06/30/17	06/22/05	21,555,398	1.04
FINEL	07/30/09	—	0.50

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

Foreign Currency Exchange Contracts — Sales
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
06/18/14	17,441,000	British Pound	$28,445,573	$29,436,591	$—	$(991,018)
07/16/14	13,362,000	British Pound	21,965,845	22,547,262	—	(581,417)
08/20/14	35,651,000	British Pound	58,591,330	60,163,889	—	(1,572,559)
09/17/14	2,268,000	British Pound	3,779,917	3,825,030	—	(45,113)
10/15/14	10,769,000	British Pound	18,031,721	18,157,705	—	(125,984)
06/18/14	102,163,000	Euro	140,871,575	141,720,572	—	(848,997)
07/16/14	210,426,000	Euro	285,169,315	291,885,461	—	(6,716,146)
08/20/14	475,005,000	Euro	641,844,020	658,903,386	—	(17,059,366)
09/17/14	379,397,000	Euro	528,374,820	526,239,792	2,135,028	—
10/15/14	219,857,000	Euro	304,678,930	304,944,328	—	(265,398)
06/18/14	50,901,993,000	Japanese Yen	497,172,314	498,031,155	—	(858,841)
07/16/14	34,806,653,000	Japanese Yen	332,340,192	340,607,635	—	(8,267,443)
08/20/14	60,097,111,000	Japanese Yen	599,270,791	587,991,478	11,279,313	—
09/17/14	38,580,859,000	Japanese Yen	377,440,729	377,692,206	—	(251,477)
10/15/14	34,316,725,000	Japanese Yen	337,046,486	336,009,696	1,036,790	—
			$4,175,023,558	$4,198,156,186	$14,451,131	$(37,583,759)
Foreign Currency Exchange Contracts — Purchases
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
05/13/14	12,070,710,000	Japanese Yen	$115,886,233	$118,076,163	$2,189,930	$—
06/18/14	11,212,000,000	Japanese Yen	107,023,028	109,699,542	2,676,514	—
			$222,909,261	$227,775,705	$4,866,444	$—
Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES APRIL 30, 2014	MARKET VALUE APRIL 30, 2014	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Alliant Techsystems, Inc.	2,319,923	—	232,266	2,087,657	$301,081,893	$13,823,852	$1,345,555
Berkeley Group Holdings PLC	7,175,381	—	—	7,175,381	277,915,975	—	10,575,047
Catalyst Paper Corporation	1,008,427	—	—	1,008,427	2,254,136	—	—
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	88,299,279	—	484,990

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

Affiliated Securities — (continued)
AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES APRIL 30, 2014	MARKET VALUE APRIL 30, 2014	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Cintas Corporation	13,051,511	—	1,911,744	11,139,767	$656,466,469	$40,497,665	$10,049,664
City e-Solutions Limited*	20,738,780	—	7,953,776	12,785,004	2,209,727	1,560,438	—
Deltic Timber Corporation	811,480	—	—	811,480	49,297,410	—	162,296
FINEL	12,000,000	—	—	12,000,000	5,993,349	—	—
Hirose Electric Company Limited	2,224,800	—	29,700	2,195,100	309,398,846	677,602	2,127,097
IDACorp, Inc.	3,760,485	—	—	3,760,485	211,113,628	—	3,234,017
MISUMI Group, Inc.*	5,247,260	—	1,152,500	4,094,760	99,570,337	15,844,919	491,299
Mills Music Trust	33,892	—	—	33,892	813,408	—	77,650
NSC Groupe	69,500	—	—	69,500	6,171,894	—	(27,798)
Namyang Dairy Products Company Limited	39,989	—	—	39,989	35,449,457	—	29,588
Neopost SA	2,044,437	—	176,705	1,867,732	153,036,078	(2,832,533)	4,233,734
Robertet SA	157,260	—	—	157,260	36,216,976	—	—
Sabeton SA	385,000	—	—	385,000	6,994,426	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	74,682,549	—	2,385,734
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	255,403,438	—	3,651,005
Shimano, Inc.*	4,713,690	—	234,100	4,479,590	446,929,310	16,194,385	1,756,399
Société Télévision Francaise 1*	8,653,008	—	1,763,364	6,889,644	117,089,700	3,717,953	4,453,068
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	76,373,052	—	922,163
Total					$3,212,761,337	$89,484,281	$45,951,508

  *  Represents an unaffiliated issuer as of April 30, 2014, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	2.71%
Consumer Staples	1.46
Energy	2.78
Financials	7.95
Health Care	0.97
Industrials	4.45
Information Technology	8.76
Materials	1.58
Utilities	0.42
Total U.S. Common Stocks	31.08
International Common Stocks
Consumer Discretionary	4.51
Consumer Staples	3.51
Energy	4.11
Financials	5.37
Health Care	2.43
Industrials	6.87
Information Technology	3.31
Materials	8.42
Telecommunication Services	1.53
Total International Common Stocks	40.06
International Preferred Stock
Consumer Discretionary	0.30
Total International Preferred Stock	0.30
Investment Company	0.00
Warrant	0.22
Commodity	4.82

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Fund

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS — (CONTINUED)	PERCENT OF NET ASSETS
U.S. Corporate Bond
Consumer Discretionary	0.01%
Total U.S. Corporate Bond	0.01
International Notes and Bonds
Financials	0.15
Government Issues	0.05
Materials	0.07
Total International Notes and Bonds	0.27
Commercial Paper
International Commercial Paper	8.57
U.S. Commercial Paper	14.57
Total Commercial Paper	23.14
Total Investments	99.90%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

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Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process seeks to minimize risk by focusing on undervalued securities.

Average Annual Returns
	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Overseas Fund (A Shares)
without sales load	8.90%	13.33%	9.94%
with sales load	3.46	12.18	9.38
MSCI EAFE Index	13.35	13.58	6.93
Consumer Price Index	1.95	2.14	2.35

Asset Allocation*

Countries**
Japan	22.17%
France	11.59
Canada	7.05
United States	4.99
Germany	4.20
Switzerland	3.35
Mexico	3.02
United Kingdom	2.86
South Korea	2.66
Singapore	2.22
Hong Kong	1.56
South Africa	1.56
Sweden	1.16
Thailand	1.08
Ireland	1.04
Austria	1.04
Netherlands	0.98
Bermuda	0.97
Italy	0.84
Australia	0.76
Greece	0.66
Norway	0.63
Belgium	0.61
Israel	0.45
Russia	0.41
Taiwan	0.34
Turkey	0.22
Mauritius	0.12
Malaysia	0.07
Chile	0.04

*  Asset Allocations and Countries percentages are based on total investments in the portfolio.

**  Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

Growth of a $10,000 Initial Investment

  *  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is a total return index, reported in U.S. Dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 countries and is not available for purchase. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings*
Gold Bullion (precious metal)	4.82%
Grupo Televisa S.A.B. ADR (Mexican media company)	2.13
Fanuc Corporation (Japanese industrial manufacturing company)	1.85
Keyence Corporation (Japanese sensors manufacturer)	1.82
SMC Corporation (Japanese automated control devices manufacturer)	1.81
HeidelbergCement AG (German cement company)	1.64
Cenovus Energy, Inc. (Canadian energy company)	1.60
Secom Company Limited (Japanese security services provider)	1.60
Canadian Natural Resources Limited (Canadian energy company)	1.59
Total SA (French energy company)	1.56
Total	20.42%

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Overseas Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Common Stocks — 72.06%
International Common Stocks — 71.90%
Australia 0.76%
11,735,292	Newcrest Mining Limited (a)	$249,853,632	$114,035,850
Austria 1.03%
4,585,138	Wienerberger AG	65,005,780	85,144,502
1,488,079	OMV AG	60,034,531	69,604,125
		125,040,311	154,748,627
Belgium 0.61%
788,508	Groupe Bruxelles Lambert SA	60,174,722	79,715,119
98,473	Sofina SA	8,428,556	11,820,055
		68,603,278	91,535,174
Bermuda 0.97%
2,105,100	Jardine Matheson Holdings Limited	87,210,493	131,147,730
1,196,644	Hiscox Limited	12,166,508	14,264,114
		99,377,001	145,411,844
Canada 6.92%
8,048,898	Cenovus Energy, Inc.	215,355,076	239,615,693
5,828,526	Canadian Natural Resources Limited	167,105,513	237,490,964
4,331,099	Potash Corporation of Saskatchewan, Inc.	166,886,332	156,612,540
5,364,723	Goldcorp, Inc.	162,169,134	132,615,953
3,533,546	Agnico-Eagle Mines Limited	123,390,960	104,357,360
8,606,885	Penn West Petroleum Limited	134,619,835	77,978,378
14,517,107	Kinross Gold Corporation (a)	73,266,573	58,939,454
1,100,050	EnCana Corporation	14,298,775	25,532,161
1,266,835	Catalyst Paper Corporation (a)(b)(c)	27,586,952	2,831,755
		1,084,679,150	1,035,974,258
Chile 0.04%
260,283	Cia Cervecerias Unidas SA, ADR	5,964,377	6,134,870
France 11.38%
3,263,768	Total SA	159,199,332	233,100,735
5,176,813	Bouygues SA	189,847,951	232,806,085
4,864,001	Carrefour SA	155,505,184	189,148,359
1,660,633	Sanofi	135,351,026	179,748,566
2,605,941	Compagnie de Saint-Gobain	109,283,280	159,147,727
1,458,796	Sodexo	40,317,776	157,253,894
3,807,573	Vivendi SA	106,341,141	102,162,270

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 71.90% — (continued)
France 11.38% — (continued)
505,501	Wendel SA	$10,862,584	$76,126,817
801,693	Neopost SA	41,407,216	65,688,200
558,938	Laurent-Perrier (c)	19,851,603	55,909,386
235,837	Robertet SA (c)	20,591,064	54,313,258
51,500	Robertet SA CI (b)(d)(e)	2,151,628	8,302,314
3,138,123	Société Télévision Francaise 1	43,933,193	53,332,492
648,834	Legrand SA	22,223,920	41,857,412
442,830	Société Foncière Financière et de Participations (a)	29,139,582	30,284,871
896,416	Legris Industries SA (a)(b)(c)(d)(f)	23,119,325	20,855,878
364,373	Gaumont SA (c)	21,698,753	20,073,907
146,562	BioMerieux	11,367,766	16,004,316
11,593,581	FINEL (a)(b)(c)(d)(f)(g)	9,166,547	5,790,365
100,000	Sabeton SA (a)	1,463,142	1,816,734
		1,152,822,013	1,703,723,586
Germany 3.59%
2,840,411	HeidelbergCement AG	152,136,558	246,368,954
5,307,391	Deutsche Wohnen AG	53,250,796	113,724,705
902,303	Daimler AG	39,176,348	83,533,245
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	72,287,718
296,503	Fraport AG	8,930,449	21,879,879
		341,068,458	537,794,501
Greece 0.66%
6,106,069	Jumbo SA (a)	27,598,067	98,690,070
Hong Kong 1.56%
7,806,340	Guoco Group Limited	57,283,838	93,590,092
25,563,293	Hopewell Holdings Limited	68,829,128	87,871,295
14,467,116	Great Eagle Holdings Limited	48,191,865	51,595,297
4,041,204	City e-Solutions Limited (a)(b)	120,419	698,471
		174,425,250	233,755,155
Ireland 1.04%
5,148,559	CRH PLC	90,816,793	149,168,839
1,547,320	Beazley PLC	5,085,535	6,405,835
		95,902,328	155,574,674
Israel 0.44%
7,510,515	Israel Chemicals Limited	75,169,596	66,543,098

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 71.90% — (continued)
Italy 0.84%
7,315,306	Italcementi S.p.A. RSP	$87,341,485	$56,833,755
1,197,736	Italmobiliare S.p.A. RSP (a)	50,324,930	37,055,424
168,142	Italmobiliare S.p.A. (a)	19,250,153	7,651,312
1,385,400	Recordati S.p.A.	9,200,042	24,217,625
		166,116,610	125,758,116
Japan 22.13%
1,537,040	Fanuc Corporation	153,201,753	276,632,621
707,200	Keyence Corporation	129,115,589	272,441,649
1,138,990	SMC Corporation	145,498,233	270,445,369
4,170,700	Secom Company Limited	178,984,614	239,998,319
4,256,300	KDDI Corporation	138,369,614	226,564,138
2,122,570	Shimano, Inc.	28,295,816	211,769,101
7,118,930	Hoya Corporation	151,068,607	209,873,869
7,316,700	NKSJ Holdings, Inc.	201,780,857	182,425,474
7,730,800	MS&AD Insurance Group Holdings	179,151,117	173,165,080
14,664,200	Astellas Pharma, Inc.	118,711,986	163,086,960
1,014,000	Hirose Electric Company Limited	111,313,201	142,923,069
5,075,850	Mitsubishi Estate Company Limited	85,221,118	114,887,435
2,146,230	Nissin Foods Holdings Company Limited	76,085,758	102,656,279
6,444,430	Kansai Paint Company Limited	50,275,932	90,203,740
2,485,480	Daiichikosho Company Limited	27,081,143	71,670,123
821,900	Ono Pharmaceutical Company Limited	27,402,549	65,038,108
2,175,460	Nomura Research Institute Limited	41,173,606	62,879,486
2,151,670	MISUMI Group, Inc.	35,236,690	52,321,139
2,023,800	Chofu Seisakusho Company Limited (c)	33,120,144	50,676,657
3,206,911	T. Hasegawa Company Limited (c)	43,073,853	47,585,308
6,211,900	Japan Wool Textile Company Limited (c)	46,638,846	46,056,832
508,106	SK Kaken Company Limited	9,470,131	34,292,868
1,299,640	As One Corporation (c)	26,525,156	34,094,336
1,742,124	Nagaileben Company Limited	16,719,913	33,535,482
488,980	Shin-Etsu Chemical Company Limited	22,769,653	28,687,847
1,391,000	Nitto Kohki Company Limited (c)	21,300,851	25,306,989
2,068,330	Maezawa Kasei Industries Company Limited (c)	31,939,631	21,546,158
1,620,300	Seikagaku Corporation	11,112,022	19,367,209

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 71.90% — (continued)
Japan 22.13% — (continued)
493,250	Mandom Corporation	$6,249,764	$17,296,437
303,100	Nitori Holdings Company Limited	12,841,312	13,889,798
199,150	Kobayashi Pharmaceutical Company Limited	9,171,366	12,077,371
		2,168,900,825	3,313,395,251
Malaysia 0.07%
8,147,400	Genting Malaysia Berhad	6,674,188	10,528,871
Mexico 3.01%
9,718,339	Grupo Televisa S.A.B., ADR	201,151,870	318,858,703
5,543,609	Fresnillo PLC	96,608,773	79,698,909
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,690	52,307,039
		299,594,333	450,864,651
Netherlands 0.98%
560,446	HAL Trust	20,803,016	77,667,909
7,613,470	TNT Express NV	75,587,633	68,550,900
		96,390,649	146,218,809
Norway 0.63%
11,393,841	Orkla ASA	83,103,593	94,094,116
Russia 0.41%
8,536,896	Gazprom OAO, ADR	57,570,321	61,568,094
Singapore 2.22%
25,512,113	Haw Par Corporation Limited (c)	76,875,317	171,545,914
70,167,015	ComfortDelGro Corporation Limited	68,385,814	118,652,047
16,373,450	Singapore Airport Terminal Services Limited	18,528,182	41,400,524
		163,789,313	331,598,485
South Africa 1.01%
5,312,877	AngloGold Ashanti Limited, ADR (a)	85,033,348	96,163,073
12,311,178	Gold Fields Limited, ADR	110,560,691	52,076,283
689,841	Harmony Gold Mining Company Limited, ADR (a)	5,960,815	2,269,577
		201,554,854	150,508,933
South Korea 2.60%
2,079,636	KT&G Corporation	121,672,848	166,644,596
1,109,216	Kia Motors Corporation	63,194,470	61,509,801
35,325	Lotte Confectionery Company Limited	12,445,892	60,510,258
186,884	Nong Shim Company Limited	43,886,371	55,614,855

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 71.90% — (continued)
South Korea 2.60% — (continued)
872,463	Fursys, Inc. (c)	$10,110,165	$24,232,738
22,950	Namyang Dairy Products Company Limited	4,912,653	20,344,721
		256,222,399	388,856,969
Sweden 1.16%
3,013,030	Investor AB, Class 'A'	59,333,861	114,456,401
1,515,198	Investor AB, Class 'B'	29,407,014	58,606,671
		88,740,875	173,063,072
Switzerland 3.34%
2,413,791	Pargesa Holding SA	129,478,662	218,862,086
2,810,500	Nestlé SA	92,700,397	216,990,655
134,216	Rieter Holding AG (a)	16,465,078	30,271,419
137,452	Kuehne & Nagel International AG	1,733,811	18,772,560
71,367	Autoneum Holding AG (a)	3,277,939	15,090,784
		243,655,887	499,987,504
Taiwan 0.34%
20,184,980	Taiwan Secom Company Limited	32,105,415	51,201,055
Thailand 1.08%
14,930,059	Bangkok Bank PCL, NVDR	51,798,333	86,968,978
157,278,685	Thai Beverage PCL	26,367,225	74,016,450
		78,165,558	160,985,428
Turkey 0.22%
3,651,439	Yazicilar Holding AS	25,031,208	33,201,974
United Kingdom 2.86%
3,194,828	Berkeley Group Holdings PLC	38,894,900	123,741,686
3,995,640	GlaxoSmithKline PLC	76,140,895	110,098,560
1,318,382	British American Tobacco PLC	69,883,367	76,060,885
18,505,054	WM Morrison Supermarkets PLC	80,089,165	62,769,031
2,055,388	Anglo American PLC	51,610,549	54,900,390
		316,618,876	427,570,552
Total International Common Stocks		7,784,738,365	10,763,323,587
U.S. Common Stock — 0.16%
Materials 0.16%
958,483	Newmont Mining Corporation	26,165,171	23,799,133
Total Common Stocks		7,810,903,536	10,787,122,720

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Preferred Stocks — 0.58%
Germany 0.52%
866,351	Hornbach Holding AG	$23,214,980	$78,113,526
South Korea 0.06%
27,183	Namyang Dairy Products Company Limited	387,444	9,049,600
Total International Preferred Stocks		23,602,424	87,163,126
Investment Company — 0.00%
50,936	State Street Institutional U.S. Government Money Market Fund, Institutional Class	50,936	50,936
Right — 0.00%
55,324	Pfleiderer Atlantik Raco RI Rights (a)(b)(d)	16,617	0
OUNCES
Commodity — 4.82%
559,275	Gold bullion (a)	408,990,988	721,559,668
PRINCIPAL
Term Loans — 0.07%
Germany 0.07%
92 EUR	Atlantik Commitment Fee Facility due 05/30/17 (a)(b)(d)	0	0
568,033 EUR	Atlantik Duration Fee Facility due 05/30/17 (a)(b)(d)	0	0
28,263 EUR	Atlantik FX Repayment Facility 0.19% due 05/30/17 (b)(d)	0	0
1,880,723 EUR	Atlantik Senior Debt 79.5M 6.00% due 05/30/17 (b)(h)	2,553,647	1,630,762
371,719 EUR	Atlantik Senior Debt Term Facility 1A 6.00% due 05/30/17 (b)(h)	504,720	322,315
364,387 EUR	Atlantik Senior Debt Term Facility 2A 6.00% due 05/30/17 (b)(h)	494,765	315,958
346,348 EUR	Atlantik Senior Debt Term Facility 3A 6.00% due 05/30/17 (b)(h)	470,272	300,316
219,842 EUR	Atlantik Senior Debt Term Facility 4A 6.00% due 05/30/17 (b)(h)	298,502	190,623

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Term Loans — 0.07% — (continued)
Germany 0.07% — (continued)
1,952,267 EUR	Atlantik Standstill Accrued Interest Facility due 05/30/17 (a)(b)(d)	$0	$0
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 05/30/17 (b)(h)	5,431,204	693,675
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 05/30/17 (b)(h)	1,073,458	137,102
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 05/30/17 (b)(h)	1,052,286	134,398
744,000 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 05/30/17 (b)(h)	1,003,825	129,023
472,000 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 05/30/17 (b)(h)	637,170	81,854
4,049,221 EUR	Pfleiderer AG Debt 79.5M 4.19% due 11/30/16 (b)(h)(i)	5,498,036	4,213,263
800,315 EUR	Pfleiderer AG Term Facility 1A 4.19% due 11/30/16 (b)(h)(i)	1,086,668	832,737
784,529 EUR	Pfleiderer AG Term Facility 2A 4.19% due 11/30/16 (b)(h)(i)	1,065,234	816,312
753,155 EUR	Pfleiderer AG Term Facility 3A 4.19% due 11/30/16 (b)(h)(i)	1,016,066	783,667
477,808 EUR	Pfleiderer AG Term Facility 4A 4.19% due 11/30/16 (b)(h)(i)	644,945	497,165
Total Term Loans		22,830,798	11,079,170
International Bonds — 0.98%
International Convertible Bond — 0.12%
Mauritius 0.12%
18,400,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (b)(j)(k)	17,104,348	18,308,000
International Corporate Bonds — 0.86%
Canada 0.12%
18,880,954 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (h)	18,880,954	17,063,662
France 0.19%
10,000,000 EUR	Emin Leydier SA FRN 8.259% due 07/31/16 (b)(d)(f)(i)	14,240,891	13,873,493

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Corporate Bonds — 0.86% — (continued)
France 0.19% — (continued)
11,504,021 EUR	FINEL 9.50% due 06/30/17 (a)(b)(d)(f)	$14,365,843	$11,970,072
1,950,000 EUR	Wendel SA 4.875% due 09/21/15	2,175,278	2,840,804
		30,782,012	28,684,369
South Africa 0.55%
73,500,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	73,780,696	82,525,800
Total International Corporate Bonds		123,443,662	128,273,831
Total International Bonds		140,548,010	146,581,831
Commercial Paper — 21.32%
International Commercial Paper — 8.00%
Australia 0.13%
12,707,000 USD	Telstra Corporation Limited 0.14% due 07/09/14	12,703,590	12,702,626
6,775,000 USD	Telstra Corporation Limited 0.15% due 05/15/14	6,774,605	6,774,605
Belgium 0.11%
16,441,000 USD	Anheuser Busch Inbev Worldwide 0.11% due 07/14/14	16,437,283	16,435,862
Canada 0.55%
7,569,000 USD	Suncor Energy, Inc. 0.19% due 06/04/14	7,567,642	7,567,642
12,720,000 USD	Suncor Energy, Inc. 0.19% due 06/16/14	12,716,912	12,716,912
14,654,000 USD	Suncor Energy, Inc. 0.20% due 05/16/14	14,652,779	14,652,779
19,755,000 USD	Suncor Energy, Inc. 0.20% due 05/09/14	19,754,122	19,754,122
11,437,000 USD	Suncor Energy, Inc. 0.23% due 05/16/14	11,435,904	11,435,904
16,850,000 USD	Total Capital Limited 0.10% due 06/19/14	16,847,706	16,847,706
France 1.19%
9,686,000 USD	Essilor International 0.12% due 05/23/14	9,685,290	9,685,290
8,868,000 USD	Essilor International 0.13% due 05/20/14	8,867,392	8,867,392
24,184,000 USD	Essilor International 0.16% due 06/17/14	24,178,948	24,178,948

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.00% — (continued)
France 1.19% — (continued)
10,038,000 USD	GDF Suez SA 0.14% due 06/11/14	$10,036,400	$10,036,400
9,766,000 USD	GDF Suez SA 0.14% due 07/03/14	9,763,607	9,762,996
12,443,000 USD	GDF Suez SA 0.15% due 05/05/14	12,442,793	12,442,793
11,942,000 USD	GDF Suez SA 0.15% due 05/12/14	11,941,453	11,941,453
14,994,000 USD	GDF Suez SA 0.15% due 05/23/14	14,992,626	14,992,626
12,073,000 USD	GDF Suez SA 0.15% due 07/03/14	12,069,830	12,069,286
12,842,000 USD	GDF Suez SA 0.15% due 07/08/14	12,838,361	12,837,668
4,473,000 USD	GDF Suez SA 0.16% due 07/22/14	4,471,370	4,471,092
2,764,000 USD	GDF Suez SA 0.17% due 05/12/14	2,763,856	2,763,856
9,520,000 USD	L'Oreal USA, Inc. 0.06% due 05/20/14	9,519,699	9,519,699
14,138,000 USD	Sanofi 0.08% due 06/13/14	14,136,649	14,136,649
8,907,000 USD	Électricité de France SA 0.09% due 06/02/14	8,906,287	8,906,287
3,676,000 USD	Électricité de France SA 0.12% due 05/20/14	3,675,767	3,675,767
7,034,000 USD	Électricité de France SA 0.14% due 06/26/14	7,032,468	7,032,468
Germany 0.77%
12,590,000 USD	BASF AG 0.08% due 06/02/14	12,589,105	12,589,105
18,764,000 USD	BASF AG 0.08% due 06/03/14	18,762,624	18,762,624
13,361,000 USD	BASF AG 0.08% due 06/17/14	13,359,605	13,359,605
6,808,000 USD	Henkel Corporation 0.10% due 06/25/14	6,806,960	6,806,960
3,847,000 USD	Henkel Corporation 0.11% due 06/20/14	3,846,412	3,846,412
4,543,000 USD	Henkel Corporation 0.13% due 06/27/14	4,542,065	4,542,065
10,212,000 USD	Siemens Company 0.07% due 05/23/14	10,211,563	10,211,563

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.00% — (continued)
Germany 0.77% — (continued)
28,986,000 USD	Siemens Company 0.07% due 06/18/14	$28,983,294	$28,983,294
16,212,000 USD	Siemens Company 0.09% due 06/05/14	16,210,581	16,210,581
Italy 0.48%
8,020,000 USD	Eni S.p.A. 0.26% due 05/05/14	8,019,768	8,019,768
19,060,000 USD	Eni S.p.A. 0.27% due 06/11/14	19,054,139	19,054,139
16,277,000 USD	Eni S.p.A. 0.28% due 07/03/14	16,269,025	16,269,968
12,073,000 USD	Eni S.p.A. 0.29% due 07/02/14	12,066,970	12,067,887
16,268,000 USD	Eni S.p.A. 0.29% due 07/09/14	16,258,958	16,260,187
Japan 0.71%
14,588,000 USD	Honda Corporation 0.08% due 05/08/14	14,587,773	14,587,773
10,467,000 USD	Honda Corporation 0.08% due 05/12/14	10,466,744	10,466,744
4,908,000 USD	Honda Corporation 0.08% due 06/06/14	4,907,607	4,907,607
9,772,000 USD	Honda Corporation 0.08% due 06/12/14	9,771,088	9,771,088
5,532,000 USD	Honda Corporation 0.09% due 05/08/14	5,531,903	5,531,903
4,187,000 USD	Honda Corporation 0.09% due 05/21/14	4,186,791	4,186,791
7,982,000 USD	Honda Corporation 0.09% due 05/23/14	7,981,561	7,981,561
8,874,000 USD	Honda Corporation 0.10% due 05/09/14	8,873,803	8,873,803
7,053,000 USD	Honda Corporation 0.10% due 07/10/14	7,051,629	7,051,275
12,057,000 USD	Honda Corporation 0.11% due 07/07/14	12,054,532	12,054,199
8,049,000 USD	Honda Corporation 0.11% due 07/08/14	8,047,327	8,047,103
12,842,000 USD	Honda Corporation 0.11% due 07/09/14	12,839,292	12,838,928
Switzerland 1.99%
9,674,000 USD	Nestlé SA 0.04% due 06/04/14	9,673,635	9,673,635

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.00% — (continued)
Switzerland 1.99% — (continued)
5,489,000 USD	Nestlé SA 0.05% due 05/09/14	$5,488,939	$5,488,939
15,689,000 USD	Nestlé SA 0.07% due 05/02/14	15,688,970	15,688,970
4,575,000 USD	Nestlé SA 0.07% due 05/20/14	4,574,831	4,574,831
16,463,000 USD	Nestlé SA 0.08% due 06/03/14	16,461,793	16,461,793
16,850,000 USD	Nestlé SA 0.08% due 06/09/14	16,848,540	16,848,540
10,220,000 USD	Nestlé SA 0.09% due 06/03/14	10,219,157	10,219,157
19,060,000 USD	Nestlé SA 0.09% due 07/07/14	19,056,807	19,056,771
4,824,000 USD	Nestlé SA 0.09% due 07/21/14	4,823,023	4,823,176
11,597,000 USD	Nestlé SA 0.11% due 06/12/14	11,595,512	11,595,512
17,050,000 USD	Nestlé SA 0.12% due 05/12/14	17,049,401	17,049,401
11,634,000 USD	Nestlé SA 0.12% due 07/07/14	11,631,402	11,632,029
12,743,000 USD	Roche Holdings, Inc. 0.07% due 05/02/14	12,742,975	12,742,975
6,913,000 USD	Roche Holdings, Inc. 0.07% due 06/02/14	6,912,570	6,912,570
29,049,000 USD	Roche Holdings, Inc. 0.07% due 06/05/14	29,047,023	29,047,023
10,969,000 USD	Roche Holdings, Inc. 0.07% due 06/12/14	10,968,104	10,968,104
19,263,000 USD	Roche Holdings, Inc. 0.07% due 06/20/14	19,261,127	19,261,127
8,049,000 USD	Roche Holdings, Inc. 0.07% due 06/23/14	8,048,171	8,048,171
6,507,000 USD	Roche Holdings, Inc. 0.07% due 07/03/14	6,506,203	6,505,346
6,127,000 USD	Roche Holdings, Inc. 0.08% due 05/20/14	6,126,741	6,126,741
10,961,000 USD	Roche Holdings, Inc. 0.08% due 07/02/14	10,959,490	10,958,276
9,817,000 USD	Roche Holdings, Inc. 0.08% due 07/08/14	9,815,516	9,814,253
22,407,000 USD	Roche Holdings, Inc. 0.08% due 07/10/14	22,403,514	22,400,504

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.00% — (continued)
Switzerland 1.99% — (continued)
12,590,000 USD	Roche Holdings, Inc. 0.08% due 07/16/14	$12,587,873	$12,585,933
United Kingdom 2.07%
13,923,000 USD	AstraZeneca PLC 0.07% due 07/08/14	13,921,159	13,919,104
9,149,000 USD	AstraZeneca PLC 0.08% due 05/19/14	9,148,634	9,148,634
17,912,000 USD	AstraZeneca PLC 0.08% due 06/09/14	17,910,448	17,910,448
11,415,000 USD	AstraZeneca PLC 0.09% due 05/12/14	11,414,686	11,414,686
17,539,000 USD	AstraZeneca PLC 0.09% due 05/16/14	17,538,342	17,538,342
10,906,000 USD	Astrazeneca PLC 0.09% due 05/27/14	10,905,291	10,905,291
13,823,000 USD	AstraZeneca PLC 0.09% due 06/10/14	13,821,618	13,821,618
7,780,000 USD	AstraZeneca PLC 0.09% due 06/16/14	7,779,105	7,779,105
16,340,000 USD	AstraZeneca PLC 0.09% due 06/24/14	16,337,794	16,337,794
12,351,000 USD	AstraZeneca PLC 0.10% due 06/17/14	12,349,388	12,349,388
13,848,000 USD	British American Tobacco PLC 0.26% due 06/11/14	13,843,900	13,843,900
5,214,000 USD	Centrica PLC 0.29% due 05/02/14	5,213,958	5,213,958
8,563,000 USD	Centrica PLC 0.30% due 05/02/14	8,562,929	8,562,929
5,812,000 USD	Centrica PLC 0.30% due 05/09/14	5,811,613	5,811,613
10,140,000 USD	Centrica PLC 0.32% due 06/06/14	10,136,755	10,136,755
10,038,000 USD	Centrica PLC 0.33% due 06/17/14	10,033,675	10,033,675
2,386,000 USD	Centrica PLC 0.41% due 07/01/14	2,384,383	2,384,886
2,971,000 USD	GlaxoSmithKline PLC 0.07% due 05/08/14	2,970,960	2,970,960
13,361,000 USD	GlaxoSmithKline PLC 0.10% due 06/02/14	13,359,812	13,359,812
21,938,000 USD	GlaxoSmithKline PLC 0.11% due 06/23/14	21,934,447	21,934,447
13,579,000 USD	GlaxoSmithKline PLC 0.12% due 06/30/14	13,576,284	13,575,066

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 8.00% — (continued)
United Kingdom 2.07% — (continued)
19,199,000 USD	Reckitt Benckiser 0.15% due 07/29/14	$19,191,880	$19,190,360
9,455,000 USD	Reed Elsevier, Inc. 0.20% due 06/16/14	9,452,584	9,452,584
12,842,000 USD	Reed Elsevier, Inc. 0.21% due 07/01/14	12,837,430	12,836,007
10,961,000 USD	Reed Elsevier, Inc. 0.22% due 06/18/14	10,957,785	10,957,785
18,298,000 USD	Royal Dutch Shell PLC 0.07% due 05/06/14	18,297,822	18,297,822
Total International Commercial Paper		1,197,678,457	1,197,662,507
U.S. Commercial Paper — 13.32%
$7,550,000	3M Company 0.07% due 06/23/14	7,549,222	7,549,222
5,432,000	3M Company 0.07% due 06/26/14	5,431,409	5,431,409
10,566,000	Abbott Laboratories 0.08% due 05/22/14	10,565,507	10,565,507
9,307,000	Abbott Laboratories 0.08% due 06/19/14	9,305,987	9,305,987
16,046,000	Abbott Laboratories 0.09% due 05/22/14	16,045,158	16,045,158
7,748,000	Abbott Laboratories 0.09% due 06/10/14	7,747,225	7,747,225
15,553,000	Abbott Laboratories 0.10% due 05/19/14	15,552,222	15,552,222
11,233,000	Abbott Laboratories 0.10% due 06/03/14	11,231,970	11,231,970
9,216,000	Abbott Laboratories 0.10% due 06/06/14	9,215,078	9,215,078
8,464,000	Abbott Laboratories 0.10% due 06/16/14	8,462,919	8,462,919
4,809,000	Abbott Laboratories 0.10% due 06/23/14	4,808,292	4,808,292
5,083,000	Abbott Laboratories 0.10% due 07/08/14	5,082,040	5,082,357
8,813,000	Abbott Laboratories 0.10% due 07/11/14	8,811,262	8,811,801
4,937,000	Abbott Laboratories 0.10% due 07/15/14	4,935,971	4,936,260
6,511,000	Abbott Laboratories 0.10% due 07/21/14	6,509,535	6,509,888

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$9,462,000	Air Products 0.08% due 06/04/14	$9,461,285	$9,461,285
7,060,000	Air Products 0.08% due 06/23/14	7,059,168	7,059,168
7,242,000	Air Products 0.09% due 06/04/14	7,241,384	7,241,384
6,295,000	BHP Billiton Finance USA Limited 0.08% due 05/20/14	6,294,734	6,294,734
9,876,000	Caterpillar Financial Services Company 0.09% due 07/01/14	9,874,494	9,873,942
22,467,000	Caterpillar Financial Services Company 0.11% due 06/06/14	22,464,529	22,464,529
15,930,000	Caterpillar Financial Services Company 0.13% due 07/17/14	15,925,571	15,925,651
13,899,000	Celgene Corporation 0.23% due 05/07/14	13,898,467	13,898,467
11,597,000	Celgene Corporation 0.25% due 06/12/14	11,593,618	11,593,618
7,853,000	Celgene Corporation 0.25% due 07/02/14	7,849,619	7,849,262
9,431,000	Chevron Corporation 0.07% due 05/01/14	9,431,000	9,431,000
5,794,000	Chevron Corporation 0.07% due 06/03/14	5,793,628	5,793,628
8,748,000	Chevron Corporation 0.07% due 06/11/14	8,747,303	8,747,303
15,974,000	Chevron Corporation 0.07% due 07/07/14	15,971,919	15,969,625
14,034,000	Chevron Corporation 0.08% due 05/01/14	14,034,000	14,034,000
4,363,000	Chevron Corporation 0.08% due 05/02/14	4,362,990	4,362,990
8,263,000	Chevron Corporation 0.08% due 05/05/14	8,262,927	8,262,927
10,140,000	Chevron Corporation 0.08% due 05/06/14	10,139,887	10,139,887
10,140,000	Chevron Corporation 0.08% due 05/08/14	10,139,842	10,139,842
10,140,000	Chevron Corporation 0.08% due 05/09/14	10,139,820	10,139,820
11,942,000	Chevron Corporation 0.08% due 05/13/14	11,941,682	11,941,682

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$12,578,000	Chevron Corporation 0.08% due 05/14/14	$12,577,637	$12,577,637
12,707,000	Chevron Corporation 0.08% due 06/12/14	12,705,814	12,705,814
9,053,000	Chevron Corporation 0.08% due 06/13/14	9,052,135	9,052,135
8,089,000	Chevron Corporation 0.08% due 07/01/14	8,087,903	8,087,036
12,842,000	Chevron Corporation 0.08% due 07/11/14	12,839,974	12,838,199
9,725,000	Chevron Corporation 0.09% due 05/21/14	9,724,514	9,724,514
11,201,000	Church & Dwight Company, Inc. 0.30% due 05/20/14	11,199,227	11,199,227
14,725,000	Coca-Cola Company 0.07% due 06/12/14	14,723,797	14,723,797
8,382,000	Coca-Cola Company 0.08% due 05/16/14	8,381,721	8,381,721
5,489,000	Coca-Cola Company 0.09% due 05/15/14	5,488,808	5,488,808
13,694,000	Coca-Cola Company 0.09% due 05/16/14	13,693,486	13,693,486
8,987,000	Coca-Cola Company 0.09% due 05/19/14	8,986,596	8,986,596
1,963,000	Coca-Cola Company 0.10% due 07/09/14	1,962,624	1,962,630
6,379,000	Coca-Cola Company 0.10% due 07/18/14	6,377,618	6,377,558
7,053,000	Coca-Cola Company 0.10% due 07/21/14	7,051,413	7,051,313
8,049,000	Coca-Cola Company 0.10% due 07/24/14	8,047,122	8,046,967
5,569,000	Coca-Cola Company 0.10% due 08/01/14	5,567,577	5,567,403
9,797,000	Coca-Cola Company 0.11% due 05/13/14	9,796,641	9,796,641
5,331,000	Coca-Cola Company 0.11% due 06/06/14	5,330,414	5,330,414
12,371,000	Coca-Cola Company 0.12% due 05/13/14	12,370,505	12,370,505
12,785,000	ConocoPhillips 0.10% due 07/08/14	12,782,585	12,782,648
See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$13,648,000	ConocoPhillips 0.11% due 06/18/14	$13,645,998	$13,645,998
4,653,000	Corning, Inc. 0.17% due 06/12/14	4,652,077	4,652,077
3,711,000	Corning, Inc. 0.17% due 06/25/14	3,710,036	3,710,036
16,561,000	Corning, Inc. 0.17% due 07/01/14	16,556,229	16,553,271
19,267,000	Corning, Inc. 0.18% due 05/07/14	19,266,422	19,266,422
20,509,000	Corning, Inc. 0.18% due 05/08/14	20,508,282	20,508,282
4,227,000	Devon Energy Corporation 0.19% due 05/01/14	4,227,000	4,227,000
4,132,000	Devon Energy Corporation 0.19% due 05/14/14	4,131,717	4,131,717
4,132,000	Devon Energy Corporation 0.19% due 05/15/14	4,131,695	4,131,695
5,846,000	Devon Energy Corporation 0.19% due 05/20/14	5,845,414	5,845,414
9,149,000	Devon Energy Corporation 0.19% due 05/21/14	9,148,034	9,148,034
11,437,000	Devon Energy Corporation 0.19% due 05/22/14	11,435,732	11,435,732
7,053,000	Devon Energy Corporation 0.19% due 06/20/14	7,051,139	7,051,139
5,137,000	Devon Energy Corporation 0.19% due 06/23/14	5,135,563	5,135,563
4,565,000	Devon Energy Corporation 0.20% due 05/27/14	4,564,341	4,564,341
4,565,000	Devon Energy Corporation 0.20% due 05/28/14	4,564,315	4,564,315
4,338,000	Devon Energy Corporation 0.20% due 07/01/14	4,336,530	4,335,975
10,342,000	Diageo Capital PLC 0.24% due 06/05/14	10,339,587	10,339,587
6,005,000	Diageo Capital PLC 0.25% due 05/22/14	6,004,124	6,004,124
7,242,000	Diageo Capital PLC 0.25% due 06/10/14	7,239,988	7,239,988
5,890,000	Diageo Capital PLC 0.25% due 06/11/14	5,888,323	5,888,323

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$9,888,000	Diageo Capital PLC 0.25% due 06/19/14	$9,884,635	$9,884,635
7,434,000	Diageo Capital PLC 0.26% due 06/20/14	7,431,316	7,431,316
4,830,000	Dominion Resources, Inc. 0.20% due 05/21/14	4,829,463	4,829,463
5,489,000	Dominion Resources, Inc. 0.25% due 05/06/14	5,488,809	5,488,809
11,679,000	Dr Pepper Snapple Group, Inc. 0.20% due 05/13/14	11,678,221	11,678,221
5,839,000	Dr Pepper Snapple Group, Inc. 0.22% due 06/10/14	5,837,573	5,837,573
5,488,000	Emerson Electric Company 0.08% due 05/29/14	5,487,659	5,487,659
5,029,000	Emerson Electric Company 0.08% due 05/30/14	5,028,676	5,028,676
8,663,000	Emerson Electric Company 0.10% due 05/12/14	8,662,735	8,662,735
6,926,000	Emerson Electric Company 0.10% due 06/02/14	6,925,384	6,925,384
4,896,000	Emerson Electric Company 0.10% due 06/04/14	4,895,538	4,895,538
12,092,000	Google, Inc. 0.06% due 05/21/14	12,091,597	12,091,597
10,342,000	Google, Inc. 0.06% due 06/19/14	10,341,155	10,341,155
8,759,000	Google, Inc. 0.08% due 05/14/14	8,758,747	8,758,747
10,969,000	Google, Inc. 0.08% due 07/09/14	10,967,318	10,967,571
13,596,000	Google, Inc. 0.09% due 05/07/14	13,595,796	13,595,796
4,433,000	Honeywell International, Inc. 0.08% due 05/13/14	4,432,882	4,432,882
9,149,000	Honeywell International, Inc. 0.10% due 05/19/14	9,148,543	9,148,543
11,201,000	Honeywell International, Inc. 0.10% due 05/21/14	11,200,378	11,200,378
9,797,000	Honeywell International, Inc. 0.11% due 05/29/14	9,796,162	9,796,162
11,437,000	Honeywell International, Inc. 0.12% due 06/09/14	11,435,513	11,435,513

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$8,579,000	Honeywell International, Inc. 0.12% due 06/19/14	$8,577,599	$8,577,599
7,661,000	Intercontinental Exchange Group, Inc. 0.25% due 05/08/14	7,660,628	7,660,628
9,725,000	International Business Machines Corporation 0.07% due 05/07/14	9,724,887	9,724,887
19,450,000	International Business Machines Corporation 0.07% due 05/13/14	19,449,546	19,449,546
18,432,000	Johnson & Johnson 0.05% due 05/06/14	18,431,872	18,431,872
9,216,000	Johnson & Johnson 0.05% due 05/08/14	9,215,910	9,215,910
9,462,000	Johnson Controls 0.27% due 06/23/14	9,458,239	9,458,239
4,689,000	McDonald's Corporation 0.08% due 06/23/14	4,688,448	4,688,448
19,613,000	McDonald's Corporation 0.08% due 06/27/14	19,610,516	19,610,516
27,598,000	Merck & Company, Inc. 0.06% due 05/01/14	27,598,000	27,598,000
17,912,000	Merck & Company, Inc. 0.06% due 05/09/14	17,911,761	17,911,761
17,606,000	Merck & Company, Inc. 0.07% due 05/05/14	17,605,863	17,605,863
12,590,000	Merck & Company, Inc. 0.07% due 05/29/14	12,589,315	12,589,315
23,195,000	Merck & Company, Inc. 0.08% due 05/15/14	23,194,278	23,194,278
12,092,000	Merck & Company, Inc. 0.08% due 06/02/14	12,091,140	12,091,140
22,671,000	Merck & Company, Inc. 0.08% due 06/04/14	22,669,287	22,669,287
19,372,000	Merck & Company, Inc. 0.08% due 06/13/14	19,370,149	19,370,149
3,526,000	Merck & Company, Inc. 0.09% due 06/17/14	3,525,586	3,525,586
9,766,000	MetLife 0.10% due 06/06/14	9,765,023	9,765,023
9,766,000	MetLife 0.10% due 06/09/14	9,764,942	9,764,942

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$9,912,000	National Grid USA 0.28% due 06/11/14	$9,908,839	$9,908,839
6,961,000	Omnicom Group, Inc. 0.26% due 06/20/14	6,958,486	6,958,486
6,705,000	Parker-Hannifin Corporation 0.08% due 05/02/14	6,704,985	6,704,985
7,095,000	Parker-Hannifin Corporation 0.08% due 05/06/14	7,094,921	7,094,921
3,178,000	PepsiCo, Inc. 0.06% due 05/01/14	3,178,000	3,178,000
8,775,000	PepsiCo, Inc. 0.06% due 06/06/14	8,774,474	8,774,474
10,975,000	PepsiCo, Inc. 0.07% due 05/07/14	10,974,872	10,974,872
9,462,000	PepsiCo, Inc. 0.07% due 06/06/14	9,461,338	9,461,338
13,050,000	PepsiCo, Inc. 0.07% due 06/10/14	13,048,985	13,048,985
22,942,000	Pfizer, Inc. 0.06% due 05/22/14	22,941,197	22,941,197
21,616,000	Pfizer, Inc. 0.07% due 05/14/14	21,615,454	21,615,454
20,527,000	Pfizer, Inc. 0.08% due 06/10/14	20,525,175	20,525,175
9,732,000	Pfizer, Inc. 0.08% due 06/11/14	9,731,113	9,731,113
20,934,000	Pfizer, Inc. 0.08% due 06/16/14	20,931,860	20,931,860
10,467,000	Pfizer, Inc. 0.08% due 06/17/14	10,465,907	10,465,907
17,966,000	Pfizer, Inc. 0.09% due 06/09/14	17,964,248	17,964,248
4,117,000	Philip Morris International, Inc. 0.05% due 05/19/14	4,116,897	4,116,897
4,866,000	Philip Morris International, Inc. 0.05% due 05/27/14	4,865,824	4,865,824
11,597,000	Philip Morris International, Inc. 0.05% due 05/28/14	11,596,565	11,596,565
3,469,000	Philip Morris International, Inc. 0.06% due 05/01/14	3,469,000	3,469,000
8,381,000	Philip Morris International, Inc. 0.06% due 05/20/14	8,380,735	8,380,735

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$9,462,000	Philip Morris International, Inc. 0.07% due 06/05/14	$9,461,356	$9,461,356
10,038,000	Philip Morris International, Inc. 0.07% due 06/09/14	10,037,239	10,037,239
12,707,000	Philip Morris International, Inc. 0.07% due 06/11/14	12,705,987	12,705,987
9,876,000	Philip Morris International, Inc. 0.08% due 06/04/14	9,875,254	9,875,254
20,631,000	Philip Morris International, Inc. 0.08% due 06/13/14	20,629,029	20,629,029
5,453,000	Philip Morris International, Inc. 0.09% due 05/02/14	5,452,986	5,452,986
10,969,000	Philip Morris International, Inc. 0.09% due 06/18/14	10,967,684	10,967,684
9,361,000	Philip Morris International, Inc. 0.09% due 06/19/14	9,359,853	9,359,853
8,857,000	Philip Morris International, Inc. 0.09% due 06/23/14	8,855,826	8,855,826
23,961,000	Philip Morris International, Inc. 0.09% due 07/16/14	23,956,447	23,951,725
10,620,000	Philip Morris International, Inc. 0.10% due 07/15/14	10,617,787	10,615,942
3,293,000	Precision Castparts Corporation 0.08% due 05/02/14	3,292,993	3,292,993
5,835,000	Precision Castparts Corporation 0.09% due 05/09/14	5,834,883	5,834,883
15,690,000	Precision Castparts Corporation 0.09% due 06/02/14	15,688,745	15,688,745
4,813,000	Precision Castparts Corporation 0.09% due 06/12/14	4,812,495	4,812,495
5,171,000	Precision Castparts Corporation 0.10% due 06/03/14	5,170,526	5,170,526
3,927,000	Precision Castparts Corporation 0.10% due 06/11/14	3,926,553	3,926,553
10,845,000	Precision Castparts Corporation 0.10% due 07/02/14	10,843,132	10,841,736
2,709,000	Procter & Gamble Company 0.07% due 05/30/14	2,708,847	2,708,847
20,326,000	Procter & Gamble Company 0.08% due 05/19/14	20,325,187	20,325,187
9,878,000	Procter & Gamble Company 0.08% due 06/05/14	9,877,232	9,877,232

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$13,823,000	Procter & Gamble Company 0.09% due 05/20/14	$13,822,343	$13,822,343
20,540,000	Procter & Gamble Company 0.09% due 05/21/14	20,538,973	20,538,973
13,183,000	Procter & Gamble Company 0.10% due 06/02/14	13,181,828	13,181,828
12,351,000	Procter & Gamble Company 0.10% due 06/20/14	12,349,285	12,349,285
12,590,000	Procter & Gamble Company 0.10% due 07/14/14	12,587,412	12,588,164
8,049,000	Procter & Gamble Company 0.10% due 07/21/14	8,047,189	8,047,625
15,512,000	Schlumberger Investments SA 0.10% due 06/16/14	15,510,018	15,510,018
6,421,000	Schlumberger Investments SA 0.11% due 06/16/14	6,420,098	6,420,098
2,709,000	Schlumberger Investments SA 0.13% due 06/25/14	2,708,462	2,708,462
12,394,000	United Healthcare Company 0.18% due 05/14/14	12,393,194	12,393,194
17,539,000	United Healthcare Company 0.18% due 05/15/14	17,537,772	17,537,772
15,974,000	United Technologies Corporation 0.07% due 06/24/14	15,972,323	15,972,323
9,499,000	Wal-Mart Stores, Inc. 0.07% due 05/14/14	9,498,760	9,498,760
15,990,000	Wal-Mart Stores, Inc. 0.08% due 05/12/14	15,989,609	15,989,609
12,743,000	Wal-Mart Stores, Inc. 0.10% due 05/05/14	12,742,858	12,742,858
7,431,000	Wal-Mart Stores, Inc. 0.11% due 05/05/14	7,430,909	7,430,909
6,552,000	Walt Disney Company 0.06% due 05/16/14	6,551,836	6,551,836
5,344,000	Walt Disney Company 0.06% due 05/22/14	5,343,813	5,343,813
24,550,000	Walt Disney Company 0.06% due 05/23/14	24,549,099	24,549,099
9,875,000	Walt Disney Company 0.06% due 06/18/14	9,874,210	9,874,210
8,263,000	Walt Disney Company 0.07% due 05/15/14	8,262,775	8,262,775

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 13.32% — (continued)
$15,057,000	Walt Disney Company 0.07% due 06/19/14	$15,055,565	$15,055,565
23,356,000	Walt Disney Company 0.07% due 06/20/14	23,353,729	23,353,729
2,534,000	Walt Disney Company 0.07% due 07/15/14	2,533,630	2,533,460
3,048,000	Walt Disney Company 0.08% due 06/20/14	3,047,661	3,047,661
17,408,000	Walt Disney Company 0.08% due 07/15/14	17,405,099	17,404,288
9,888,000	Walt Disney Company 0.08% due 07/18/14	9,886,286	9,885,765
9,595,000	WellPoint, Inc. 0.16% due 05/01/14	9,595,000	9,595,000
5,404,000	WellPoint, Inc. 0.16% due 05/02/14	5,403,976	5,403,976
10,808,000	WellPoint, Inc. 0.16% due 05/07/14	10,807,712	10,807,712
4,731,000	WellPoint, Inc. 0.16% due 06/03/14	4,730,306	4,730,306
5,522,000	WellPoint, Inc. 0.17% due 06/13/14	5,520,879	5,520,879
5,617,000	WellPoint, Inc. 0.20% due 05/05/14	5,616,875	5,616,875
Total U.S. Commercial Paper		1,993,211,810	1,993,195,586
Total Commercial Paper		3,190,890,267	3,190,858,093
Total Investments — 99.83%		$11,597,833,576	14,944,415,544
Other Assets in Excess of Liabilities — 0.17%			26,070,918
Net Assets — 100.00%			$14,970,486,462

  (a)  Non-income producing security/commodity.

  (b)  Security is deemed illiquid. At April 30, 2014, the value of these securities amounted to $93,709,518 or 0.63% of net assets.

  (c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

  (d)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $60,792,122 or 0.41% of net assets.

  (e)  Represents non-voting class of shares.

  (f)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2014, the value of these securities amounted to $52,489,808 or 0.35% of net assets.

  (g)  Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

  (h)  Payment-in-kind security.

  (i)  Floating rate security. Rate shown is the rate in effect at April 30, 2014.

  (j)  This security is convertible until September 27, 2017.

  (k)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,887,914,938
Gross unrealized depreciation	(541,332,970)
Net unrealized appreciation	$3,346,581,968

Abbreviations used in this schedule include:

ADR  — American Depository Receipt

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PCL  — Public Company Limited

PLC  — Public Limited Company

RSP  — Represents Savings Shares

Currencies

EUR  — Euro

USD  — United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Emin Leydier SA FRN 8.259% due 07/31/16	07/30/09	$14,240,891	$1.39
FINEL 9.50% due 06/30/17	06/22/05	14,365,843	1.04
FINEL	07/14/99	9,166,547	0.50
Legris Industries SA	04/30/04	23,119,325	23.27

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

Foreign Currency Exchange Contracts — Sales
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
06/18/14	8,234,000	British Pound	$13,429,325	$13,897,190	$—	$(467,865)
07/16/14	6,104,000	British Pound	10,034,390	10,299,992	—	(265,602)
08/20/14	16,838,000	British Pound	27,672,821	28,415,456	—	(742,635)
10/15/14	3,842,000	British Pound	6,433,083	6,478,030	—	(44,947)
06/18/14	57,365,000	Euro	79,128,315	79,576,761	—	(448,446)
07/16/14	138,065,000	Euro	187,105,688	191,512,295	—	(4,406,607)
08/20/14	258,900,000	Euro	349,414,922	359,137,668	—	(9,722,746)
09/17/14	203,672,000	Euro	283,647,884	282,501,735	1,146,149	—
10/15/14	114,699,000	Euro	158,950,448	159,088,906	—	(138,458)
06/18/14	24,006,741,000	Japanese Yen	234,479,757	234,884,809	—	(405,052)
07/16/14	19,188,887,000	Japanese Yen	183,218,949	187,776,786	—	(4,557,837)
08/20/14	31,040,690,000	Japanese Yen	309,683,749	303,699,911	5,983,838	—
09/17/14	20,580,450,000	Japanese Yen	201,340,775	201,474,922	—	(134,147)
10/15/14	16,785,315,000	Japanese Yen	164,859,305	164,352,181	507,124	—
			$2,209,399,411	$2,223,096,642	$7,637,111	$(21,334,342)

Foreign Currency Exchange Contracts — Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
05/13/14	6,184,919,000	Japanese Yen	$59,379,023	$60,501,123	$1,122,100	$—
06/18/14	4,000,000,000	Japanese Yen	38,181,601	39,136,476	954,875	—
			$97,560,624	$99,637,599	$2,076,975	$—
Affiliated Securities

AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES APRIL 30, 2014	MARKET VALUE APRIL 30, 2014	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
As One Corporation	1,299,640	—	—	1,299,640	$34,094,336	$—	$400,711
Catalyst Paper Corporation	1,266,835	—	—	1,266,835	2,831,755	—	—
Chofu Seisakusho Company Limited	2,023,800	—	—	2,023,800	50,676,657	—	278,345
FINEL	11,593,581	—	—	11,593,581	5,790,365	—	—
Fursys, Inc.	872,463	—	—	872,463	24,232,738	—	451,873
Gaumont SA	364,373	—	—	364,373	20,073,907	—	—

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

Affiliated Securities — (continued)
AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES APRIL 30, 2014	MARKET VALUE APRIL 30, 2014	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	$171,545,914	$—	$—
Japan Wool Textile Company Limited	6,407,900	—	196,000	6,211,900	46,056,832	(198,730)	559,727
Jumbo SA*	9,086,616	—	2,980,547	6,106,069	98,690,070	31,548,432	—
Laurent- Perrier	558,938	—	—	558,938	55,909,386	—	—
Legris Industries SA	896,416	—	—	896,416	20,855,878	—	—
Maezawa Kasei Industries Company Limited	2,068,330	—	—	2,068,330	21,546,158	—	273,442
Nitto Kohki Company Limited	2,254,200	—	863,200	1,391,000	25,306,989	(880,995)	229,609
Robertet SA	235,837	—	—	235,837	54,313,258	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	47,585,308	—	574,567
Wienerberger AG*	5,915,786	—	1,330,648	4,585,138	85,144,502	1,126,737	—
Yomeishu Seizo Company Limited*	2,535,900	—	2,535,900	—	—	(4,587,274)	—
Total					$764,654,053	$27,008,170	$2,768,274

  *  Represents an unaffiliated issuer as of April 30, 2014, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	8.93%
Consumer Staples	8.11
Energy	6.31
Financials	10.23
Health Care	5.45
Industrials	14.07
Information Technology	5.03
Materials	11.58
Telecommunication Services	2.19
Total International Common Stocks	71.90
U.S. Common Stock
Materials	0.16
Total U.S. Common Stock	0.16
International Preferred Stocks
Consumer Discretionary	0.52
Consumer Staples	0.06
Total International Preferred Stocks	0.58
Investment Company	0.00
Right	0.00
Commodity	4.82
Term Loans	0.07
International Convertible Bond
Consumer Staples	0.12
Total International Convertible Bond	0.12

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Overseas Fund

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS — (CONTINUED)	PERCENT OF NET ASSETS
International Corporate Bonds
Financials	0.10%
Materials	0.76
Total International Corporate Bonds	0.86
Commercial Paper
International Commercial Paper	8.00
U.S. Commercial Paper	13.32
Total Commercial Paper	21.32
Total Investments	99.83%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

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Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in achieving its investment objective.

Average Annual Returns
	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle U.S. Value Fund (A Shares)
without sales charge	12.95%	13.57%	8.51%
with sales charge	7.31	12.42	7.95
Standard & Poor's 500 Index	20.44	19.14	7.67
Consumer Price Index	1.95	2.14	2.35

Asset Allocation*

Sector/Industry**
Information Technology	19.36%
Financials	16.79
Energy	9.69
Industrials	8.90
Materials	8.29
Consumer Discretionary	5.28
Commodity	4.87
Consumer Staples	3.14
Health Care	2.97
Warrant	0.53
Utilities	0.36

*  Asset Allocations and Sector/Industry percentages are based on total investments in the portfolio.

**  Sector/Industry allocation exclude short term investments and options positions.

  The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge gives effect to the deduction of the maximum sales charge of 5.00%.

The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings*
Gold Bullion (precious metal)	4.88%
Oracle Corporation (U.S. software/hardware)	3.67
Microsoft Corporation (U.S. software developer)	3.50
Comcast Corporation, Class 'A' (U.S. cable/satellite television company)	2.90
Intel Corporation (U.S. computer components and related products manufacturer)	2.83
Bank of New York Mellon Corporation (U.S. financial services company)	2.54
Cisco Systems, Inc. (U.S. computer communications company)	2.49
3M Company (U.S. industrial conglomerate)	2.29
Cintas Corporation (U.S. commercial services equipment supplier)	2.07
Berkshire Hathaway, Inc., Class 'A' (U.S. holdings company)	2.02
Total	29.19%

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle U.S. Value Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Common Stocks — 73.58%
U.S. Common Stocks — 64.29%
Consumer Discretionary 5.27%
1,802,149	Comcast Corporation, Class 'A'	$29,467,004	$91,963,663
790,034	Omnicom Group, Inc.	25,724,873	53,469,501
489,138	H&R Block, Inc.	8,259,025	13,901,302
75,234	McDonald's Corporation	7,536,786	7,627,223
528	St. John Knits International, Inc. (a)(b)	16,368	2,772
		71,004,056	166,964,461
Consumer Staples 2.99%
1,306,609	Sysco Corporation	36,466,341	47,599,766
396,024	Colgate-Palmolive Company	15,232,688	26,652,415
235,901	Wal-Mart Stores, Inc.	11,087,014	18,803,669
77,388	Limoneira Company	1,488,691	1,777,602
		64,274,734	94,833,452
Energy 6.38%
711,766	National Oilwell Varco, Inc.	54,617,021	55,894,984
761,280	Devon Energy Corporation	43,047,879	53,289,600
699,723	ConocoPhillips	29,149,642	51,996,416
1,033,843	San Juan Basin Royalty Trust	20,806,015	19,756,740
136,180	Apache Corporation	8,754,244	11,820,424
114,653	SEACOR Holdings, Inc. (a)	7,325,758	9,560,914
		163,700,559	202,319,078
Financials 16.09%
2,380,687	Bank of New York Mellon Corporation	56,858,996	80,633,869
332	Berkshire Hathaway, Inc., Class 'A' (a)	32,055,938	64,167,300
548,595	American Express Company	14,606,626	47,963,661
117,066	Alleghany Corporation (a)	34,293,700	47,760,587
1,239,070	BB&T Corporation	30,832,769	46,254,483
865,682	Cincinnati Financial Corporation	22,171,918	42,193,341
1,026,039	U.S. Bancorp	25,196,576	41,841,870
1,206,038	Weyerhaeuser Company, REIT	18,797,826	36,000,234
688,730	Plum Creek Timber Company, Inc., REIT	24,219,955	30,028,628
613,629	WR Berkley Corporation	16,784,004	27,146,947
252,026	Mastercard, Inc., Class 'A'	5,790,386	18,536,512
84,477	Visa, Inc., Class 'A'	6,092,810	17,115,885
211,098	Rayonier, Inc., REIT	4,204,148	9,520,520
40,290	First American Financial Corporation	935,052	1,071,714
		292,840,704	510,235,551

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Common Stocks — 64.29% — (continued)
Health Care 1.99%
477,470	WellPoint, Inc.	$23,751,346	$48,071,680
149,770	Johnson & Johnson	8,850,248	15,170,203
		32,601,594	63,241,883
Industrials 8.72%
522,227	3M Company	37,476,682	72,636,553
1,115,686	Cintas Corporation	32,758,428	65,747,376
344,610	Alliant Techsystems, Inc.	17,932,324	49,699,654
372,827	Northrop Grumman Corporation	21,671,558	45,302,209
262,126	Lockheed Martin Corporation	18,533,193	43,025,362
		128,372,185	276,411,154
Information Technology 19.38%
2,848,600	Oracle Corporation	84,318,056	116,450,768
2,742,890	Microsoft Corporation	70,849,511	110,812,756
3,358,862	Intel Corporation	66,526,606	89,648,027
3,420,919	Cisco Systems, Inc.	57,406,209	79,057,438
1,108,560	Linear Technology Corporation	29,025,143	49,330,920
1,073,861	Teradata Corporation (a)	46,268,333	48,817,721
1,767,965	Rofin-Sinar Technologies, Inc. (a)(c)(d)	40,434,497	39,248,823
816,092	Comtech Telecommunications Corporation (c)	25,578,179	25,910,921
282,559	Automatic Data Processing, Inc.	10,225,607	22,028,300
25,526	Google, Inc., Class 'A' (a)	6,486,951	13,653,347
25,526	Google, Inc., Class 'C' (a)	6,503,944	13,443,523
168,245	NetApp, Inc.	5,327,723	5,991,204
		448,950,759	614,393,748
Materials 3.11%
529,751	Scotts Miracle-Gro Company, Class 'A'	22,767,001	32,426,059
200,444	Martin Marietta Materials, Inc.	16,857,497	24,921,202
375,975	Vulcan Materials Company	14,819,696	24,261,667
394,810	Newmont Mining Corporation	17,478,234	9,803,132
116,400	Deltic Timber Corporation	5,718,194	7,071,300
		77,640,622	98,483,360
Utilities 0.36%
206,273	IDACorp, Inc.	6,422,914	11,580,166
Total U.S. Common Stocks		1,285,808,127	2,038,462,853

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 9.29%
Australia 0.81%
2,652,613	Newcrest Mining Limited (a)	$61,341,378	$25,776,349
Canada 5.96%
1,450,750	Canadian Natural Resources Limited	41,684,927	59,112,718
1,283,141	Potash Corporation of Saskatchewan, Inc.	49,485,772	46,398,380
1,063,343	Goldcorp, Inc.	33,350,639	26,285,839
2,305,507	Penn West Petroleum Limited	33,629,474	20,887,894
701,527	Agnico-Eagle Mines Limited	31,972,747	20,718,424
840,922	Barrick Gold Corporation	15,383,136	14,690,907
354,331	Catalyst Paper Corporation (a)(b)	6,095	792,036
		205,512,790	188,886,198
France 0.98%
577,849	Sanofi, ADR	21,132,244	31,088,276
Mexico 0.56%
1,225,181	Fresnillo PLC	26,986,918	17,614,083
South Africa 0.27%
2,054,350	Gold Fields Limited, ADR	25,582,311	8,689,901
United Kingdom 0.71%
549,959	Willis Group Holdings PLC	15,120,837	22,542,819
Total International Common Stocks		355,676,478	294,597,626
Total Common Stocks		1,641,484,605	2,333,060,479
U.S. Preferred Stock — 0.15%
Consumer Staples 0.15%
168,915	Seneca Foods Corporation, Series '2003' (a)(b)(e)(f)	2,542,171	4,797,186
Investment Company — 0.00%
27,030	State Street Institutional U.S. Government Money Market Fund, Institutional Class	27,030	27,030
Warrant — 0.53%
United States 0.53%
888,023	JPMorgan Chase & Company Warrant expire 10/28/18 (a)	10,637,398	16,748,114

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

OUNCES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Commodity — 4.88%
119,915	Gold bullion (a)	$142,974,103	$154,710,227
PRINCIPAL
Bonds — 1.13%
International Corporate Bond — 0.12%
Canada 0.12%
4,252,418 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (g)	4,252,418	3,843,123
U.S. Corporate Bonds — 1.01%
$600,000	Bausch & Lomb, Inc.	523,839 7.125% due 08/01/28 (b)	562,500
23,411,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (h)	24,854,906	25,137,561
5,975,000	Mueller Water Products, Inc. 7.375% due 06/01/17	5,267,450	6,094,500
Total U.S. Corporate Bonds		30,646,195	31,794,561
Total Bonds		34,898,613	35,637,684
U.S. Treasury Bills — 4.26%
40,000,000	U.S. Treasury Bill 0.01% due 07/17/14	39,999,145	39,998,600
30,000,000	U.S. Treasury Bill 0.02% due 05/15/14	29,999,825	29,999,825
40,000,000	U.S. Treasury Bill 0.02% due 05/29/14	39,999,378	39,999,378
25,000,000	U.S. Treasury Bill 0.03% due 05/08/14	24,999,878	24,999,878
Total U.S. Treasury Bills		134,998,226	134,997,681
Commercial Paper — 15.58%
International Commercial Paper — 4.42%
Australia 0.07%
2,268,000 USD	Telstra Corporation Limited 0.14% due 07/09/14	2,267,392	2,267,220
Canada 0.49%
1,651,000 USD	Suncor Energy, Inc. 0.19% due 06/16/14	1,650,599	1,650,599
4,203,000 USD	Suncor Energy, Inc. 0.20% due 05/09/14	4,202,813	4,202,813

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 4.42% — (continued)
Canada 0.49% — (continued)
3,948,000 USD	Suncor Energy, Inc. 0.23% due 05/16/14	$3,947,622	$3,947,622
5,694,000 USD	Total Capital Limited 0.10% due 06/19/14	5,693,225	5,693,225
France 0.95%
9,693,000 USD	Essilor International 0.12% due 05/23/14	9,692,289	9,692,289
2,997,000 USD	Essilor International 0.13% due 05/20/14	2,996,794	2,996,794
4,021,000 USD	Essilor International 0.16% due 06/17/14	4,020,160	4,020,160
1,819,000 USD	GDF Suez SA 0.14% due 06/11/14	1,818,710	1,818,710
3,343,000 USD	GDF Suez SA 0.15% due 05/05/14	3,342,944	3,342,944
3,209,000 USD	GDF Suez SA 0.15% due 05/12/14	3,208,853	3,208,853
2,493,000 USD	GDF Suez SA 0.15% due 05/23/14	2,492,772	2,492,772
2,648,000 USD	Sanofi 0.08% due 06/13/14	2,647,747	2,647,747
Germany 0.18%
870,000 USD	Henkel Corporation 0.10% due 06/25/14	869,867	869,867
2,013,000 USD	Siemens Company 0.07% due 06/18/14	2,012,812	2,012,812
2,889,000 USD	Siemens Company 0.09% due 06/05/14	2,888,747	2,888,747
Ireland 0.19%
5,977,000 USD	Ingersoll-Rand Global Holding Company 0.15% due 05/01/14	5,977,000	5,977,000
Italy 0.36%
8,026,000 USD	Eni S.p.A. 0.26% due 05/05/14	8,025,768	8,025,768
3,401,000 USD	Eni S.p.A. 0.27% due 06/11/14	3,399,954	3,399,954
Japan 0.43%
7,472,000 USD	Hitachi Limited 0.20% due 05/01/14	7,472,000	7,472,000
1,865,000 USD	Honda Corporation 0.08% due 05/08/14	1,864,971	1,864,971

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 4.42% — (continued)
Japan 0.43% — (continued)
1,516,000 USD	Honda Corporation 0.09% due 05/08/14	$1,515,973	$1,515,973
2,697,000 USD	Honda Corporation 0.09% due 05/23/14	2,696,852	2,696,852
Switzerland 0.59%
5,586,000 USD	Nestlé SA 0.07% due 05/02/14	5,585,989	5,585,989
1,579,000 USD	Nestlé SA 0.07% due 05/20/14	1,578,942	1,578,942
3,502,000 USD	Nestlé SA 0.08% due 06/03/14	3,501,743	3,501,743
3,401,000 USD	Nestlé SA 0.09% due 07/07/14	3,400,430	3,400,424
1,893,000 USD	Roche Holdings, Inc. 0.07% due 06/05/14	1,892,871	1,892,871
2,610,000 USD	Roche Holdings, Inc. 0.07% due 06/12/14	2,609,787	2,609,787
United Kingdom 1.16%
4,813,000 USD	AstraZeneca PLC 0.08% due 06/09/14	4,812,583	4,812,583
3,086,000 USD	AstraZeneca PLC 0.09% due 05/12/14	3,085,915	3,085,915
6,243,000 USD	AstraZeneca PLC 0.09% due 05/16/14	6,242,766	6,242,766
1,736,000 USD	AstraZeneca PLC 0.09% due 06/10/14	1,735,826	1,735,826
995,000 USD	AstraZeneca PLC 0.09% due 06/16/14	994,886	994,886
5,816,000 USD	Centrica PLC 0.30% due 05/09/14	5,815,612	5,815,612
1,819,000 USD	Centrica PLC 0.33% due 06/17/14	1,818,216	1,818,216
538,000 USD	GlaxoSmithKline PLC 0.07% due 05/08/14	537,993	537,993
5,220,000 USD	GlaxoSmithKline PLC 0.11% due 06/23/14	5,219,155	5,219,155
4,299,000 USD	Reckitt Benckiser 0.15% due 07/29/14	4,297,406	4,297,065
2,250,000 USD	Reed Elsevier, Inc. 0.20% due 06/16/14	2,249,425	2,249,425
Total International Commercial Paper		140,085,409	140,084,890

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 11.16%
$1,593,000	Abbott Laboratories 0.08% due 05/22/14	$1,592,925	$1,592,925
3,413,000	Abbott Laboratories 0.09% due 05/22/14	3,412,821	3,412,821
7,754,000	Abbott Laboratories 0.09% due 06/10/14	7,753,225	7,753,225
1,157,000	Abbott Laboratories 0.10% due 06/06/14	1,156,884	1,156,884
1,408,000	Abbott Laboratories 0.10% due 06/16/14	1,407,820	1,407,820
907,000	Abbott Laboratories 0.10% due 07/08/14	906,828	906,885
7,472,000	AON Corporation 0.20% due 05/01/14	7,472,000	7,472,000
4,966,000	Caterpillar Financial Services Company 0.13% due 07/17/14	4,964,619	4,964,644
2,477,000	Celgene Corporation 0.23% due 05/07/14	2,476,905	2,476,905
2,344,000	Celgene Corporation 0.25% due 07/02/14	2,342,991	2,342,884
1,471,000	Chevron Corporation 0.08% due 05/01/14	1,471,000	1,471,000
1,191,000	Chevron Corporation 0.08% due 05/02/14	1,190,997	1,190,997
2,256,000	Chevron Corporation 0.08% due 05/05/14	2,255,980	2,255,980
3,209,000	Chevron Corporation 0.08% due 05/13/14	3,208,914	3,208,914
2,675,000	Chevron Corporation 0.08% due 05/14/14	2,674,923	2,674,923
2,268,000	Chevron Corporation 0.08% due 06/12/14	2,267,788	2,267,788
5,638,000	Chevron Corporation 0.08% due 07/01/14	5,637,236	5,636,631
1,244,000	Chevron Corporation 0.09% due 05/21/14	1,243,938	1,243,938
9,669,000	Coca-Cola Company 0.07% due 06/12/14	9,668,210	9,668,210
2,296,000	Coca-Cola Company 0.08% due 05/16/14	2,295,923	2,295,923
586,000	Coca-Cola Company 0.10% due 07/09/14	585,887	585,889

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 11.16% — (continued)
$7,334,000	Coca-Cola Company 0.10% due 07/24/14	$7,332,289	$7,332,147
1,460,000	Coca-Cola Company 0.11% due 06/06/14	1,459,839	1,459,839
2,447,000	Coca-Cola Company 0.12% due 05/13/14	2,446,902	2,446,902
1,539,000	Con Edison, Inc. 0.16% due 05/01/14	1,539,000	1,539,000
4,254,000	ConocoPhillips 0.11% due 06/18/14	4,253,376	4,253,376
2,149,000	Corning, Inc. 0.17% due 07/01/14	2,148,381	2,147,997
4,468,000	Corning, Inc. 0.18% due 05/08/14	4,467,844	4,467,844
1,128,000	Devon Energy Corporation 0.19% due 05/14/14	1,127,923	1,127,923
1,128,000	Devon Energy Corporation 0.19% due 05/15/14	1,127,917	1,127,917
2,081,000	Devon Energy Corporation 0.19% due 05/20/14	2,080,791	2,080,791
3,948,000	Devon Energy Corporation 0.19% due 05/22/14	3,947,562	3,947,562
1,342,000	Diageo Capital PLC 0.24% due 06/05/14	1,341,687	1,341,687
6,009,000	Diageo Capital PLC 0.25% due 05/22/14	6,008,124	6,008,124
2,317,000	Diageo Capital PLC 0.26% due 06/20/14	2,316,163	2,316,163
4,700,000	Dominion Resources, Inc. 0.20% due 05/21/14	4,699,478	4,699,478
5,858,000	Dr Pepper Snapple Group, Inc. 0.20% due 05/13/14	5,857,609	5,857,609
2,930,000	Dr Pepper Snapple Group, Inc. 0.22% due 06/10/14	2,929,284	2,929,284
1,167,000	Emerson Electric Company 0.08% due 05/29/14	1,166,927	1,166,927
1,378,000	Emerson Electric Company 0.08% due 05/30/14	1,377,911	1,377,911
1,861,000	Emerson Electric Company 0.10% due 06/02/14	1,860,835	1,860,835
1,316,000	Emerson Electric Company 0.10% due 06/04/14	1,315,876	1,315,876

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 11.16% — (continued)
$2,010,000	Google, Inc. 0.06% due 05/21/14	$2,009,933	$2,009,933
1,342,000	Google, Inc. 0.06% due 06/19/14	1,341,890	1,341,890
4,394,000	Google, Inc. 0.08% due 05/14/14	4,393,873	4,393,873
2,610,000	Google, Inc. 0.08% due 07/09/14	2,609,600	2,609,660
13,232,000	Honeywell International, Inc. 0.08% due 05/13/14	13,231,647	13,231,647
3,948,000	Honeywell International, Inc. 0.12% due 06/09/14	3,947,487	3,947,487
1,696,000	Honeywell International, Inc. 0.12% due 06/19/14	1,695,723	1,695,723
4,483,000	Intercontinental Exchange Group, Inc. 0.18% due 05/01/14	4,483,000	4,483,000
1,244,000	International Business Machines Corporation 0.07% due 05/07/14	1,243,986	1,243,986
2,487,000	International Business Machines Corporation 0.07% due 05/13/14	2,486,942	2,486,942
2,314,000	Johnson & Johnson 0.05% due 05/06/14	2,313,984	2,313,984
1,157,000	Johnson & Johnson 0.05% due 05/08/14	1,156,989	1,156,989
14,506,000	Merck & Company, Inc. 0.06% due 05/01/14	14,506,000	14,506,000
4,813,000	Merck & Company, Inc. 0.06% due 05/09/14	4,812,936	4,812,936
8,574,000	Merck & Company, Inc. 0.07% due 05/05/14	8,573,933	8,573,933
2,010,000	Merck & Company, Inc. 0.08% due 06/02/14	2,009,857	2,009,857
19,385,000	Merck & Company, Inc. 0.08% due 06/13/14	19,383,148	19,383,148
2,265,000	Parker-Hannifin Corporation 0.08% due 05/02/14	2,264,995	2,264,995
2,397,000	Parker-Hannifin Corporation 0.08% due 05/06/14	2,396,973	2,396,973
2,088,000	PepsiCo, Inc. 0.06% due 06/06/14	2,087,875	2,087,875

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 11.16% — (continued)
$2,335,000	PepsiCo, Inc. 0.07% due 05/07/14	$2,334,973	$2,334,973
2,364,000	PepsiCo, Inc. 0.07% due 06/10/14	2,363,816	2,363,816
4,593,000	Pfizer, Inc. 0.06% due 05/22/14	4,592,839	4,592,839
3,852,000	Pfizer, Inc. 0.07% due 05/14/14	3,851,903	3,851,903
4,881,000	Pfizer, Inc. 0.08% due 06/11/14	4,880,555	4,880,555
4,881,000	Pfizer, Inc. 0.09% due 06/09/14	4,880,524	4,880,524
2,441,000	Philip Morris International, Inc. 0.05% due 05/27/14	2,440,912	2,440,912
2,297,000	Philip Morris International, Inc. 0.06% due 05/20/14	2,296,927	2,296,927
1,819,000	Philip Morris International, Inc. 0.07% due 06/09/14	1,818,862	1,818,862
2,268,000	Philip Morris International, Inc. 0.07% due 06/11/14	2,267,819	2,267,819
1,167,000	Philip Morris International, Inc. 0.08% due 06/13/14	1,166,889	1,166,889
2,610,000	Philip Morris International, Inc. 0.09% due 06/18/14	2,609,687	2,609,687
2,761,000	Philip Morris International, Inc. 0.09% due 06/23/14	2,760,634	2,760,634
3,311,000	Philip Morris International, Inc. 0.10% due 07/15/14	3,310,310	3,309,735
746,000	Precision Castparts Corporation 0.09% due 05/09/14	745,985	745,985
5,194,000	Precision Castparts Corporation 0.09% due 06/12/14	5,193,455	5,193,455
671,000	Precision Castparts Corporation 0.10% due 06/03/14	670,938	670,938
1,758,000	Precision Castparts Corporation 0.10% due 06/11/14	1,757,800	1,757,800
2,010,000	Procter & Gamble Company 0.08% due 05/19/14	2,009,920	2,009,920
2,101,000	Procter & Gamble Company 0.08% due 06/05/14	2,100,837	2,100,837
1,736,000	Procter & Gamble Company 0.09% due 05/20/14	1,735,918	1,735,918

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Commercial Paper — 11.16% — (continued)
$6,807,000	Procter & Gamble Company 0.09% due 05/21/14	$6,806,660	$6,806,660
7,334,000	Procter & Gamble Company 0.10% due 07/21/14	7,332,350	7,332,747
2,013,000	Schlumberger Investments SA 0.10% due 06/16/14	2,012,743	2,012,743
7,472,000	United Healthcare Company 0.14% due 05/01/14	7,472,000	7,472,000
3,385,000	United Healthcare Company 0.18% due 05/14/14	3,384,780	3,384,780
6,243,000	United Healthcare Company 0.18% due 05/15/14	6,242,563	6,242,563
7,472,000	United Parcel Service, Inc. 0.01% due 05/01/14	7,472,000	7,472,000
3,001,000	Wal-Mart Stores, Inc. 0.07% due 05/14/14	3,000,924	3,000,924
3,200,000	Wal-Mart Stores, Inc. 0.08% due 05/12/14	3,199,922	3,199,922
1,470,000	Wal-Mart Stores, Inc. 0.11% due 05/05/14	1,469,982	1,469,982
4,447,000	Walt Disney Company 0.06% due 05/23/14	4,446,837	4,446,837
2,256,000	Walt Disney Company 0.07% due 05/15/14	2,255,939	2,255,939
2,728,000	Walt Disney Company 0.07% due 06/19/14	2,727,740	2,727,740
567,000	Walt Disney Company 0.07% due 07/15/14	566,917	566,879
11,045,000	Walt Disney Company 0.08% due 07/15/14	11,043,159	11,042,646
2,111,000	WellPoint, Inc. 0.16% due 05/01/14	2,111,000	2,111,000
963,000	WellPoint, Inc. 0.16% due 05/02/14	962,996	962,996
1,926,000	WellPoint, Inc. 0.16% due 05/07/14	1,925,949	1,925,949
Total U.S. Commercial Paper		353,970,267	353,968,444
Total Commercial Paper		494,055,676	494,053,334
Total Investment Portfolio Excluding Options Written — 100.11%		$2,461,617,822	$3,174,031,735

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

CONTRACTS		STRIKE PRICE	EXPIRATION DATE	VALUE (NOTE 1)
Covered Call Options Written — (0.01)%
1,000	Rofin-Sinar Technologies, Inc. (Premium Received $121,808)	$22.50	June 2014	$(172,500)
Total Investments — 100.10% (Cost: $2,461,496,014)				3,173,859,235
Liabilities in Excess of Other Assets — (0.10)%				(3,136,501)
Net Assets — 100.00%				$3,170,722,734

  (a)  Non-income producing security/commodity.

  (b)  Security is deemed illiquid. At April 30, 2014, the value of these securities amounted to $6,154,494 or 0.20% of net assets.

  (c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

  (d)  At April 30, 2014, all or a portion of this security was segregated to cover collateral requirement for options.

  (e)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $4,797,186 or 0.15% of net assets.

  (f)  This security is convertible until December 31, 2049.

  (g)  Payment-in-kind security.

  (h)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$819,420,881
Gross unrealized depreciation	(107,057,660)
Net unrealized appreciation	$712,363,221

Abbreviations used in this schedule include:

ADR  — American Depository Receipt

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

Currencies

USD  — United States Dollar

Affiliated Securities
AFFILIATED SECURITIES	SHARES OCTOBER 31, 2013	GROSS ADDITIONS	GROSS REDUCTIONS	SHARES APRIL 30, 2014	MARKET VALUE APRIL 30, 2014	REALIZED GAIN/(LOSS)	DIVIDEND INCOME
Comtech Telecommu- nications Corporation	16,709	799,383	—	816,092	$25,910,921	$—	$173,583
Rofin-Sinar Technologies, Inc.	1,840,310	—	72,345	1,767,965	39,248,823	(240,203)	—
Total					$65,159,744	$(240,203)	$173,583

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

U.S. Value Fund

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	5.27%
Consumer Staples	2.99
Energy	6.38
Financials	16.09
Health Care	1.99
Industrials	8.72
Information Technology	19.38
Materials	3.11
Utilities	0.36
Total U.S. Common Stocks	64.29
International Common Stocks
Energy	2.53
Financials	0.71
Health Care	0.98
Materials	5.07
Total International Common Stocks	9.29
U.S. Preferred Stock
Consumer Staples	0.15
Total U.S. Preferred Stock	0.15
Investment Company	0.00
Warrant	0.53
Commodity	4.88
International Corporate Bond
Materials	0.12
Total International Corporate Bond	0.12

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS — (CONTINUED)	PERCENT OF NET ASSETS
U.S. Corporate Bonds
Consumer Discretionary	0.02%
Energy	0.80
Industrials	0.19
Total U.S. Corporate Bonds	1.01
U.S. Treasury Bills	4.26
Commercial Paper
International Commercial Paper	4.42
U.S. Commercial Paper	11.16
Total Commercial Paper	15.58
Covered Call Options Written	(0.01)
Total Investments	100.10%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and, to a limited extent, other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests primarily in gold, gold related securities and issuers principally engaged in the gold industry.

Average Annual Returns
	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Gold Fund (A Shares)
without sales load	–14.14%	–0.80%	6.42%
with sales load	–18.44	–1.81	5.87
FTSE Gold Mines Index	–19.40	–7.89	0.81
MSCI World Index	16.62	16.03	7.17
Consumer Price Index	1.95	2.14	2.35

Asset Allocation*

Countries**
Canada	36.21%
United States	31.53
South Africa	9.55
Mexico	6.54
Africa	6.22
Australia	4.89
Bermuda	1.15
Channel Island	0.21

*  Asset Allocations and Countries percentages are based on total investments in the portfolio.

**  Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Gold Fund

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested. The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested and is not available for purchase. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings*
Gold Bullion (United States)	18.76%
Randgold Resources Limited ADR (Africa)	6.22
AngloGold Ashanti Limited ADR (South Africa)	5.67
Goldcorp, Inc. (Canada)	5.47
Agnico-Eagle Mines Limited (Canada)	5.38
Fresnillo PLC (Mexico)	4.32
Tahoe Resources, Inc. (United States)	4.30
Royal Gold, Inc. (United States)	4.25
Newmont Mining Corporation (United States)	4.19
Barrick Gold Corporation (Canada)	4.06
Total	62.62%

  *  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Gold Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Common Stocks — 75.37%
International Common Stocks — 62.63%
Africa 6.22%
1,050,128	Randgold Resources Limited, ADR	$17,918,840	$84,083,749
Australia 4.89%
5,273,646	Newcrest Mining Limited (a)	156,638,162	51,245,824
6,086,505	Regis Resources Limited	26,575,698	13,740,106
7,991,615	St. Augustine Gold and Copper Limited (a)(b)	8,188,305	1,148,377
		191,402,165	66,134,307
Bermuda 1.15%
4,373,950	Continental Gold Limited (a)	27,708,125	15,563,528
Canada 34.08%
2,991,720	Goldcorp, Inc.	92,012,899	73,955,318
2,461,228	Agnico-Eagle Mines Limited	93,909,918	72,688,245
3,139,764	Barrick Gold Corporation	83,670,622	54,851,677
12,730,772	Kinross Gold Corporation (a)	155,351,273	51,686,934
968,033	Franco-Nevada Corporation	16,689,933	46,659,535
6,345,940	Osisko Mining Corporation (a)(c)	44,207,706	45,450,143
6,443,257	Eldorado Gold Corporation	64,771,164	39,269,155
6,359,731	New Gold, Inc. (a)	15,482,255	32,145,349
1,516,060	Detour Gold Corporation (a)(c)	25,395,963	15,090,748
2,991,219	IAMGOLD Corporation	11,101,092	10,425,123
3,122,100	Alacer Gold Corporation	13,571,110	7,463,074
1,071,100	Primero Mining Corporation (a)	6,046,087	6,772,249
1,300,000	Dundee Precious Metals, Inc. (a)(c)	1,969,513	4,317,321
		624,179,535	460,774,871
Channel Island 0.21%
3,066,400	Lydian International Limited (a)	6,767,759	2,825,659
Mexico 6.54%
4,063,583	Fresnillo PLC	15,751,246	58,420,991
1,289,602	Industrias Peñoles S.A.B. de C.V.	2,490,226	30,024,259
		18,241,472	88,445,250
South Africa 9.54%
4,235,849	AngloGold Ashanti Limited, ADR (a)	135,141,695	76,668,867
11,995,180	Gold Fields Limited, ADR	102,368,061	50,739,611
See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 62.63% — (continued)
South Africa 9.54% — (continued)
485,357	Harmony Gold Mining Company Limited, ADR (a)	$3,038,857	$1,596,825
		240,548,613	129,005,303
Total International Common Stocks		1,126,766,509	846,832,667
U.S. Common Stocks — 12.74%
Materials 12.74%
2,609,390	Tahoe Resources, Inc. (a)(c)	35,373,417	58,065,802
867,401	Royal Gold, Inc.	14,962,981	57,421,946
2,283,277	Newmont Mining Corporation	84,874,657	56,693,768
Total U.S. Common Stocks		135,211,055	172,181,516
Total Common Stocks		1,261,977,564	1,019,014,183
Investment Company — 0.02%
279,931	State Street Institutional U.S. Government Money Market Fund, Institutional Class	279,931	279,931
OUNCES
Commodity — 18.76%
196,606	Gold bullion (a)	129,045,676	253,654,900
PRINCIPAL
International Convertible Bonds — 2.11%
Canada 2.11%
30,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (d)(e)(f)	30,000,000	28,575,000
South Africa 0.00%
2,000,000 CAD	Great Basin Gold Limited 8.00% due 11/30/14 (c)(d)(e)(g)(h)	1,913,534	0
Total International Convertible Bonds		31,913,534	28,575,000
Commercial Paper — 3.70%
International Commercial Paper — 1.50%
France 0.14%
1,946,000 USD	Électricité de France SA 0.09% due 06/02/14	1,945,844	1,945,844

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Gold Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 1.50% — (continued)
Germany 0.22%
2,919,000 USD	BASF AG 0.08% due 06/17/14	$2,918,695	$2,918,695
Ireland 0.41%
5,584,000 USD	Ingersoll-Rand Global Holding Company 0.15% due 05/01/14	5,584,000	5,584,000
Japan 0.52%
6,980,000 USD	Hitachi Limited 0.20% due 05/01/14	6,980,000	6,980,000
United Kingdom 0.21%
2,919,000 USD	GlaxoSmithKline PLC 0.10% due 06/02/14	2,918,741	2,918,741
Total International Commercial Paper		20,347,280	20,347,280
U.S. Commercial Paper — 2.20%
$6,980,000	AON Corporation 0.20% due 05/01/14	6,980,000	6,980,000
1,438,000	Con Edison, Inc. 0.16% due 05/01/14	1,438,000	1,438,000
4,188,000	Intercontinental Exchange Group, Inc. 0.18% due 05/01/14	4,188,000	4,188,000
6,980,000	United Healthcare Company 0.14% due 05/01/14	6,980,000	6,980,000
6,980,000	United Parcel Service, Inc. 0.01% due 05/01/14	6,980,000	6,980,000
1,168,000	Walt Disney Company 0.06% due 05/22/14	1,167,959	1,167,959
1,946,000	Walt Disney Company 0.06% due 05/23/14	1,945,929	1,945,929
Total U.S. Commercial Paper		29,679,888	29,679,888
Total Commercial Paper		50,027,168	50,027,168
Total Investments — 99.96%		$1,473,243,873	1,351,551,182
Other Assets in Excess of Liabilities — 0.04%			482,474
Net Assets — 100.00%			$1,352,033,656

  (a)  Non-income producing security/commodity.

  (b)  Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

  (c)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

  (d)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $28,575,000 or 2.11% of net assets.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

  (e)  Security is deemed illiquid. At April 30, 2014, the value of these securities amounted to $28,575,000 or 2.11% of net assets.

  (f)  This security is convertible until November 30, 2017.

  (g)  Issuer is in default.

  (h)  This security is convertible until November 30, 2014.

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$377,078,364
Gross unrealized depreciation	(498,771,055)
Net unrealized depreciation	$(121,692,691)

Abbreviations used in this schedule include:

ADR  — American Depository Receipt

PLC  — Public Limited Company

Currencies

CAD  — Canadian Dollar

USD  — United States Dollar

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
International Common Stocks
Materials	62.63%
Total International Common Stocks	62.63
U.S. Common Stocks
Materials	12.74
Total U.S. Common Stocks	12.74
Investment Company	0.02
Commodity	18.76
International Convertible Bonds
Materials	2.11
Total International Convertible Bonds	2.11
Commercial Paper
International Commercial Paper	1.50
U.S. Commercial Paper	2.20
Total Commercial Paper	3.70
Total Investments	99.96%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

First Eagle Global Income Builder seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^
	ONE-YEAR	THREE-YEARS	SINCE INCEPTION (05-01-12)
First Eagle Global Income Builder (A Shares)
without sales load	12.17%	—	12.21%
with sales load	6.59	—	9.35
MSCI World Index	16.62	9.08%	16.49
Barclays Capital U.S. Aggregate Bond Index	–0.26	3.60	1.75

Asset Allocation*

Countries**
United States	40.42%
France	11.25
Canada	7.73
United Kingdom	3.08
Hong Kong	2.50
Switzerland	2.49
Japan	2.44
Singapore	2.10
Bermuda	2.05
Sweden	1.95
Australia	1.69
Italy	1.63
Netherlands	1.48
Austria	1.43
Ireland	1.21
Germany	1.14
Norway	1.10
Israel	0.86
Belgium	0.83
South Korea	0.57
South Africa	0.54
Spain	0.44
Luxembourg	0.40
Russia	0.37
Mexico	0.25
Romania	0.25
Thailand	0.10
Mauritius	0.09
Chile	0.04

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocations and Countries percentages are based on total investments in the portfolio.

**  Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The index provides total returns in U.S. dollars with net dividends reinvested. The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrad ARM passthroughs, ABS, and CMBS. The index is presented here for comparison purposes only. One cannot invest directly in an index.

Top 10 Holdings*
Bouygues SA (French industrial company)	1.85%
Nestlé SA (Swiss food product manufacturer)	1.68
Microsoft Corporation (U.S. software developer)	1.59
Sysco Corporation (U.S. food services distributor)	1.51
Sanofi (French pharmaceutical company)	1.49
GlaxoSmithKline PLC (British pharmaceutical company)	1.45
Cisco Systems, Inc. (U.S. computer communications company)	1.44
Cenovus Energy, Inc. (Canadian energy company)	1.36
Roundy's Supermarkets, Inc. Term Loan B (U.S. wholesale grocery company)	1.32
ConocoPhillips (U.S. oil & gas company)	1.29
Total	14.98%

  *  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Global Income Builder Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Common Stocks — 52.77%
U.S. Common Stocks — 14.20%
Consumer Discretionary 0.49%
76,318	H&R Block, Inc.	$1,517,369	$2,168,958
19,377	McDonald's Corporation	1,941,148	1,964,440
		3,458,517	4,133,398
Consumer Staples 1.82%
350,103	Sysco Corporation	11,719,151	12,754,252
39,210	Colgate-Palmolive Company	2,123,076	2,638,833
		13,842,227	15,393,085
Energy 1.75%
146,700	ConocoPhillips	9,016,018	10,901,277
205,945	San Juan Basin Royalty Trust	3,329,492	3,935,609
		12,345,510	14,836,886
Financials 2.61%
196,974	Plum Creek Timber Company, Inc., REIT	8,731,162	8,588,066
154,153	Weyerhaeuser Company, REIT	4,228,905	4,601,467
93,235	Rayonier, Inc., REIT	4,566,556	4,204,899
77,199	BB&T Corporation	2,620,728	2,881,839
38,427	Cincinnati Financial Corporation	1,622,992	1,872,932
		21,770,343	22,149,203
Industrials 1.43%
40,521	Lockheed Martin Corporation	3,882,354	6,651,117
27,482	3M Company	2,813,404	3,822,472
13,571	Northrop Grumman Corporation	970,976	1,649,012
		7,666,734	12,122,601
Information Technology 5.76%
333,862	Microsoft Corporation	10,682,144	13,488,025
528,966	Cisco Systems, Inc.	11,265,878	12,224,404
389,757	Intel Corporation	9,039,304	10,402,614
185,219	Comtech Telecommunications Corporation	5,815,888	5,880,703
107,263	Linear Technology Corporation	3,880,478	4,773,204
26,906	Automatic Data Processing, Inc.	1,615,669	2,097,592
		42,299,361	48,866,542
Materials 0.34%
116,150	Newmont Mining Corporation	4,145,856	2,884,004
Total U.S. Common Stocks		105,528,548	120,385,719

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 38.57%
Australia 0.16%
141,134	Newcrest Mining Limited (a)	$2,841,934	$1,371,447
Austria 1.46%
73,049	Mayr Melnhof Karton AG	8,435,649	9,294,302
65,355	OMV AG	2,581,646	3,056,946
		11,017,295	12,351,248
Belgium 0.85%
71,277	Groupe Bruxelles Lambert SA	5,674,861	7,205,830
Bermuda 1.32%
164,400	Jardine Matheson Holdings Limited	8,770,610	10,242,120
79,961	Hiscox Limited	895,926	953,143
		9,666,536	11,195,263
Canada 4.14%
387,747	Cenovus Energy, Inc.	11,179,402	11,543,228
262,048	Goldcorp, Inc.	7,232,291	6,477,827
203,782	Agnico-Eagle Mines Limited	6,272,973	6,018,360
651,746	Penn West Petroleum Limited	6,721,069	5,904,819
142,933	Potash Corporation of Saskatchewan, Inc.	5,084,322	5,168,457
		36,490,057	35,112,691
Chile 0.04%
14,373	Cia Cervecerias Unidas SA, ADR	329,357	338,772
France 9.53%
349,185	Bouygues SA	10,674,368	15,703,174
116,700	Sanofi	11,389,477	12,631,724
147,803	Total SA	7,784,048	10,556,200
92,488	Ciments Francais SA	5,425,254	9,944,270
359,570	Vivendi SA	9,995,480	9,647,743
155,130	Compagnie de Saint-Gobain	7,638,229	9,473,962
154,674	Carrefour SA	4,800,689	6,014,870
46,595	Neopost SA	2,694,780	3,817,848
31,199	Legrand SA	1,379,979	2,012,702
8,966	Thermador Groupe	805,285	992,506
		62,587,589	80,794,999
Germany 1.16%
197,473	Hamburger Hafen und Logistik AG	4,717,771	4,780,672
31,614	Daimler AG	1,738,748	2,926,755

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 38.57% — (continued)
Germany 1.16% — (continued)
86,689	SMT Scharf AG	$2,476,978	$2,136,560
		8,933,497	9,843,987
Hong Kong 2.55%
5,799,000	Mandarin Oriental International Limited	9,878,323	10,612,170
2,000,613	Hopewell Holdings Limited	6,819,481	6,876,910
920,724	Great Eagle Holdings Limited	3,162,883	3,283,656
67,700	Guoco Group Limited	589,955	811,654
		20,450,642	21,584,390
Ireland 1.23%
333,811	CRH PLC	7,226,716	9,671,483
191,056	Beazley PLC	741,977	790,963
		7,968,693	10,462,446
Israel 0.33%
318,065	Israel Chemicals Limited	3,160,135	2,818,053
Italy 1.66%
291,551	Eni S.p.A	6,874,033	7,567,879
745,261	Italcementi S.p.A. RSP	1,986,357	5,790,049
41,871	Recordati S.p.A.	355,865	731,930
		9,216,255	14,089,858
Japan 2.49%
325,000	Hoya Corporation	7,018,128	9,581,357
491,400	Astellas Pharma, Inc.	4,915,377	5,465,073
164,300	NKSJ Holdings, Inc.	3,711,061	4,096,451
25,300	Ono Pharmaceutical Company Limited	1,556,650	2,002,025
		17,201,216	21,144,906
Mexico 0.26%
152,213	Fresnillo PLC	3,068,407	2,188,323
Netherlands 1.51%
156,364	Sligro Food Group NV	5,333,077	6,551,331
45,303	HAL Trust	5,857,372	6,278,195
		11,190,449	12,829,526
Norway 0.93%
955,802	Orkla ASA	7,521,273	7,893,330
Romania 0.26%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (a)(b)(c)	1,850,000	2,160,000

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Common Stocks — 38.57% — (continued)
Russia 0.37%
440,227	Gazprom OAO, ADR	$2,978,832	$3,174,917
Singapore 1.86%
8,425,500	Frasers Commercial Trust, REIT	8,394,932	8,535,044
9,659,398	Asian Pay Television Trust	6,212,576	5,817,058
433,000	Singapore Airport Terminal Services Limited	975,995	1,094,847
409,000	Overseas Education, Ltd.	277,915	298,505
		15,861,418	15,745,454
South Korea 0.58%
61,649	KT&G Corporation	4,633,270	4,940,034
Spain 0.45%
45,964	Red Electrica Corporation SA	2,563,826	3,780,174
Sweden 0.79%
177,045	Investor AB, Class 'A'	4,869,998	6,725,434
Switzerland 1.86%
184,663	Nestlé SA	12,801,657	14,257,301
4,349	APG SGA SA	1,252,827	1,497,270
		14,054,484	15,754,571
Thailand 0.10%
1,762,000	Thai Beverage PCL	512,015	829,209
United Kingdom 2.68%
448,009	GlaxoSmithKline PLC	11,121,206	12,344,742
1,569,104	WM Morrison Supermarkets PLC	6,682,294	5,322,391
88,011	British American Tobacco PLC	4,723,118	5,077,584
		22,526,618	22,744,717
Total International Common Stocks		287,168,657	327,079,579
Total Common Stocks		392,697,205	447,465,298
Closed-End Mutual Fund — 0.28%
Singapore 0.28%
27,958,200	Macquarie International Infrastructure Fund Limited	3,027,188	2,408,460
OUNCES
Commodity — 0.93%
6,108	Gold bullion (a)	8,311,733	7,880,606

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Bonds — 30.73%
U.S. Corporate Bonds — 19.25%
$10,171,000	ACCO Brands Corporation 6.75% due 04/30/20	$10,446,906	$10,628,695
852,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	885,363	924,420
2,615,000	Aleris International, Inc. 7.875% due 11/01/20	2,625,912	2,647,688
881,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	881,000	936,063
2,522,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	2,567,493	2,745,827
2,475,000	Basic Energy Services, Inc. 7.75% due 02/15/19	2,471,741	2,660,625
4,975,000	Basic Energy Services, Inc. 7.75% due 10/15/22	5,029,184	5,478,719
8,500,000	Bi-Lo LLC 9.25% due 02/15/19 (c)	9,090,621	9,265,000
1,435,000	Carrizo Oil & Gas, Inc. 7.50% due 09/15/20	1,495,010	1,578,500
900,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	934,741	967,500
4,000,000	CCO Holdings LLC 7.375% due 06/01/20	4,321,306	4,405,000
6,958,000	CCO Holdings LLC 8.125% due 04/30/20	7,490,246	7,645,102
6,624,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	6,734,347	7,137,360
2,960,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (c)	3,161,410	3,178,300
1,956,000	Cloud Peak Energy Resources 6.375% due 03/15/24	1,985,920	2,044,020
2,731,000	CommScope, Inc. 8.25% due 01/15/19 (c)	2,897,735	2,969,962
5,634,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22 (c)	5,780,831	5,915,700
10,500,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (c)	10,744,213	10,893,750
3,000,000	EP Energy LLC 9.375% due 05/01/20	3,401,485	3,472,500
375,000	Everest Acquisition LLC 6.875% due 05/01/19	388,990	404,531
1,200,000	Everest Acquisition LLC 7.75% due 09/01/22	1,215,111	1,342,500

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Corporate Bonds — 19.25% — (continued)
$7,140,000	Frontier Communications Corporation 8.50% due 04/15/20	$8,027,902	$8,349,337
5,328,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (c)	5,367,133	5,374,620
2,325,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	2,486,704	2,574,938
1,829,000	Icahn Enterprises L.P. 5.875% due 02/01/22 (c)	1,825,337	1,861,008
5,175,000	Outerwall, Inc. 6.00% due 03/15/19	5,213,310	5,394,937
5,820,000	Parker Drilling Company 7.50% due 08/01/20	5,818,143	6,256,500
1,850,000	PHH Corporation 7.375% due 09/01/19	1,904,784	2,053,500
5,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (c)	5,746,322	5,775,000
3,771,000	Post Holdings, Inc. 7.375% due 02/15/22 (c)	4,015,640	4,044,397
8,185,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (c)	8,215,971	8,103,150
1,693,000	Roundy's Supermarkets, Inc. 10.25% due 12/15/20 (c)	1,679,346	1,828,440
1,500,000	Sprint Communications, Inc. 6.00% due 11/15/22	1,469,067	1,518,750
8,322,000	Sprint Corporation 7.25% due 09/15/21 (c)	8,756,604	9,102,187
2,350,000	STHI Holding Corporation 8.00% due 03/15/18 (c)	2,478,869	2,493,938
2,373,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (c)	2,510,702	2,616,233
8,376,000	Toys R Us Property Company II 8.50% due 12/01/17	8,600,911	8,606,340
Total U.S. Corporate Bonds		158,666,310	163,195,037
International Bonds — 11.48%
International Convertible Bond — 0.09%
Mauritius 0.09%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (b)(d)(e)	743,428	796,000

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Corporate Bonds — 11.39%
Australia 1.57%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(c)	$4,254,153	$4,124,575
8,813,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (c)	9,146,884	9,132,471
		13,401,037	13,257,046
Bermuda 0.77%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	914,389
2,519,000 USD	Aircastle Limited 6.25% due 12/01/19	2,687,171	2,726,818
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,716,943	2,906,906
		6,295,114	6,548,113
Canada 3.74%
8,799,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (c)	8,841,431	9,029,974
6,000,000 USD	New Gold, Inc. 6.25% due 11/15/22 (c)	5,904,646	6,180,000
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (c)	512,470	529,375
7,317,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	7,621,575	7,957,237
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	400,748	432,000
6,788,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	7,155,187	7,585,590
		30,436,057	31,714,176
France 1.95%
6,246,000 USD	Numericable Group SA 6.00% due 05/15/22 (c)	6,336,220	6,402,150
694,000 USD	Numericable Group SA 6.25% due 05/15/24 (c)	694,000	711,350
7,500,000 USD	Rexel SA 5.25% due 06/15/20 (c)	7,544,089	7,762,500
1,550,000 USD	Rexel SA 6.125% due 12/15/19 (c)	1,581,148	1,650,750
		16,155,457	16,526,750
Israel 0.55%
4,376,056 USD	B Communications, Ltd. 7.375% due 02/15/21 (c)	4,505,125	4,649,560

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Corporate Bonds — 11.39% — (continued)
Luxembourg 0.41%
2,038,000 USD	Altice Finco SA 9.875% due 12/15/20 (c)	$2,336,286	$2,344,209
1,097,000 USD	Altice SA 7.75% due 05/15/22 (c)	1,119,555	1,144,994
		3,455,841	3,489,203
Norway 0.19%
1,630,000 USD	Eksportfinans ASA 2.00% due 09/15/15	1,581,965	1,631,630
South Africa 0.55%
4,180,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	4,195,962	4,693,304
Sweden 1.20%
5,170,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (c)	5,445,734	5,557,750
2,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (c)	2,756,996	3,052,169
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	1,335,630	1,526,084
		9,538,360	10,136,003
United Kingdom 0.46%
2,210,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (c)	2,195,920	2,314,975
1,400,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (c)	1,478,366	1,590,750
		3,674,286	3,905,725
Total International Bonds		93,982,632	97,347,510
Total Bonds		252,648,942	260,542,547
Term Loans — 7.55%
Switzerland 0.68%
5,761,000 USD	Virtuoso US LLC 0.00% - 4.75% due 02/11/21 (f)(g)	5,794,273	5,770,016
United States 6.87%
1,153,633 USD	Ameriforge Group, Inc. 5.00% due 12/19/19	1,148,575	1,163,727
1,985,000 USD	Appvion, Inc. 5.75% due 06/28/19	1,967,394	2,003,609
2,041,573 EUR	Axalta Coating Systems U.S. Holdings Inc., Term Loan B 4.25% due 02/01/20	2,751,390	2,854,113
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan due 04/02/21 (f)(g)	6,642,440	6,684,802

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Term Loans — 7.55% — (continued)
United States 6.87% — (continued)
6,593,995 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	$6,609,167	$6,694,553
8,544,200 USD	Fortescue Metals Group 0.00% — 4.25% due 06/30/19 (f)(g)	8,541,285	8,554,368
8,412,196 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	8,343,389	8,360,167
7,675,000 USD	Libbey Glass, Inc., Term Loan B due 03/06/21 (f)(g)	7,673,801	7,657,409
3,033,450 USD	NEP Supershooters L.P. 4.25% due 01/22/20	3,032,321	3,031,933
11,166,622 USD	Roundy's Supermarkets, Inc., Term Loan B 0.00% — 5.75% due 03/03/21 (f)(g)	11,193,787	11,214,583
		57,903,549	58,219,264
Total Term Loans		63,697,822	63,989,280
Commercial Paper — 9.77%
International Commercial Paper — 3.14%
Ireland 1.40%
11,821,000 USD	Ingersoll-Rand Global Holding Company 0.15% due 05/01/14	11,821,000	11,821,000
Japan 1.74%
14,776,000 USD	Hitachi Limited 0.20% due 05/01/14	14,776,000	14,776,000
Total International Commercial Paper		26,597,000	26,597,000
U.S. Commercial Paper — 6.63%
$14,776,000	AON Corporation 0.20% due 05/01/14	14,776,000	14,776,000
3,044,000	Con Edison, Inc. 0.16% due 05/01/14	3,044,000	3,044,000
8,866,000	Intercontinental Exchange Group, Inc. 0.18% due 05/01/14	8,866,000	8,866,000
14,776,000	United Healthcare Company 0.14% due 05/01/14	14,776,000	14,776,000
14,776,000	United Parcel Service, Inc. 0.01% due 05/01/14	14,776,000	14,776,000
Total U.S. Commercial Paper		56,238,000	56,238,000
Total Commercial Paper		82,835,000	82,835,000
Total Investments — 102.03%		$803,217,890	865,121,191
Liabilities in Excess of Other Assets — (2.03)%			(17,207,580)
Net Assets — 100.00%			$847,913,611

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

  (a)  Non-income producing security/commodity.

  (b)  Security is deemed illiquid. At April 30, 2014, the value of these securities amounted to $7,080,575 or 0.84% of net assets.

  (c)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

  (d)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

  (e)  This security is convertible until September 27, 2017.

  (f)  At April 30, 2014, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

  (g)  All or a portion of the security represents unsettled loan positions.

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$71,979,166
Gross unrealized depreciation	(10,075,865)
Net unrealized appreciation	$61,903,301

Abbreviations used in this schedule include:

ADR  — American Depository Receipt

GDR  — Global Depositary Receipt

PCL  — Public Company Limited

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

RSP  — Represents Savings Shares

Currencies

EUR  — Euro

USD   — United States Dollar

See Notes to Financial Statements.

Foreign Currency Exchange Contracts — Sales
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
06/18/14	249,000	British Pound	$406,654	$420,257	$—	$(13,603)
07/16/14	169,000	British Pound	277,820	285,174	—	(7,354)
08/20/14	511,000	British Pound	840,404	862,352	—	(21,948)
09/17/14	109,000	British Pound	181,663	183,831	—	(2,168)
10/15/14	111,000	British Pound	185,860	187,159	—	(1,299)
08/20/14	10,772,000	Euro	14,581,711	14,942,737	—	(361,026)
06/18/14	17,275,000	Euro	23,840,672	23,963,890	—	(123,218)
07/16/14	5,927,000	Euro	8,068,523	8,221,443	—	(152,920)
09/17/14	7,156,000	Euro	9,965,947	9,925,677	40,270	—
10/15/14	8,294,000	Euro	11,488,713	11,503,878	—	(15,165)
08/20/14	270,080,000	Japanese Yen	2,679,254	2,642,738	36,516	—
06/18/14	167,082,000	Japanese Yen	1,631,931	1,634,750	—	(2,819)
07/16/14	85,950,000	Japanese Yen	820,666	841,081	—	(20,415)
09/17/14	112,556,000	Japanese Yen	1,101,148	1,101,882	—	(734)
10/15/14	90,792,000	Japanese Yen	891,726	888,983	2,743	—
			$76,962,692	$77,605,832	$79,529	$(722,669)

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

Foreign Currency Exchange Contracts — Purchases
SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
06/18/14	3,800,000	Euro	$5,223,553	$5,271,362	$47,809	$—
05/13/14	31,371,000	Japanese Yen	301,181	306,872	5,691	—
06/18/14	68,000,000	Japanese Yen	649,087	665,320	16,233	—
			$6,173,821	$6,243,554	$69,733	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	0.49%
Consumer Staples	1.82
Energy	1.75
Financials	2.61
Industrials	1.43
Information Technology	5.76
Materials	0.34
Total U.S. Common Stocks	14.20
International Common Stocks
Consumer Discretionary	2.50
Consumer Staples	6.04
Energy	5.18
Financials	4.56
Health Care	3.91
Industrials	6.29
Information Technology	1.58
Materials	6.92
Telecommunication Services	1.14
Utilities	0.45
Total International Common Stocks	38.57
Closed-End Mutual Fund	0.28
Commodity	0.93

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS — (CONTINUED)	PERCENT OF NET ASSETS
U.S. Corporate Bonds
Consumer Discretionary	3.01%
Consumer Staples	2.47
Energy	5.23
Financials	1.49
Health Care	0.29
Industrials	0.65
Materials	1.27
Telecommunication Services	4.84
Total U.S. Corporate Bonds	19.25
International Convertible Bond
Consumer Staples	0.09
Total International Convertible Bond	0.09
International Corporate Bonds
Consumer Discretionary	0.46
Energy	2.06
Financials	1.45
Industrials	1.11
Information Technology	0.84
Materials	4.51
Telecommunication Services	0.96
Total International Corporate Bonds	11.39
Term Loans	7.55
Commercial Paper
International Commercial Paper	3.14
U.S. Commercial Paper	6.63
Total Commercial Paper	9.77
Total Investments	102.03%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

First Eagle High Yield Fund seeks to provide investors with a high level of current income. To pursue its investment objective the Fund normally invests at least 80% of its net assets in high yield, below investment-grade instruments, or other instruments.

Average Annual Returns^
	ONE-YEAR	FIVE-YEARS	SINCE INCEPTION (11-19-07)
First Eagle High Yield Fund (I Shares)	5.95%	16.34%	11.91%
Barclays Capital U.S. Corporate High Yield Bond Index	6.30	15.72	9.86

Asset Allocation*

Countries**
United States	69.43%
Canada	5.79
Sweden	2.96
Bermuda	2.50
United Kingdom	2.35
Australia	2.13
France	1.72
Cayman Islands	1.36
Luxembourg	1.17
Norway	0.89
Netherlands	0.86
South Africa	0.85
Switzerland	0.82
Israel	0.38
Mauritius	0.16

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocations and Countries percentages are based on total investments in the portfolio.

**  Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

  The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class I Shares do not give effect to the deduction of a maximum sales charge.

The Barclays Capital U.S. Corporate High Yield Bond Index is composed of fixed-rate, publicly issued, non-investment grade debt, is unmanaged, with dividends reinvested, and is not available for purchase. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The index is presented here for comparison purposes only. One cannot invest directly in an index.

Top 10 Holdings*
Bi-Lo LLC (U.S. food-retail company)	1.45%
ACCO Brands Corporation (U.S. office product manufacturer)	1.34
Roundy's Supermarkets, Inc. Term Loan B (U.S. wholesale grocery company)	1.34
Bon-Ton Department Stores, Inc. (U.S. retail store company)	1.26
Offshore Group Investment Limited (Cayman Island energy company)	1.20
Frontier Communications Corporation (U.S. communications services provider)	1.17
Sprint Corporation (U.S. communications services provider)	1.15
CCO Holdings LLC (U.S. communications services provider)	1.14
Nufarm Australia Limited (Australian agriculture chemical company)	1.13
American Achievement Corporation (U.S. award products manufacturer)	1.13
Total	12.31%

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle High Yield Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Bonds — 76.05%
U.S. Convertible Bond — 0.17%
$1,915,000	Headwaters, Inc. 8.75% due 02/01/16 (a)	$1,942,411	$2,076,578
U.S. Corporate Bonds — 53.30%
15,348,000	ACCO Brands Corporation 6.75% due 04/30/20	15,686,402	16,038,660
3,588,000	Air Medical Group Holdings, Inc. 9.25% due 11/01/18	3,724,632	3,892,980
7,063,000	Aleris International, Inc. 7.875% due 11/01/20	7,081,130	7,151,287
12,904,000	American Achievement Corporation 10.875% due 04/15/16 (b)	13,486,218	13,500,810
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,090,813
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,317,841	3,568,923
8,613,000	Antero Resources Finance Corporation 5.375% due 11/01/21 (b)	8,694,857	8,812,176
7,072,000	Appvion, Inc. 9.00% due 06/01/20 (b)(c)	6,971,445	7,204,600
7,126,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (b)	7,572,904	7,767,340
9,922,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21	9,990,176	10,170,050
7,651,000	Atlas Pipeline Partners L.P. 5.875% due 08/01/23	7,356,128	7,593,617
6,363,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	6,620,301	6,808,410
6,238,000	Basic Energy Services, Inc. 7.75% due 02/15/19	6,172,948	6,705,850
4,583,000	Basic Energy Services, Inc. 7.75% due 10/15/22	4,551,437	5,047,029
9,325,000	Bi-Lo LLC 8.625% due 09/15/18 (b)(d)	9,341,081	9,546,469
15,925,000	Bi-Lo LLC 9.25% due 02/15/19 (b)	16,699,140	17,358,250
15,081,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	14,753,199	15,175,256
7,625,000	Carrizo Oil & Gas, Inc. 8.625% due 10/15/18	7,855,894	8,196,875
2,841,000	CCO Holdings LLC 6.625% due 01/31/22	2,915,498	3,071,831

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Corporate Bonds — 53.30% — (continued)
$12,460,000	CCO Holdings LLC 7.375% due 06/01/20	$13,350,284	$13,721,575
9,608,000	CCO Holdings LLC 8.125% due 04/30/20	10,338,802	10,556,790
9,821,000	CEC Entertainment, Inc. 8.00% due 02/15/22 (b)	9,894,194	10,115,630
3,984,000	CenturyLink, Inc. Series 'S' 6.45% due 06/15/21	4,156,704	4,312,680
8,496,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	8,619,969	9,154,440
9,786,000	Citgo Petroleum Corporation 11.50% due 07/01/17 (b)	10,403,235	10,507,717
11,622,000	Claire's Stores, Inc. 9.00% due 03/15/19 (b)	12,303,528	12,144,990
11,532,000	Cleaver-Brooks, Inc. 8.75% due 12/15/19 (b)	11,999,078	12,829,350
3,170,000	Cloud Peak Energy Resources 6.375% due 03/15/24	3,218,184	3,312,650
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22 (b)	6,930,350	7,092,750
11,703,000	Drill Rigs Holdings, Inc. 6.50% due 10/01/17 (b)	11,831,340	12,141,862
9,150,000	DriveTime Automotive Group, Inc. 12.625% due 06/15/17	9,712,043	9,859,125
3,209,000	DuPont Fabros Technology L.P. 5.875% due 09/15/21	3,282,219	3,361,428
10,359,000	Easton-Bell Sports, Inc. 9.75% due 12/01/16	10,773,617	10,903,055
4,000,000	EP Energy LLC 9.375% due 05/01/20	4,041,300	4,630,000
1,075,000	Everest Acquisition LLC 6.875% due 05/01/19	1,093,863	1,159,656
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	3,040,327	3,248,515
11,989,000	Frontier Communications Corporation 8.50% due 04/15/20	13,017,844	14,019,637
9,907,000	GenCorp, Inc. 7.125% due 03/15/21	10,314,561	10,798,630
9,566,000	Harland Clarke Holdings Corp. 6.875% due 03/01/20 (b)	9,635,507	9,649,702
4,167,000	Headwaters, Inc. 7.25% due 01/15/19 (b)	4,237,488	4,406,603

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Corporate Bonds — 53.30% — (continued)
$8,870,000	Headwaters, Inc. 7.625% due 04/01/19	$8,894,208	$9,579,600
3,000,000	Huntington Ingalls Industries, Inc. 6.875% due 03/15/18	3,103,856	3,225,000
6,226,000	Huntington Ingalls Industries, Inc. 7.125% due 03/15/21	6,573,780	6,895,295
3,999,000	Icahn Enterprises L.P. 5.875% due 02/01/22 (b)	3,993,680	4,068,983
3,015,000	Interface, Inc. 7.625% due 12/01/18	3,155,814	3,214,744
3,639,000	JC Penney Corporation, Inc. Series 'A' 6.875% due 10/15/15	3,397,275	3,538,928
11,642,000	Kemet Corporation 10.50% due 05/01/18	11,837,198	12,253,205
7,891,000	Kinder Morgan, Inc. 5.00% due 02/15/21 (b)	7,855,409	7,930,881
5,882,000	Kinder Morgan, Inc. 5.625% due 11/15/23 (b)	5,910,282	5,914,404
3,646,000	Kraton Polymers 6.75% due 03/01/19	3,707,332	3,885,269
5,460,000	L Brands, Inc. 5.625% due 10/15/23	5,497,385	5,719,350
10,726,000	Landry's, Inc. 9.375% due 05/01/20 (b)	11,235,128	11,879,045
10,423,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	10,390,801	10,396,942
4,548,000	Mcron Finance Corporation 8.375% due 05/15/19 (b)	4,605,347	5,036,910
762,000	Milacron LLC 7.75% due 02/15/21 (b)	762,000	838,200
2,842,000	Noranda Aluminum Acquisition Corporation 11.00% due 06/01/19	2,457,952	2,678,585
10,570,000	Outerwall, Inc. 6.00% due 03/15/19	10,545,614	11,019,225
7,972,000	Parker Drilling Company 6.75% due 07/15/22 (b)	8,117,175	8,290,880
1,107,000	Parker Drilling Company 7.50% due 08/01/20	1,110,584	1,190,025
2,000,000	PHH Corporation 6.375% due 08/15/21	1,992,656	2,080,000
6,020,000	PHH Corporation 7.375% due 09/01/19	6,319,127	6,682,200

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Corporate Bonds — 53.30% — (continued)
$6,480,000	Post Holdings, Inc. 6.75% due 12/01/21 (b)	$6,613,365	$6,804,000
11,683,000	Post Holdings, Inc. 7.375% due 02/15/22 (b)	12,263,066	12,530,017
8,356,000	Quality Distribution 9.875% due 11/01/18	8,915,139	9,087,150
6,386,000	Radio Systems Corporation 8.375% due 11/01/19 (b)	6,509,647	7,016,617
11,243,000	Rentech Nitrogen Partners L.P. 6.50% due 04/15/21 (b)	11,318,633	11,130,570
6,240,000	Rex Energy Corporation 8.875% due 12/01/20	6,218,507	6,957,600
12,133,000	ROC Finance 12.125% due 09/01/18 (b)	13,261,991	12,982,310
8,837,000	Roundy's Supermarkets, Inc. 10.25% due 12/15/20 (b)	8,765,793	9,543,960
3,330,000	Samson Investment Company 10.75% due 02/15/20 (b)	3,486,883	3,529,800
7,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22 (b)	7,688,162	8,028,800
5,000,000	Sprint Communications, Inc. 6.00% due 11/15/22	4,911,793	5,062,500
7,250,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,573,673	7,920,625
788,000	Sprint Corporation 7.125% due 06/15/24 (b)	788,000	829,370
12,657,000	Sprint Corporation 7.25% due 09/15/21 (b)	12,823,386	13,843,594
6,982,000	STHI Holding Corporation 8.00% due 03/15/18 (b)	7,334,458	7,409,647
1,787,000	T-Mobile USA, Inc. 6.125% due 01/15/22	1,808,213	1,885,285
1,170,000	T-Mobile USA, Inc. 6.542% due 04/28/20	1,170,000	1,262,138
3,000,000	T-Mobile USA, Inc. 6.633% due 04/28/21	3,092,796	3,251,250
4,680,000	T-Mobile USA, Inc. 6.731% due 04/28/22	4,739,802	5,066,100
9,264,000	Taylor Morrison Communities, Inc. 7.75% due 04/15/20 (b)	9,749,413	10,213,560
4,833,000	Time, Inc. 5.75% due 04/15/22 (b)	4,833,000	4,833,000

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Corporate Bonds — 53.30% — (continued)
$11,834,000	Toys R Us Property Company II 8.50% due 12/01/17	$12,150,652	$12,159,435
9,650,000	United Rentals North America, Inc. 7.375% due 05/15/20	10,202,493	10,735,625
200,000	United Rentals North America, Inc. 7.625% due 04/15/22	200,000	226,000
2,000,000	United Rentals North America, Inc. 8.375% due 09/15/20	2,206,482	2,227,500
Total U.S. Corporate Bonds		617,982,618	639,482,135
International Convertible Bond — 0.17%
Mauritius 0.17%
2,000,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (c)(e)(f)	1,859,160	1,990,000
International Corporate Bonds — 22.41%
Australia 2.14%
9,425,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (b)(c)	9,346,392	8,718,125
3,205,000 USD	Emeco PTY Limited 9.875% due 03/15/19 (b)	3,159,835	3,333,200
13,158,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (b)	13,533,152	13,634,977
		26,039,379	25,686,302
Bermuda 2.52%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,751,809
3,000,000 USD	Aircastle Limited 6.25% due 12/01/19	3,227,421	3,247,500
5,825,000 USD	Aircastle Limited 7.625% due 04/15/20	6,018,764	6,706,031
10,077,000 USD	Santa Maria Offshore Limited 8.875% due 07/03/18 (b)(c)	10,199,153	10,732,005
6,900,000 USD	Viking Cruises, Limited 8.50% due 10/15/22 (b)	7,119,686	7,831,500
		28,272,024	30,268,845
Canada 5.83%
12,241,000 USD	Lightstream Resources Limited 8.625% due 02/01/20 (b)	12,265,736	12,562,326
9,528,000 USD	MEG Energy Corporation 7.00% due 03/31/24 (b)	9,693,900	10,123,500
9,651,000 USD	Mood Media Corporation 9.25% due 10/15/20 (b)	10,062,859	9,047,812

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Corporate Bonds — 22.41% — (continued)
Canada 5.83% — (continued)
5,730,000 USD	New Gold, Inc. 6.25% due 11/15/22 (b)	$5,587,935	$5,901,900
4,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (b)	5,054,921	5,266,223
7,978,000 USD	Northern Blizzard Resources, Inc. 7.25% due 02/01/22 (b)	7,987,628	8,207,368
5,656,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	5,887,127	6,150,900
2,550,000 USD	Thompson Creek Metals Company, Inc. 7.375% due 06/01/18	2,296,415	2,416,125
7,214,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	7,450,595	8,061,645
2,000,000 USD	Thompson Creek Metals Company, Inc. 12.50% due 05/01/19	2,013,022	2,225,000
		68,300,138	69,962,799
Cayman Islands 1.37%
2,000,000 USD	Offshore Group Investment Limited 7.125% due 04/01/23	2,049,117	1,980,000
13,814,000 USD	Offshore Group Investment Limited 7.50% due 11/01/19	14,038,438	14,435,630
		16,087,555	16,415,630
France 1.73%
9,277,000 USD	Numericable Group SA 6.00% due 05/15/22 (b)(g)	9,411,000	9,508,925
1,031,000 USD	Numericable Group SA 6.25% due 05/15/24 (b)(g)	1,031,000	1,056,775
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (b)	4,867,319	5,071,500
4,805,000 USD	Rexel SA 6.125% due 12/15/19 (b)	4,846,540	5,117,325
		20,155,859	20,754,525
Israel 0.39%
4,339,000 USD	B Communications, Ltd. 7.375% due 02/15/21 (b)	4,368,113	4,610,188
Luxembourg 0.45%
3,026,000 USD	Altice Finco SA 9.875% due 12/15/20 (b)	3,468,893	3,480,656
150,000 EUR	Altice SA 7.25% due 05/15/22 (b)(g)	207,248	216,922
1,628,000 USD	Altice SA 7.75% due 05/15/22 (b)(g)	1,661,507	1,699,225
		5,337,648	5,396,803

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Corporate Bonds — 22.41% — (continued)
Netherlands 0.87%
9,979,000 USD	VTR Finance BV 6.875% due 01/15/24 (b)	$10,220,957	$10,423,974
Norway 0.90%
10,755,000 USD	Eksportfinans ASA 2.00% due 09/15/15	10,241,949	10,765,755
South Africa 0.86%
9,202,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	9,237,134	10,332,006
Sweden 2.98%
10,280,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (b)	10,500,918	11,051,000
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (b)	1,378,495	1,526,084
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (e)	1,335,630	1,526,084
12,830,000 USD	Stena AB 7.00% due 02/01/24 (b)	12,958,742	13,022,450
5,470,000 EUR	TVN Finance Corporation III AB 7.375% due 12/15/20 (b)	7,406,645	8,651,233
		33,580,430	35,776,851
United Kingdom 2.37%
10,462,000 USD	EnQuest PLC 7.00% due 04/15/22 (b)	10,525,906	10,717,011
4,400,000 USD	Ineos Finance PLC 8.375% due 02/15/19 (b)	4,541,620	4,862,000
790,000 USD	Jaguar Land Rover PLC 5.625% due 02/01/23 (b)	790,000	827,525
5,550,000 USD	Jaguar Land Rover PLC 8.125% due 05/15/21 (b)	5,700,919	6,306,187
5,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (b)	5,693,278	5,734,744
		27,251,723	28,447,467
Total International Corporate Bonds		259,092,909	268,841,145
Total Bonds		880,877,098	912,389,858
Term Loans — 18.02%
Luxembourg 0.73%
2,898,750 USD	ION Trading Technologies S.a.r.l., First Lien Term Loan 4.50% due 05/22/20	2,885,913	2,896,214

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Term Loans — 18.02% — (continued)
Luxembourg 0.73% — (continued)
5,800,000 USD	ION Trading Technologies S.a.r.l., Second Lien Term Loan 8.25% due 05/22/21	$5,874,385	$5,839,875
		8,760,298	8,736,089
Switzerland 0.82%
9,839,524 USD	Virtuoso US LLC 0.00% - 4.75% due 02/11/21 (h)(i)	9,893,567	9,854,923
United States 16.47%
1,496,251 USD	Ameriforge Group, Inc., First Lien Term Loan 5.00% due 12/19/19	1,489,603	1,509,343
7,230,000 USD	Ameriforge Group, Inc., Second Lien Term Loan 8.75% due 12/18/20	7,362,426	7,410,750
5,831,930 USD	Appvion, Inc. 5.75% due 06/28/19	5,780,203	5,886,604
9,079,290 USD	Atkins Nutritionals, Inc., First Lien Term Loan 6.25% due 01/02/19 (c)	9,019,777	9,147,385
1,528,000 USD	Atkins Nutritionals, Inc., Second Lien Term Loan 9.75% due 04/03/19 (c)	1,501,600	1,547,100
7,340,530 EUR	Axalta Coating Systems U.S. Holdings Inc., Term Loan B 4.25% due 02/01/20	9,892,678	10,262,041
1,568,070 USD	BJ's Wholesale Club, Inc., First Lien Term Loan 4.50% due 09/26/19	1,560,744	1,568,635
3,930,000 USD	BJ's Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	3,911,337	4,027,759
10,402,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan due 04/02/21 (h)(i)	10,193,960	10,258,972
11,475,683 USD	Caraustar Industry, Inc. 7.50% due 05/01/19	11,582,244	11,650,687
7,343,000 USD	CBAC Borrower, LLC, Term Loan B 8.25% due 07/02/20 (c)	7,534,468	7,655,077
8,408,565 USD	Fortescue Metals Group 4.25% due 06/30/19	8,367,884	8,418,571
9,938,000 USD	Hostess Brands, Inc. 6.75% due 04/09/20	10,077,311	10,335,520
12,030,616 USD	JC Penney Corporation, Inc. 6.00% due 05/21/18	12,116,749	11,956,207

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Term Loans — 18.02% — (continued)
United States 16.47% — (continued)
4,701,091 USD	Mirror Bidco Corporation 4.25% due 12/28/19	$4,703,920	$4,695,215
8,446,230 USD	NEP Supershooters L.P., Incremental Term Loan 4.25% due 01/22/20	8,448,335	8,442,007
2,890,857 USD	NEP Supershooters L.P., Second Lien Term Loan 9.50% due 07/22/20	2,984,478	2,970,356
9,236,000 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21	9,200,017	9,220,576
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22	1,190,062	1,214,020
6,274,470 USD	ROC Finance 5.00% due 06/20/19	6,050,284	6,101,922
15,956,394 USD	Roundy's Supermarkets, Inc., Term Loan B 5.75% due 03/03/21	15,968,616	16,024,926
9,883,659 USD	Supervalu Inc., Refi Term Loan B 4.50% due 03/21/19	9,882,851	9,868,981
2,288,500 USD	Toys R Us Property Company I, Term Loan B 6.00% due 08/21/19	2,267,810	2,214,124
10,792,790 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19	10,271,611	10,328,700
11,199,720 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20 (c)	11,006,572	11,246,367
7,075,968 USD	Wilton Brands LLC 7.50% - 8.50% due 08/30/18	6,995,267	6,785,853
6,876,445 USD	Zest Anchors LLC 6.50% due 08/16/20 (c)	6,749,620	6,893,636
		196,110,427	197,641,334
Total Term Loans		214,764,292	216,232,346
Commercial Paper — 6.68%
International Commercial Paper — 2.15%
Ireland 0.96%
11,433,000 USD	Ingersoll-Rand Global Holding Company 0.15% due 05/01/14	11,433,000	11,433,000

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

PRINCIPAL	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
International Commercial Paper — 2.15% — (continued)
Japan 1.19%
14,291,000 USD	Hitachi Limited 0.20% due 05/01/14	$14,291,000	$14,291,000
Total International Commercial Paper		25,724,000	25,724,000
U.S. Commercial Paper — 4.53%
$14,291,000	AON Corporation 0.20% due 05/01/14	14,291,000	14,291,000
2,944,000	Con Edison, Inc. 0.16% due 05/01/14	2,944,000	2,944,000
8,574,000	Intercontinental Exchange Group, Inc. 0.18% due 05/01/14	8,574,000	8,574,000
14,291,000	United Healthcare Company 0.14% due 05/01/14	14,291,000	14,291,000
14,291,000	United Parcel Service, Inc. 0.01% due 05/01/14	14,291,000	14,291,000
Total U.S. Commercial Paper		54,391,000	54,391,000
Total Commercial Paper		80,115,000	80,115,000
Total Investments — 100.75%		$1,175,756,390	1,208,737,204
Liabilities in Excess of Other Assets — (0.75)%			(8,948,276)
Net Assets — 100.00%			$1,199,788,928
  (a)  This security is convertible until January 27, 2016.

  (b)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

  (c)  Security is deemed illiquid. At April 30, 2014, the value of these securities amounted to $65,134,295 or 5.43% of net assets.

  (d)  Payment-in-kind security.

  (e)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

  (f)  This security is convertible until September 27, 2017.

  (g)  When-Issued security.

  (h)  All or a portion of the security represents unsettled loan positions.

  (i)  At April 30, 2014, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,859,348
Gross unrealized depreciation	(2,878,534)
Net unrealized appreciation	$32,980,814

Abbreviations used in this schedule include:

PLC  — Public Limited Company

Currencies

EUR  — Euro

USD  — United States Dollar

Foreign Currency Exchange Contracts — Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
06/18/14	31,287,000	Euro	$43,186,072	$43,401,344	$—	$(215,272)

Foreign Currency Exchange Contracts — Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT APRIL 30, 2014	UNREALIZED APPRECIATION AT APRIL 30, 2014	UNREALIZED DEPRECIATION AT APRIL 30, 2014
06/18/14	15,897,000	Euro	$21,851,440	$22,052,327	$200,887	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Convertible Bond
Industrials	0.17%
Total U.S. Convertible Bond	0.17
U.S. Corporate Bonds
Consumer Discretionary	13.35
Consumer Staples	5.58
Energy	10.50
Financials	3.42
Health Care	0.62
Industrials	7.00
Materials	3.47
Telecommunication Services	9.36
Total U.S. Corporate Bonds	53.30

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS — (CONTINUED)	PERCENT OF NET ASSETS
International Convertible Bond
Consumer Staples	0.17%
Total International Convertible Bond	0.17
International Corporate Bonds
Consumer Discretionary	1.25
Energy	6.23
Financials	2.61
Industrials	1.13
Information Technology	0.88
Materials	5.56
Telecommunication Services	3.67
Utilities	1.08
Total International Corporate Bonds	22.41
Term Loans	18.02
Commercial Paper
International Commercial Paper	2.15
U.S. Commercial Paper	4.53
Total Commercial Paper	6.68
Total Investments	100.75%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Overview | Data as of April 30, 2014 (unaudited)

INVESTMENT OBJECTIVE

The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and to a lesser extend in debt and foreign equity securities. The fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns
	ONE-YEAR	FIVE-YEARS	TEN-YEARS
First Eagle Fund of America (Y Shares)	23.50%	19.69%	10.34%
Standard & Poor's 500 Index	20.44	19.14	7.67

Asset Allocation*

Sector/Industry**
Materials	25.81%
Information Technology	21.07
Health Care	16.63
Consumer Discretionary	14.26
Industrials	13.14
Energy	6.29
Exchange Traded Fund	0.19

*  Asset Allocations and Sector/Industry percentages are based on total investments in the portfolio.

**  Sector/Industry allocation exclude short term investments and options positions.

  The Fund's portfolio composition is subject to change at any time.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund of America

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The Fund's average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses.

The average annual returns for Class Y Shares do not give effect to the deduction of a maximum sales charge.

The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market.

Top 10 Holdings*
Eastman Chemical Company (chemicals company)	5.36%
Hewlett-Packard Company (software developer)	5.24
Seagate Technology PLC (hard disk drive manufacturer)	4.83
Pitney Bowes, Inc. (mailstream solutions company)	4.82
Pfizer, Inc. (biopharmaceutical company)	4.70
Wyndham Worldwide Corporation (hotel and resorts)	4.61
Occidental Petroleum Corporation (oil and gas production and exploration)	4.35
Avis Budget Group, Inc. (automobile and truck rental services)	4.34
Valeant Pharmaceuticals International, Inc. (pharmaceuticals company)	4.18
Rockwood Holdings, Inc. (chemicals and materials manufacturer)	4.09
Total	46.52%

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded. Percentages are based on total net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Fund of America

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
Common Stocks — 98.35%
U.S. Common Stocks — 92.46%
Consumer Discretionary 14.46%
1,909,500	Wyndham Worldwide Corporation (a)	$64,410,968	$136,223,730
1,130,200	Viacom, Inc., Class 'B' (a)	60,574,109	96,044,396
1,707,030	Lowe's Companies, Inc. (a)	74,485,691	78,369,747
141,050	AutoZone, Inc. (a)(b)	62,039,849	75,305,185
840,740	SeaWorld Entertainment, Inc.	25,533,754	25,272,644
214,200	Starwood Hotels & Resorts Worldwide, Inc. (a)	17,314,887	16,418,430
		304,359,258	427,634,132
Energy 6.38%
1,342,660	Occidental Petroleum Corporation (a)	120,875,196	128,559,695
993,160	Dresser-Rand Group, Inc. (b)	44,155,675	60,026,590
		165,030,871	188,586,285
Health Care 16.65%
4,446,521	Pfizer, Inc. (a)	97,007,234	139,087,177
924,502	Valeant Pharmaceuticals International, Inc. (a)(b)	16,154,629	123,615,163
736,230	Forest Laboratories, Inc. (a)(b)	32,755,385	67,666,899
846,300	Omnicare, Inc. (a)	20,706,927	50,160,201
1,428,900	Health Net, Inc. (b)	36,743,611	49,054,137
1,595,520	Theravance, Inc. (a)(b)	50,662,983	42,951,398
1,433,780	Halozyme Therapeutics, Inc. (a)(b)	18,513,814	10,681,661
214,026	Myriad Genetics, Inc. (a)(b)	5,569,395	9,034,038
		278,113,978	492,250,674
Industrials 11.22%
5,313,705	Pitney Bowes, Inc. (a)	84,803,234	142,407,294
2,439,090	Avis Budget Group, Inc. (a)(b)	65,196,462	128,271,743
1,934,450	Hertz Global Holdings, Inc. (a)(b)	50,768,669	55,073,792
162,000	Delta Air Lines, Inc. (a)	5,810,940	5,966,460
		206,579,305	331,719,289
Information Technology 21.37%
4,682,100	Hewlett-Packard Company (a)	95,398,508	154,790,226
2,715,520	Seagate Technology PLC (a)	74,313,726	142,782,042
2,291,290	AOL, Inc. (a)(b)	64,142,964	98,090,125
1,045,500	SanDisk Corporation (a)	70,021,201	88,836,135
1,226,930	Motorola Solutions, Inc. (a)	64,145,674	78,008,209

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

SHARES	DESCRIPTION	COST (NOTE 1)	VALUE (NOTE 1)
U.S. Common Stocks — 92.46% — (continued)
Information Technology 21.37% — (continued)
1,609,500	Lexmark International, Inc., Class 'A' (a)	$60,539,277	$69,208,500
		428,561,350	631,715,237
Materials 22.38%
1,817,900	Eastman Chemical Company (a)	60,387,147	158,466,343
1,700,870	Rockwood Holdings, Inc. (a)	82,470,547	120,846,813
1,282,700	WR Grace & Company (a)(b)	79,149,569	118,136,670
3,354,505	Sealed Air Corporation (a)	90,981,980	115,093,067
1,130,805	FMC Corporation (a)	63,474,182	87,071,985
851,050	Valspar Corporation (a)	22,407,329	62,160,692
		398,870,754	661,775,570
Total U.S. Common Stocks		1,781,515,516	2,733,681,187
International Common Stocks — 5.89%
Netherlands 3.79%
1,210,200	LyondellBasell Industries NV, Class 'A' (a)	85,634,674	111,943,500
Switzerland 2.10%
1,520,950	Tyco International Limited (a)	35,341,477	62,206,855
Total International Common Stocks		120,976,151	174,150,355
Total Common Stocks		1,902,491,667	2,907,831,542
Exchange Traded Fund — 0.19%
45,180	SPDR Gold Trust (b)	6,700,707	5,612,260
Investment Company — 2.64%
78,187,384	State Street Institutional U.S. Government Money Market Fund, Institutional Class	78,187,384	78,187,384
PRINCIPAL
Bond — 0.21%
U.S. Convertible Bond 0.21%
$2,730,000	Omnicare, Inc. 3.75% due 12/15/25 (c)	2,730,000	6,181,744
Total Investment Portfolio Excluding Options Written — 101.39% (Cost: $1,990,109,758)			$2,997,812,930

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund of America

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE (NOTE 1)
Covered Call Options Written — (1.27)%
2,250	AOL, Inc.	$43.00	July 2014	$(627,750)
337	AOL, Inc.	44.00	July 2014	(88,462)
323	AOL, Inc.	45.00	July 2014	(72,675)
106	AutoZone, Inc.	530.00	June 2014	(171,084)
551	AutoZone, Inc.	540.00	June 2014	(672,220)
1,001	Avis Budget Group, Inc.	48.00	August 2014	(685,685)
2,750	Avis Budget Group, Inc.	49.00	August 2014	(1,705,000)
1,000	Avis Budget Group, Inc.	50.00	August 2014	(560,000)
4,882	Avis Budget Group, Inc.	52.50	August 2014	(2,050,440)
1,220	Avis Budget Group, Inc.	55.00	August 2014	(378,200)
1,620	Delta Air Lines, Inc.	37.00	June 2014	(277,020)
740	Eastman Chemical Company	87.50	September 2014	(288,600)
587	FMC Corporation	70.00	May 2014	(413,835)
551	Forest Laboratories, Inc.	90.00	June 2014	(247,950)
2,394	Halozyme Therapeutics, Inc.	8.00	May 2014	(59,850)
1,018	Halozyme Therapeutics, Inc.	15.00	June 2014	(15,270)
2,645	Halozyme Therapeutics, Inc.	16.00	June 2014	(26,450)
2,499	Hertz Global Holdings, Inc.	27.00	June 2014	(587,265)
6,485	Hertz Global Holdings, Inc.	28.00	June 2014	(940,325)
1,094	Hertz Global Holdings, Inc.	29.00	September 2014	(232,475)
3,980	Hewlett-Packard Company	32.00	August 2014	(991,020)
464	Hewlett-Packard Company	33.00	June 2014	(70,992)
3,500	Hewlett-Packard Company	33.00	August 2014	(679,000)
1,969	Hewlett-Packard Company	34.00	August 2014	(293,381)
2,117	Lexmark International, Inc., Class 'A'	42.00	June 2014	(407,523)
1,748	Lexmark International, Inc., Class 'A'	42.00	July 2014	(393,300)
1,036	Lexmark International, Inc., Class 'A'	43.00	June 2014	(155,400)
2,713	Lexmark International, Inc., Class 'A'	43.00	July 2014	(474,775)
2,499	Lexmark International, Inc., Class 'A'	44.00	July 2014	(312,375)
435	Lowe's Companies, Inc.	47.00	July 2014	(58,725)
305	Lowe's Companies, Inc.	48.00	July 2014	(29,585)
3,272	LyondellBasell Industries NV, Class 'A'	90.00	June 2014	(1,344,792)
4,248	LyondellBasell Industries NV, Class 'A'	92.50	June 2014	(1,146,960)
160	LyondellBasell Industries NV, Class 'A'	95.00	September 2014	(54,400)
758	Motorola Solutions, Inc.	65.00	July 2014	(106,120)
1,149	Myriad Genetics, Inc.	28.00	May 2014	(1,539,660)
750	Myriad Genetics, Inc.	33.00	May 2014	(626,250)

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE (NOTE 1)
Covered Call Options Written — (1.27)% — (continued)
217	Myriad Genetics, Inc.	$37.00	May 2014	$(105,245)
267	Occidental Petroleum Corporation	90.00	May 2014	(160,867)
213	Occidental Petroleum Corporation	97.50	August 2014	(66,030)
18	Omnicare, Inc.	60.00	June 2014	(2,070)
2,236	Pfizer, Inc.	31.00	June 2014	(239,252)
590	Pitney Bowes, Inc.	25.00	June 2014	(123,900)
16,357	Pitney Bowes, Inc.	26.00	July 2014	(2,453,550)
10,664	Pitney Bowes, Inc.	27.00	July 2014	(1,066,400)
722	Rockwood Holdings, Inc.	70.00	May 2014	(184,110)
376	Rockwood Holdings, Inc.	70.00	August 2014	(191,760)
1,923	Rockwood Holdings, Inc.	75.00	August 2014	(533,633)
1,570	Rockwood Holdings, Inc.	77.50	August 2014	(314,000)
4,127	SanDisk Corporation	77.50	July 2014	(3,786,523)
1,221	SanDisk Corporation	85.00	July 2014	(536,019)
592	Seagate Technology PLC	50.00	June 2014	(177,600)
1,534	Seagate Technology PLC	52.50	June 2014	(269,984)
100	Seagate Technology PLC	52.50	July 2014	(22,600)
280	Seagate Technology PLC	55.00	July 2014	(56,280)
190	Sealed Air Corporation	32.00	July 2014	(54,625)
576	Sealed Air Corporation	33.00	July 2014	(120,960)
1,046	Sealed Air Corporation	34.00	July 2014	(156,900)
30	Starwood Hotels & Resorts Worldwide, Inc.	75.00	June 2014	(9,450)
86	Starwood Hotels & Resorts Worldwide, Inc.	79.35	August 2014	(19,221)
363	Theravance, Inc.	35.00	June 2014	(9,075)
1,125	Tyco International Limited	41.00	July 2014	(157,500)
629	Tyco International Limited	42.00	July 2014	(60,069)
1,000	Valeant Pharmaceuticals International, Inc.	135.00	July 2014	(805,000)
2,207	Valeant Pharmaceuticals International, Inc.	135.00	October 2014	(2,979,450)
110	Valeant Pharmaceuticals International, Inc.	140.00	June 2014	(48,950)
2,500	Valeant Pharmaceuticals International, Inc.	140.00	July 2014	(1,575,000)
2,100	Valeant Pharmaceuticals International, Inc.	145.00	July 2014	(966,000)
574	Valspar Corporation	70.00	July 2014	(264,040)
1,519	Viacom, Inc., Class 'B'	87.50	September 2014	(470,890)

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund of America

CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	VALUE (NOTE 1)
Covered Call Options Written — (1.27)% — (continued)
1,000	WR Grace & Company	$95.00	June 2014	$(185,000)
473	WR Grace & Company	95.00	September 2014	(198,660)
619	WR Grace & Company	97.50	September 2014	(187,248)
277	Wyndham Worldwide Corporation	70.00	August 2014	(108,030)
404	Wyndham Worldwide Corporation	75.00	August 2014	(62,620)
Total Covered Call Options Written (Premiums Received: $41,672,093)				(37,513,325)
Total Investments — 100.12% (Cost: $1,948,437,665)				2,960,299,605
Liabilities in Excess of Other Assets — (0.12)%				(3,665,584)
Net Assets — 100.00%				$2,956,634,021

  (a)  At April 30, 2014, all or a portion of this security was segregated to cover collateral requirement for options.

  (b)  Non-income producing security/commodity.

  (c)  This security is convertible until December 15, 2025.

At April 30, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,035,772,265
Gross unrealized depreciation	(23,910,325)
Net unrealized appreciation	$1,011,861,940

Abbreviations used in this schedule include:

PLC  — Public Limited Company
SPDR  — Standard & Poor's Depository Receipts

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Schedule of Investments | Six-Month Period Ended April 30, 2014 (unaudited)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
U.S. Common Stocks
Consumer Discretionary	14.46%
Energy	6.38
Health Care	16.65
Industrials	11.22
Information Technology	21.37
Materials	22.38
Total U.S. Common Stocks	92.46
International Common Stocks
Industrials	2.10
Materials	3.79
Total International Common Stocks	5.89
Exchange Traded Fund	0.19
Investment Company	2.64
U.S. Convertible Bond
Health Care	0.21
Total U.S. Convertible Bond	0.21
Covered Call Options Written	(1.27)
Total Investments	100.12%

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statement of Assets and Liabilities

	FIRST EAGLE GLOBAL FUND*	FIRST EAGLE OVERSEAS FUND*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$35,240,390,128	$10,777,244,381
Affiliated issuers	1,671,179,838	411,598,207
Gold bullion	1,786,987,800	408,990,988
Foreign currency	—	16,295
Total Investments, at Cost	38,698,557,766	11,597,849,871
Investments, at Value (Note 1)
Unaffiliated issuers	44,766,583,228	13,642,036,395
Affiliated issuers	2,546,962,263	580,819,481
Gold bullion	2,399,117,206	721,559,668
Foreign currency	—	16,357
Total Investments, at Value	49,712,662,697	14,944,431,901
Cash	1,645,635	1,110,313
Receivable for forward currency contracts held, at value (Note 1)	19,317,575	9,714,086
Receivable for investment securities sold	28,038,997	2,136,434
Receivable for Fund shares sold	106,804,554	32,882,726
Accrued interest and dividends receivable	119,953,815	60,808,027
Investment for trustee deferred compensation plan (Note 2)	2,313,254	2,109,344
Other assets	340,948	141,530
Total Assets	49,991,077,475	15,053,334,361
Liabilities
Option contracts written, at value (premiums received $0, $0, $121,808 and $0, respectively) (Note 1)	—	—
Payable for Fund shares redeemed	54,445,951	31,454,403
Payable for investment securities purchased	66,237,069	7,849,388
Payable for forward currency contracts held, at value (Note 1)	37,583,759	21,334,342
Investment advisory fees payable (Note 2)	30,449,711	9,168,033
Distribution fees payable (Note 3)	11,629,676	1,936,407
Services fees payable (Note 3)	2,514,298	238,261
Trustee deferred compensation plan (Note 2)	2,313,254	2,109,344
Administrative fees payable (Note 2)	444,806	143,825
Trustee fees payable	68,806	24,824
Accrued expenses and other liabilities	20,765,194	8,589,072
Total Liabilities	226,452,524	82,847,899
Net Assets	$49,764,624,951	$14,970,486,462

  *  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

April 30, 2014 (unaudited)

	FIRST EAGLE U.S. VALUE FUND*	FIRST EAGLE GOLD FUND*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$2,252,631,043	$1,344,198,197
Affiliated issuers	66,012,676	—
Gold bullion	142,974,103	129,045,676
Foreign currency	32	124
Total Investments, at Cost	2,461,617,854	1,473,243,997
Investments, at Value (Note 1)
Unaffiliated issuers	2,954,161,764	1,097,896,282
Affiliated issuers	65,159,744	—
Gold bullion	154,710,227	253,654,900
Foreign currency	32	124
Total Investments, at Value	3,174,031,767	1,351,551,306
Cash	18,195	10,894
Receivable for forward currency contracts held, at value (Note 1)	—	—
Receivable for investment securities sold	5,241,648	—
Receivable for Fund shares sold	2,751,528	2,798,680
Accrued interest and dividends receivable	2,849,384	1,493,471
Investment for trustee deferred compensation plan (Note 2)	1,463,211	160,049
Other assets	71,356	60,203
Total Assets	3,186,427,089	1,356,074,603
Liabilities
Option contracts written, at value (premiums received $0, $0, $121,808 and $0, respectively) (Note 1)	172,500	—
Payable for Fund shares redeemed	4,032,901	1,658,335
Payable for investment securities purchased	5,955,910	—
Payable for forward currency contracts held, at value (Note 1)	—	—
Investment advisory fees payable (Note 2)	1,952,053	828,736
Distribution fees payable (Note 3)	732,285	286,514
Services fees payable (Note 3)	148,573	50,117
Trustee deferred compensation plan (Note 2)	1,463,211	160,049
Administrative fees payable (Note 2)	42,489	6,685
Trustee fees payable	6,395	613
Accrued expenses and other liabilities	1,198,038	1,049,898
Total Liabilities	15,704,355	4,040,947
Net Assets	$3,170,722,734	$1,352,033,656

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statement of Assets and Liabilities (continued)

	FIRST EAGLE GLOBAL FUND*	FIRST EAGLE OVERSEAS FUND*
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$906,660	$620,278
Capital surplus	38,294,181,434	11,858,081,193
Net unrealized appreciation (depreciation) on:
Investments (net of $11,212,250, $4,739,792, $0 and $0 deferred capital gain country tax, respectively)	11,002,892,681	3,341,842,176
Foreign currency and forward contract related translation	(16,941,838)	(10,965,303)
Written options	—	—
Undistributed net realized gains (losses) on investments	951,232,719	226,248,034
Undistributed net investment income (loss)	(467,646,705)	(445,339,916)
Net Assets	$49,764,624,951	$14,970,486,462
Class A
Net assets	$20,021,398,748	$5,974,526,449
Shares outstanding	363,473,143	249,229,346
Net asset value per share and redemption proceeds per share	$55.08	$23.97
Offering price per share (NAV per share plus maximum sales charge)	$57.98[1]	$25.23[1]
Class C
Net assets	$12,325,380,470	$1,162,675,642
Shares outstanding	228,460,686	49,967,564
Net asset value per share	$53.95	$23.27
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)[2]	$53.41	$23.04
Class I
Net assets	$17,417,845,733	$7,833,284,371
Shares outstanding	314,726,250	321,080,813
Net asset value per share and redemption proceeds per share	$55.34	$24.40

  *  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  1  The maximum sales charge is 5.00% for Class A shares. Classes C, I and Y have no front-end sales charges.

  2  The maximum CDSC (Contingent Deferred Sales Charge) is 1.00% for Class C shares, which is charged on the lesser of the offering price or the net asset value at the time of sale by shareholder. This pertains to investments of one year or less.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

April 30, 2014 (unaudited)

	FIRST EAGLE U.S. VALUE FUND*	FIRST EAGLE GOLD FUND*
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$154,167	$80,089
Capital surplus	2,329,271,534	1,633,785,905
Net unrealized appreciation (depreciation) on:
Investments (net of $11,212,250, $4,739,792, $0 and $0 deferred capital gain country tax, respectively)	712,413,914	(121,692,691)
Foreign currency and forward contract related translation	—	—
Written options	(50,692)	—
Undistributed net realized gains (losses) on investments	119,901,752	(55,562,255)
Undistributed net investment income (loss)	9,032,059	(104,577,392)
Net Assets	$3,170,722,734	$1,352,033,656
Class A
Net assets	$1,394,744,730	$669,177,363
Shares outstanding	67,919,811	39,506,280
Net asset value per share and redemption proceeds per share	$20.54	$16.94
Offering price per share (NAV per share plus maximum sales charge)	$21.62[1]	$17.83[1]
Class C
Net assets	$724,522,773	$244,248,033
Shares outstanding	35,691,859	15,056,245
Net asset value per share	$20.30	$16.22
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)[2]	$20.10	$16.06
Class I
Net assets	$1,051,455,231	$438,608,260
Shares outstanding	50,555,382	25,526,255
Net asset value per share and redemption proceeds per share	$20.80	$17.18

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statement of Assets and Liabilities (continued)

	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH YIELD FUND
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$794,906,157	$1,175,756,390
Gold bullion	8,311,733	—
Foreign currency	626	311,462
Total Investments, at Cost	803,218,516	1,176,067,852
Investments, at Value (Note 1)
Unaffiliated issuers	857,240,585	1,208,737,204
Gold bullion	7,880,606	—
Foreign currency	629	312,014
Total Investments, at Value	865,121,820	1,209,049,218
Cash	29,663	95,242
Restricted cash**	—	—
Receivable for forward currency contracts held, at value (Note 1)	149,262	200,887
Receivable for investment securities sold	82,382	4,975,239
Receivable for premiums for written options	—	—
Receivable for Fund shares sold	25,476,968	4,185,601
Accrued interest and dividends receivable	6,518,525	18,201,152
Investment for trustee deferred compensation plan (Note 2)	86,594	165,439
Other assets	50,056	47,692
Total Assets	897,515,270	1,236,920,470
Liabilities
Option contracts written, at value (premiums received $0, $0 and $41,672,093, respectively) (Note 1)	—	—
Payable for Fund shares redeemed	792,469	2,049,233
Payable for investment securities purchased	44,654,585	31,977,747
Payable for forward currency contracts held, at value (Note 1)	722,669	215,272
Payable for dividends to shareholders	2,192,185	1,484,031
Investment advisory fees payable (Note 2)	527,987	686,945
Distribution fees payable (Note 3)	210,935	189,975
Services fees payable (Note 3)	46,423	37,123
Trustee deferred compensation plan (Note 2)	86,594	165,439
Administrative fees payable (Note 2)	32,604	7,817
Trustee fees payable	720	1,530
Accrued expenses and other liabilities	334,488	316,430
Total Liabilities	49,601,659	37,131,542
Net Assets	$847,913,611	$1,199,788,928

  **  The amount of $5,994,000 represents restricted cash used as collateral for covered call options.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

April 30, 2014 (unaudited)

FIRST EAGLE FUND OF AMERICA
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,990,109,758
Gold bullion	—
Foreign currency	—
Total Investments, at Cost	1,990,109,758
Investments, at Value (Note 1)
Unaffiliated issuers	2,997,812,930
Gold bullion	—
Foreign currency	—
Total Investments, at Value	2,997,812,930
Cash	217,577
Restricted cash**	5,994,000
Receivable for forward currency contracts held, at value (Note 1)	—
Receivable for investment securities sold	517,896
Receivable for premiums for written options	360,773
Receivable for Fund shares sold	11,213,334
Accrued interest and dividends receivable	1,455,651
Investment for trustee deferred compensation plan (Note 2)	1,860,201
Other assets	59,762
Total Assets	3,019,492,124
Liabilities
Option contracts written, at value (premiums received $0, $0 and $41,672,093, respectively) (Note 1)	37,513,325
Payable for Fund shares redeemed	4,692,603
Payable for investment securities purchased	14,865,565
Payable for forward currency contracts held, at value (Note 1)	—
Payable for dividends to shareholders	—
Investment advisory fees payable (Note 2)	2,325,217
Distribution fees payable (Note 3)	700,353
Services fees payable (Note 3)	114,011
Trustee deferred compensation plan (Note 2)	1,860,201
Administrative fees payable (Note 2)	20,755
Trustee fees payable	1,989
Accrued expenses and other liabilities	764,084
Total Liabilities	62,858,103
Net Assets	$2,956,634,021

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statement of Assets and Liabilities (continued)

	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH YIELD FUND
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$71,904	$117,028
Capital surplus	783,643,089	1,159,718,564
Net unrealized appreciation (depreciation) on:
Investments	61,903,301	32,980,814
Foreign currency and forward contract related translation	(545,649)	(10,195)
Written options	—	—
Undistributed net realized gains on investments	3,604,765	7,065,519
Undistributed net investment loss	(763,799)	(82,802)
Net Assets	$847,913,611	$1,199,788,928
Class A
Net assets	$363,354,649	$384,263,239
Shares outstanding	30,769,511	37,475,874
Net asset value per share and redemption proceeds per share	$11.81	$10.25
Offering price per share (NAV per share plus maximum sales charge)	$12.43[1]	$10.73[2]
Class C
Net assets	$238,467,624	$182,800,291
Shares outstanding	20,247,382	17,846,480
Net asset value per share	$11.78	$10.24
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)[3]	$11.66	$10.14
Class I
Net assets	$246,091,338	$632,725,398
Shares outstanding	20,886,745	61,705,994
Net asset value per share and redemption proceeds per share	$11.78	$10.25
Class Y
Net assets	—	—
Shares outstanding	—	—
Net asset value per share and redemption proceeds per share	—	—

  1  The maximum sales charge is 5.00% for Class A shares. Classes C, I and Y have no front-end sales charges.

  2  The maximum sales charge is 4.50% for Class A shares. Classes C, I and Y have no front-end sales charges.

  3  The maximum CDSC (Contingent Deferred Sales Charge) is 1.00% for Class C shares, which is charged on the lesser of the offering price or the net asset value at the time of sale by shareholder. This pertains to investments of one year or less.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

April 30, 2014 (unaudited)

FIRST EAGLE FUND OF AMERICA
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$80,537
Capital surplus	1,944,844,631
Net unrealized appreciation (depreciation) on:
Investments	1,007,703,172
Foreign currency and forward contract related translation	—
Written options	4,158,768
Undistributed net realized gains on investments	1,151,713
Undistributed net investment loss	(1,304,800)
Net Assets	$2,956,634,021
Class A
Net assets	$1,234,464,563
Shares outstanding	32,840,706
Net asset value per share and redemption proceeds per share	$37.59
Offering price per share (NAV per share plus maximum sales charge)	$39.57[1]
Class C
Net assets	$564,590,913
Shares outstanding	17,501,547
Net asset value per share	$32.26
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)[3]	$31.94
Class I
Net assets	$626,652,219
Shares outstanding	16,346,652
Net asset value per share and redemption proceeds per share	$38.34
Class Y
Net assets	$530,926,326
Shares outstanding	13,848,149
Net asset value per share and redemption proceeds per share	$38.34

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statement of Operations

	FIRST EAGLE GLOBAL FUND*	FIRST EAGLE OVERSEAS FUND*
Investment Income
Interest	$10,403,143	$7,773,641
Dividends from: (net of $25,588,547, $13,866,464, $453,364 and $414,915 foreign taxes withheld, respectively)
Unaffiliated issuers	335,458,271	105,107,902
Affiliated issuers	39,250,742	2,768,274
Other Income	9	69
Total Income	385,112,165	115,649,886
Expenses
Investment advisory fees (Note 2)	177,122,616	53,891,104
Administrative costs (Note 2)	2,117,615	658,357
Distribution fees (Note 3)
Class A	24,052,781	7,300,118
Class C	43,947,741	4,215,928
Class Y	—	—
Service fees - Class C (Note 3)	14,649,247	1,405,310
Shareholder servicing agent fees	19,715,223	7,071,494
Custodian and accounting fees	2,458,755	1,214,825
Professional fees	351,636	164,911
Shareholder reporting fees	1,691,456	703,190
Trustees' fees	442,723	141,753
Registration and filing fees	615,684	205,783
Other Expenses	291,073	113,233
Total Expenses	287,456,550	77,086,006
Expense reductions due to earnings credits (Note 1)	(1,683)	(526)
Net Expenses	287,454,867	77,085,480
Net Investment Income (Loss) (Note 1)	97,657,298	38,564,406
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	842,327,632	198,684,060
Investment transactions of affiliated issuers	52,166,586	(1,079,725)
Commodity related transactions	—	—
Foreign currency and forward contract related transactions	45,226,013	19,207,746
Payment from affiliates	65,047	—
Written options	373,861	—
	940,159,139	216,812,081
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of decrease in deferred capital gain country tax accruals of $2,121,938, $989,326, $0, and $0, respectively)	1,240,322,376	367,083,245
Foreign currency and forward contract related translation	24,291,464	14,661,127
Written options	(322,861)	—
	1,264,290,979	381,744,372
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	2,204,450,118	598,556,453
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,302,107,416	$637,120,859

  *  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Six Months Ended April 30, 2014 (unaudited)

	FIRST EAGLE U.S. VALUE FUND*	FIRST EAGLE GOLD FUND*
Investment Income
Interest	$2,754,458	$865,869
Dividends from: (net of $25,588,547, $13,866,464, $453,364 and $414,915 foreign taxes withheld, respectively)
Unaffiliated issuers	25,427,229	5,089,718
Affiliated issuers	173,583	—
Other Income	—	24
Total Income	28,355,270	5,955,611
Expenses
Investment advisory fees (Note 2)	11,933,000	4,910,460
Administrative costs (Note 2)	153,490	2,803
Distribution fees (Note 3)
Class A	1,769,376	811,536
Class C	2,691,815	905,775
Class Y	—	—
Service fees - Class C (Note 3)	897,272	301,925
Shareholder servicing agent fees	1,855,209	1,468,953
Custodian and accounting fees	156,977	186,752
Professional fees	76,461	87,228
Shareholder reporting fees	167,954	150,349
Trustees' fees	35,420	21,655
Registration and filing fees	98,507	95,458
Other Expenses	49,222	43,483
Total Expenses	19,884,703	8,986,377
Expense reductions due to earnings credits (Note 1)	(189)	(174)
Net Expenses	19,884,514	8,986,203
Net Investment Income (Loss) (Note 1)	8,470,756	(3,030,592)
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	122,112,957	(95,623,449)
Investment transactions of affiliated issuers	(240,203)	—
Commodity related transactions	(1,687,477)	54,264,057
Foreign currency and forward contract related transactions	(8,686)	15,831
Payment from affiliates	3,562	—
Written options	61,577	—
	120,241,730	(41,343,561)
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of decrease in deferred capital gain country tax accruals of $2,121,938, $989,326, $0, and $0, respectively)	56,290,434	12,398,612
Foreign currency and forward contract related translation	(1)	(180)
Written options	(103,869)	—
	56,186,564	12,398,432
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	176,428,294	(28,945,129)
Net Increase (Decrease) in Net Assets Resulting from Operations	$184,899,050	$(31,975,721)

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statement of Operations (continued)

	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH YIELD FUND
Investment Income
Interest	$7,582,664	$34,792,055
Dividends from: (net of $537,281, $0 and $40,525, foreign taxes withheld, respectively)
Unaffiliated issuers	6,218,006	—
Other Income	—	4,460
Total Income	13,800,670	34,796,515
Expenses
Investment advisory fees (Note 2)	2,385,249	3,857,639
Administrative costs (Note 2)	159,017	49,932
Distribution fees (Note 3)
Class A	354,379	450,427
Class C	684,694	632,098
Class Y	—	—
Service fees - Class C (Note 3)	228,231	210,699
Shareholder servicing agent fees	386,746	391,598
Custodian and accounting fees	86,254	95,298
Professional fees	56,773	56,582
Recoupment of previously reimbursed expenses	105,748	26,880
Shareholder reporting fees	26,629	43,355
Trustees' fees	4,402	9,235
Registration and filing fees	95,470	97,962
Other Expenses	32,201	32,355
Total Expenses	4,605,793	5,954,060
Expense Waiver	—	(44,141)
Expense reductions due to earnings credits (Note 1)	(30)	(39)
Net Expenses	4,605,763	5,909,880
Net Investment Income (Note 1)	9,194,907	28,886,635
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	5,329,663	10,212,667
Foreign currency and forward contract related transactions	(1,095,564)	(1,423,080)
Payment from affiliates	9,348	—
Written options	—	—
	4,243,447	8,789,587
Changes in unrealized appreciation (depreciation) of:
Investment transactions	30,515,787	6,348,940
Foreign currency and forward contract related translation	248,807	745,131
Written options	—	—
	30,764,594	7,094,071
Net realized and unrealized gains on investments, foreign currency and forward contract related transactions and written options	35,008,041	15,883,658
Net Increase in Net Assets Resulting from Operations	$44,202,948	$44,770,293

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Six Months Ended April 30, 2014 (unaudited)

FIRST EAGLE FUND OF AMERICA
Investment Income
Interest	$51,188
Dividends from: (net of $537,281, $0 and $40,525, foreign taxes withheld, respectively)
Unaffiliated issuers	21,300,716
Other Income	—
Total Income	21,351,904
Expenses
Investment advisory fees (Note 2)	13,259,520
Administrative costs (Note 2)	123,320
Distribution fees (Note 3)
Class A	1,418,785
Class C	1,914,574
Class Y	655,816
Service fees - Class C (Note 3)	638,191
Shareholder servicing agent fees	1,442,055
Custodian and accounting fees	99,541
Professional fees	99,556
Recoupment of previously reimbursed expenses	—
Shareholder reporting fees	122,311
Trustees' fees	23,387
Registration and filing fees	119,726
Other Expenses	42,005
Total Expenses	19,958,787
Expense Waiver	—
Expense reductions due to earnings credits (Note 1)	(146)
Net Expenses	19,958,641
Net Investment Income (Note 1)	1,393,263
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions of unaffiliated issuers	112,377,083
Foreign currency and forward contract related transactions	—
Payment from affiliates	21,144
Written options	(78,105,654)
34,292,573
Changes in unrealized appreciation (depreciation) of:
Investment transactions	196,228,774
Foreign currency and forward contract related translation	—
Written options	21,380,811
217,609,585
Net realized and unrealized gains on investments, foreign currency and forward contract related transactions and written options	251,902,158
Net Increase in Net Assets Resulting from Operations	$253,295,421

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statements of Changes in Net Assets

	FIRST EAGLE GLOBAL FUND*		FIRST EAGLE OVERSEAS FUND*
	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013
Operations
Net investment income (loss)	$97,657,298	$268,941,220	$38,564,406	$85,063,542
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	940,159,139	1,443,674,876	216,812,081	553,743,834
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	1,264,290,979	4,457,513,585	381,744,372	1,220,125,718
Net increase (decrease) in net assets resulting from operations	2,302,107,416	6,170,129,681	637,120,859	1,858,933,094
Distribution to Shareholders
Dividends paid from net investment income
Class A	(227,398,380)	(163,784,329)	(112,591,725)	(59,747,911)
Class C	(61,823,952)	(31,090,001)	(14,323,784)	(5,650,460)
Class I	(224,726,363)	(144,298,326)	(155,602,855)	(73,001,519)
Distributions paid from net realized gains from investment transactions
Class A	(615,281,136)	(515,356,389)	(232,225,033)	(205,372,548)
Class C	(381,040,149)	(311,092,874)	(45,536,166)	(40,854,132)
Class I	(508,789,469)	(367,245,305)	(285,819,836)	(213,569,253)
Decrease in net assets resulting from distributions	(2,019,059,449)	(1,532,867,224)	(846,099,399)	(598,195,823)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	5,631,619,388	10,684,434,770	1,943,172,476	4,049,337,623
Net asset value of shares issued for reinvested dividends and distributions	1,598,701,427	1,212,645,609	715,496,469	505,565,817
Cost of shares redeemed	(3,749,369,566)	(6,877,542,066)	(1,889,387,287)	(2,754,246,104)
Redemption fees	—	210,543	—	10,692
Increase (decrease) in net assets from Fund share transactions	3,480,951,249	5,019,748,856	769,281,658	1,800,668,028
Net increase (decrease) in net assets	3,763,999,216	9,657,011,313	560,303,118	3,061,405,299
Net Assets (Note 1)
Beginning of period	46,000,625,735	36,343,614,422	14,410,183,344	11,348,778,045
End of period	$49,764,624,951	$46,000,625,735	$14,970,486,462	$14,410,183,344
Undistributed net investment income (loss)	$(467,646,705)	$(51,355,308)	$(445,339,916)	$(201,385,958)

  *  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

	FIRST EAGLE U.S. VALUE FUND*		FIRST EAGLE GOLD FUND*
	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013
Operations
Net investment income (loss)	$8,470,756	$26,967,686	$(3,030,592)	$(3,834,376)
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	120,241,731	112,869,726	(41,343,561)	(195,499,006)
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	56,186,563	284,264,216	12,398,432	(1,108,704,575)
Net increase (decrease) in net assets resulting from operations	184,899,050	424,101,628	(31,975,721)	(1,308,037,957)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(10,460,091)	(9,725,999)	—	(4,157,731)
Class C	(143,705)	(247,938)	—	(417)
Class I	(10,220,051)	(8,637,463)	—	(4,720,304)
Distributions paid from net realized gains from investment transactions
Class A	(52,254,308)	(32,729,995)	—	—
Class C	(26,476,094)	(14,995,424)	—	—
Class I	(37,762,793)	(21,670,124)	—	—
Decrease in net assets resulting from distributions	(137,317,042)	(88,006,943)	—	(8,878,452)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	244,636,296	834,733,529	277,596,562	907,417,003
Net asset value of shares issued for reinvested dividends and distributions	108,162,663	71,620,315	—	5,750,551
Cost of shares redeemed	(515,192,094)	(950,735,608)	(449,814,675)	(1,115,712,771)
Redemption fees	—	—	161,559	267,192
Increase (decrease) in net assets from Fund share transactions	(162,393,135)	(44,381,764)	(172,056,554)	(202,278,025)
Net increase (decrease) in net assets	(114,811,127)	291,712,921	(204,032,275)	(1,519,194,434)
Net Assets (Note 1)
Beginning of period	3,285,533,861	2,993,820,940	1,556,065,931	3,075,260,365
End of period	$3,170,722,734	$3,285,533,861	$1,352,033,656	$1,556,065,931
Undistributed net investment income (loss)	$9,032,059	$21,385,150	$(104,577,392)	$(101,546,800)

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Statements of Changes in Net Assets (continued)

	FIRST EAGLE GLOBAL INCOME BUILDER FUND		FIRST EAGLE HIGH YIELD FUND
	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013
Operations
Net investment income	$9,194,907	$11,585,054	$28,886,635	$49,165,802
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	4,243,447	(709,160)	8,789,587	(2,765,867)
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	30,764,594	28,562,197	7,094,071	12,350,804
Net increase in net assets resulting from operations	44,202,948	39,438,091	44,770,293	58,750,739
Distribution to Shareholders
Dividends paid from net investment income
Class A	(4,775,946)	(5,328,442)	(9,389,831)	(17,581,864)
Class C	(2,383,265)	(2,750,710)	(3,755,964)	(7,437,383)
Class I	(3,087,591)	(3,433,692)	(15,738,497)	(24,148,637)
Class Y	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	—	—	—	(236,977)
Class C	—	—	—	(125,800)
Class I	—	—	—	(322,171)
Class Y	—	—	—	—
Decrease in net assets resulting from distributions	(10,246,802)	(11,512,844)	(28,884,292)	(49,852,832)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	344,680,425	423,146,840	324,844,544	604,885,575
Net asset value of shares issued for reinvested dividends and distributions	7,223,670	7,172,309	20,156,953	36,664,728
Cost of shares redeemed	(45,959,944)	(57,584,480)	(176,510,886)	(276,935,608)
Redemption fees	—	—	—	—
Increase in net assets from Fund share transactions	305,944,151	372,734,669	168,490,611	364,614,695
Net increase in net assets	339,900,297	400,659,916	184,376,612	373,512,602
Net Assets (Note 1)
Beginning of period	508,013,314	107,353,398	1,015,412,316	641,899,714
End of period	$847,913,611	$508,013,314	$1,199,788,928	$1,015,412,316
Undistributed net investment income (loss)	$(763,799)	$288,096	$(82,802)	$(85,145)

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

	FIRST EAGLE FUND OF AMERICA
	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)	YEAR ENDED OCTOBER 31, 2013
Operations
Net investment income	$1,393,263	$4,287,910
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	34,292,573	54,012,239
Change in unrealized appreciation (depreciation) of investments, foreign currency and forward contract related transactions and written options	217,609,585	454,484,935
Net increase in net assets resulting from operations	253,295,421	512,785,084
Distribution to Shareholders
Dividends paid from net investment income
Class A	(2,659,824)	(239,973)
Class C	—	—
Class I	(2,364,371)	—
Class Y	(859,560)	(211,957)
Distributions paid from net realized gains from investment transactions
Class A	(15,778,835)	—
Class C	(8,199,122)	—
Class I	(7,391,919)	—
Class Y	(7,355,578)	—
Decrease in net assets resulting from distributions	(44,609,209)	(451,930)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	448,781,470	1,131,507,230
Net asset value of shares issued for reinvested dividends and distributions	36,044,299	389,689
Cost of shares redeemed	(224,024,326)	(768,152,320)
Redemption fees	—	—
Increase in net assets from Fund share transactions	260,801,443	363,744,599
Net increase in net assets	469,487,655	876,077,753
Net Assets (Note 1)
Beginning of period	2,487,146,366	1,611,068,613
End of period	$2,956,634,021	$2,487,146,366
Undistributed net investment income (loss)	$(1,304,800)	$3,185,692
FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Financial Highlights

	SIX MONTHS ENDED						YEAR ENDED OCTOBER 31,
	APRIL 30, 2014 (unaudited)						2013
	CLASS A		CLASS C		CLASS I		CLASS A	CLASS C	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	54.92		53.67		55.23		49.24	48.16	49.50
Income (loss) from investment operations:
Net investment income (loss) ($)	0.14		-0.06		0.21		0.39	0.01	0.52
Net realized and unrealized gains (losses) on investments	2.46		2.41		2.46		7.41	7.27	7.45
Total income (loss) from investment operations	2.60		2.35		2.67		7.80	7.28	7.97
Less distributions:
Dividends from net investment income ($)	-0.66		-0.29		-0.78		-0.51	-0.16	-0.63
Distributions from capital gains	-1.78		-1.78		-1.78		-1.61	-1.61	-1.61
Total distributions	-2.44		-2.07		-2.56		-2.12	-1.77	-2.24
Net asset value, end of period ($)	55.08		53.95		55.34		54.92	53.67	55.23
Total return(c) (%)	4.98	(a)	4.58	(a)	5.11	(a)	16.47	15.63	16.78
Ratios and supplemental data
Net assets, end of period (millions) ($)	20,021		12,325		17,418		18,987	11,436	15,578
Ratio of operating expenses to average net assets including earnings credits (%)	1.12	(b)	1.87	(b)	0.87	(b)	1.13	1.87	0.88
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.12	(b)	1.87	(b)	0.87	(b)	1.13	1.87	0.88
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.51	(b)	-0.24	(b)	0.77	(b)	0.77	0.02	1.02
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.51	(b)	-0.24	(b)	0.77	(b)	0.77	0.02	1.02
Portfolio turnover rate (%)	7.48	(a)	7.48	(a)	7.48	(a)	11.60	11.60	11.60

  *  Per share amounts have been calculated using the average shares method.

  **  Amount represents less than $0.01 per share.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sale charge of 5.00% for Class A and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | April 30, 2014

Global Fund

	YEAR ENDED OCTOBER 31,
	2012			2011			2010			2009
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C		CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	46.90	45.91	47.15	44.36	43.47	44.59	38.74	38.07	38.92	34.45	33.99		34.62
Income (loss) from investment operations:
Net investment income (loss) ($)	0.45	0.09	0.57	0.39	0.04	0.51	0.56	0.26	0.69	0.39	0.13		0.47
Net realized and unrealized gains (losses) on investments	3.03	2.98	3.03	2.79	2.75	2.81	5.63	5.51	5.63	6.35	6.26		6.39
Total income (loss) from investment operations	3.48	3.07	3.60	3.18	2.79	3.32	6.19	5.77	6.32	6.74	6.39		6.86
Less distributions:
Dividends from net investment income ($)	-0.53	-0.21	-0.64	-0.64	-0.35	-0.76	-0.57	-0.37	-0.65	-0.14	-0.00	**	-0.25
Distributions from capital gains	-0.61	-0.61	-0.61	—	—	—	—	—	—	-2.31	-2.31		-2.31
Total distributions	-1.14	-0.82	-1.25	-0.64	-0.35	-0.76	-0.57	-0.37	-0.65	-2.45	-2.31		-2.56
Net asset value, end of period ($)	49.24	48.16	49.50	46.90	45.91	47.15	44.36	43.47	44.59	38.74	38.07		38.92
Total return(c) (%)	7.64	6.83	7.90	7.23	6.45	7.52	16.13	15.23	16.40	20.81	19.93		21.13
Ratios and supplemental data
Net assets, end of period (millions) ($)	15,840	9,322	11,182	14,352	8,385	8,455	12,195	6,524	5,345	10,562	5,158		3,338
Ratio of operating expenses to average net assets including earnings credits (%)	1.15	1.89	0.90	1.13	1.88	0.88	1.16	1.91	0.91	1.19	1.94		0.94
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.15	1.89	0.90	1.13	1.88	0.88	1.16	1.91	0.91	1.19	1.94		0.94
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.94	0.19	1.19	0.83	0.08	1.07	1.36	0.63	1.68	1.14	0.38		1.37
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.94	0.19	1.19	0.83	0.08	1.07	1.36	0.63	1.68	1.14	0.38		1.37
Portfolio turnover rate (%)	11.29	11.29	11.29	11.57	11.57	11.57	17.37	17.37	17.37	12.52	12.52		12.52

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | April 30, 2014

Financial Highlights

	SIX MONTHS ENDED						YEAR ENDED OCTOBER 31,
	APRIL 30, 2014 (unaudited)						2013
	CLASS A		CLASS C		CLASS I		CLASS A	CLASS C	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.40		23.64		24.84		22.26	21.62	22.63
Income (loss) from investment operations:
Net investment income (loss) ($)	0.05		-0.03		0.09		0.13	-0.04	0.20
Net realized and unrealized gains on investments	0.94		0.92		0.95		3.17	3.09	3.22
Total income from investment operations	0.99		0.89		1.04		3.30	3.05	3.42
Less distributions:
Dividends from net investment income ($)	-0.46		-0.30		-0.52		-0.26	-0.13	-0.31
Distributions from capital gains	-0.96		-0.96		-0.96		-0.90	-0.90	-0.90
Total distributions	-1.42		-1.26		-1.48		-1.16	-1.03	-1.21
Net asset value, end of period ($)	23.97		23.27		24.40		24.40	23.64	24.84
Total return(c) (%)	4.44	(a)	4.08	(a)	4.57	(a)	15.52	14.67	15.82
Ratios and supplemental data
Net assets, end of period (millions) ($)	5,975		1,163		7,833		5,912	1,120	7,378
Ratio of operating expenses to average net assets including earnings credits (%)	1.14	(b)	1.89	(b)	0.89	(b)	1.15	1.90	0.90
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.14	(b)	1.89	(b)	0.89	(b)	1.15	1.90	0.90
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.46	(b)	-0.28	(b)	0.72	(b)	0.59	-0.17	0.86
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.46	(b)	-0.28	(b)	0.72	(b)	0.59	-0.17	0.86
Portfolio turnover rate (%)	5.92	(a)	5.92	(a)	5.92	(a)	12.33	12.33	12.33

  *  Per share amounts have been calculated using the average shares method.

  **  Amount represents less than $0.01 per share.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | April 30, 2014

Overseas Fund

	YEAR ENDED OCTOBER 31,
	2012			2011			2010				2009
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C		CLASS I	CLASS A	CLASS C		CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	22.25	21.61	22.61	21.86	21.26	22.20	19.51	19.03		19.80	17.21	16.93		17.41
Income (loss) from investment operations:
Net investment income (loss) ($)	0.24	0.08	0.30	0.18	0.01	0.24	0.15	0.00	**	0.21	0.26	0.13		0.30
Net realized and unrealized gains on investments	0.80	0.77	0.81	0.74	0.73	0.75	2.80	2.72		2.82	3.72	3.63		3.78
Total income from investment operations	1.04	0.85	1.11	0.92	0.74	0.99	2.95	2.72		3.03	3.98	3.76		4.08
Less distributions:
Dividends from net investment income ($)	-0.39	-0.20	-0.45	-0.32	-0.18	-0.37	-0.60	-0.49		-0.63	-0.02	0.00	**	-0.03
Distributions from capital gains	-0.64	-0.64	-0.64	-0.21	-0.21	-0.21	—	—		—	-1.66	-1.66		-1.66
Total distributions	-1.03	-0.84	-1.09	-0.53	-0.39	-0.58	-0.60	-0.49		-0.63	-1.68	-1.66		-1.69
Net asset value, end of period ($)	22.26	21.62	22.63	22.25	21.61	22.61	21.86	21.26		22.20	19.51	19.03		19.80
Total return(c) (%)	5.06	4.28	5.36	4.27	3.48	4.52	15.45	14.55		15.68	24.95	23.96		25.26
Ratios and supplemental data
Net assets, end of period (millions) ($)	5,111	986	5,252	5,023	1,027	4,136	4,676	914		3,284	4,024	792		2,211
Ratio of operating expenses to average net assets including earnings credits (%)	1.17	1.92	0.92	1.14	1.89	0.89	1.17	1.92		0.92	1.20	1.95		0.95
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.17	1.92	0.92	1.14	1.89	0.89	1.17	1.92		0.92	1.20	1.95		0.95
Ratio of net investment income (loss) to average net assets including earnings credits (%)	1.12	0.37	1.36	0.78	0.04	1.06	0.76	0.01		1.03	1.51	0.76		1.75
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	1.12	0.37	1.36	0.78	0.04	1.06	0.76	0.01		1.03	1.51	0.76		1.75
Portfolio turnover rate (%)	10.50	10.50	10.50	12.22	12.22	12.22	15.53	15.53		15.53	8.65	8.65		8.65

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | April 30, 2014

Financial Highlights

	SIX MONTHS ENDED						YEAR ENDED OCTOBER 31,
	APRIL 30, 2014 (unaudited)						2013
	CLASS A		CLASS C		CLASS I		CLASS A	CLASS C	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	20.26		19.97		20.54		18.27	18.02	18.50
Income (loss) from investment operations:
Net investment income (loss) ($)	0.06		-0.01		0.09		0.18	0.03	0.23
Net realized and unrealized gains on investments	1.11		1.08		1.11		2.36	2.35	2.40
Total income from investment operations	1.17		1.07		1.20		2.54	2.38	2.63
Less distributions:
Dividends from net investment income ($)	-0.15		-0.00	**	-0.20		-0.13	-0.01	-0.17
Distributions from capital gains	-0.74		-0.74		-0.74		-0.42	-0.42	-0.42
Total distributions	-0.89		-0.74		-0.94		-0.55	-0.43	-0.59
Net asset value, end of period ($)	20.54		20.30		20.80		20.26	19.97	20.54
Total return(c) (%)	6.04	(a)	5.60	(a)	6.13	(a)	14.32	13.53	14.69
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,395		725		1,051		1,480	725	1,080
Ratio of operating expenses to average net assets including earnings credits (%)	1.16	(b)	1.91	(b)	0.91	(b)	1.16	1.91	0.91
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.16	(b)	1.91	(b)	0.91	(b)	1.16	1.91	0.91
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.62	(b)	-0.13	(b)	0.87	(b)	0.93	0.18	1.18
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.62	(b)	-0.13	(b)	0.87	(b)	0.93	0.18	1.18
Portfolio turnover rate (%)	6.09	(a)	6.09	(a)	6.09	(a)	17.32	17.32	17.32

  *  Per share amounts have been calculated using the average shares method.

  **  Amount represents less than $0.01 per share.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | April 30, 2014

U.S. Value Fund

	YEAR ENDED OCTOBER 31,
	2012			2011			2010			2009
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	17.12	16.91	17.33	15.94	15.75	16.12	14.21	14.06	14.37	12.75	12.63	12.89
Income (loss) from investment operations:
Net investment income (loss) ($)	0.15	0.02	0.19	0.17	0.04	0.21	0.32	0.21	0.38	0.21	0.12	0.24
Net realized and unrealized gains on investments	1.59	1.57	1.61	1.34	1.34	1.37	1.60	1.58	1.59	1.58	1.56	1.60
Total income from investment operations	1.74	1.59	1.80	1.51	1.38	1.58	1.92	1.79	1.97	1.79	1.68	1.84
Less distributions:
Dividends from net investment income ($)	-0.14	-0.03	-0.18	-0.33	-0.22	-0.37	-0.19	-0.10	-0.22	-0.22	-0.14	-0.25
Distributions from capital gains	-0.45	-0.45	-0.45	—	—	—	—	—	—	-0.11	-0.11	-0.11
Total distributions	-0.59	-0.48	-0.63	-0.33	-0.22	-0.37	-0.19	-0.10	-0.22	-0.33	-0.25	-0.36
Net asset value, end of period ($)	18.27	18.02	18.50	17.12	16.91	17.33	15.94	15.75	16.12	14.21	14.06	14.37
Total return(c) (%)	10.63	9.75	10.86	9.60	8.85	9.92	13.64	12.75	13.84	14.52	13.63	14.78
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,425	631	938	967	408	538	680	320	328	547	263	199
Ratio of operating expenses to average net assets including earnings credits (%)	1.17	1.92	0.93	1.18	1.93	0.93	1.23	1.98	0.99	1.26	2.00	1.01
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.17	1.92	0.93	1.18	1.93	0.93	1.23	1.98	0.99	1.26	2.00	1.01
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.84	0.09	1.08	0.98	0.24	1.23	2.15	1.41	2.46	1.63	0.93	1.90
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.84	0.09	1.08	0.98	0.24	1.23	2.15	1.41	2.46	1.63	0.93	1.90
Portfolio turnover rate (%)	14.34	14.34	14.34	18.54	18.54	18.54	12.23	12.23	12.23	14.88	14.88	14.88

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | April 30, 2014

Financial Highlights

	SIX MONTHS ENDED						YEAR ENDED OCTOBER 31,
	APRIL 30, 2014 (unaudited)						2013
	CLASS A		CLASS C		CLASS I		CLASS A	CLASS C	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	17.03		16.37		17.25		29.86	28.84	30.26
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.03		-0.09		-0.01		-0.02	-0.18	0.03
Net realized and unrealized gains (losses) on investments	-0.06		-0.06		-0.06		-12.73	-12.29	-12.89
Total income (loss) from investment operations	-0.09		-0.15		-0.07		-12.75	-12.47	-12.86
Less distributions:
Dividends from net investment income ($)	—		—		—		-0.08	—	-0.15
Distributions from capital gains	—		—		—		—	—	—
Total distributions	—		—		—		-0.08	—	-0.15
Net asset value, end of period ($)	16.94		16.22		17.18		17.03	16.37	17.25
Total return(c) (%)	-0.53	(a)	-0.92	(a)	-0.41	(a)	-42.80	-43.24	-42.68
Ratios and supplemental data
Net assets, end of period (millions) ($)	669		244		439		764	284	508
Ratio of operating expenses to average net assets including earnings credits (%)	1.32	(b)	2.07	(b)	1.06	(b)	1.25	2.00	1.00
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.32	(b)	2.07	(b)	1.06	(b)	1.25	2.00	1.00
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.41	(b)	-1.15	(b)	-0.15	(b)	-0.11	-0.87	0.14
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.41	(b)	-1.15	(b)	-0.15	(b)	-0.11	-0.87	0.14
Portfolio turnover rate (%)	4.21	(a)	4.21	(a)	4.21	(a)	15.14	15.14	15.14

  *  Per share amounts have been calculated using the average shares method.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Gold Fund

	YEAR ENDED OCTOBER 31,
	2012			2011			2010			2009
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	33.89	32.78	34.33	33.42	32.44	33.81	25.15	24.52	25.43	14.85	14.60	14.98
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.01	-0.22	0.06	-0.19	-0.42	-0.10	-0.17	-0.38	-0.11	-0.14	-0.30	-0.09
Net realized and unrealized gains (losses) on investments	-2.73	-2.66	-2.75	2.60	2.53	2.63	8.82	8.58	8.92	11.50	11.28	11.60
Total income (loss) from investment operations	-2.74	-2.88	-2.69	2.41	2.11	2.53	8.65	8.20	8.81	11.36	10.98	11.51
Less distributions:
Dividends from net investment income ($)	-0.39	-0.16	-0.48	-0.73	-0.56	-0.80	-0.38	-0.28	-0.43	—	—	—
Distributions from capital gains	-0.90	-0.90	-0.90	-1.21	-1.21	-1.21	—	—	—	-1.06	-1.06	-1.06
Total distributions	-1.29	-1.06	-1.38	-1.94	-1.77	-2.01	-0.38	-0.28	-0.43	-1.06	-1.06	-1.06
Net asset value, end of period ($)	29.86	28.84	30.26	33.89	32.78	34.33	33.42	32.44	33.81	25.15	24.52	25.43
Total return(c) (%)	-8.14	-8.86	-7.89	7.38	6.61	7.66	34.73	33.66	35.01	78.93	77.62	79.27
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,535	608	932	1,834	683	1,003	1,900	616	695	1,325	362	165
Ratio of operating expenses to average net assets including earnings credits (%)	1.21	1.96	0.96	1.20	1.95	0.95	1.22	1.97	0.97	1.26	2.01	1.01
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.21	1.96	0.96	1.20	1.95	0.95	1.22	1.97	0.97	1.26	2.01	1.01
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.05	-0.80	0.21	-0.56	-1.30	-0.30	-0.60	-1.35	-0.36	-0.65	-1.40	-0.40
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.05	-0.80	0.21	-0.56	-1.30	-0.30	-0.60	-1.35	-0.36	-0.65	-1.40	-0.40
Portfolio turnover rate (%)	9.19	9.19	9.19	13.26	13.26	13.26	5.50	5.50	5.50	3.00	3.00	3.00

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Financial Highlights

	SIX MONTHS ENDED APRIL 30, 2014 (unaudited)				YEAR ENDED OCTOBER 31, 2013
	CLASS A		CLASS C		CLASS I		CLASS A	CLASS C
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	11.26		11.23		11.23		10.32	10.30
Income from investment operations:
Net investment income ($)	0.17		0.13		0.18		0.42	0.34
Net realized and unrealized gains (losses) on investments	0.57		0.57		0.57		0.91	0.90
Total income (loss) from investment operations	0.74		0.70		0.75		1.33	1.24
Less distributions:
Dividends from net investment income ($)	-0.19		-0.15		-0.20		-0.39	-0.31
Total distributions	-0.19		-0.15		-0.20		-0.39	-0.31
Net asset value, end of period ($)	11.81		11.78		11.78		11.26	11.23
Total return(c) (%)	6.60	(a)	6.22	(a)	6.74	(a)	13.14	12.25
Ratios and supplemental data
Net assets, end of period (millions) ($)	363		238		246		231	148
Ratio of operating expenses to average net assets including fee waivers and reimbursements (recoupments) (%)	1.30	(b)	2.04	(b)	1.05	(b)	1.30	2.04
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements (recoupments) (%)	1.26	(b)	2.01	(b)	1.01	(b)	1.35	2.09
Ratio of net investment income to average net assets including fee waivers and reimbursements (recoupments) (%)	3.00	(b)	2.24	(b)	3.26	(b)	3.85	3.11
Ratio of net investment income to average net assets excluding fee waivers and reimbursements (recoupments) (%)	3.03	(b)	2.27	(b)	3.30	(b)	3.80	3.06
Portfolio turnover rate (%)	13.26	(a)	13.26	(a)	13.26	(a)	10.87	10.87

  ^  Commencement of Operations

  *  Per share amounts have been calculated using the average shares method.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

  (d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Global Income Builder Fund

	PERIOD MAY 1, 2012^ TO OCTOBER 31, 2012
	CLASS I	CLASS A		CLASS C		CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.33	10.00		10.00		10.00
Income from investment operations:
Net investment income ($)	0.44	0.15		0.11		0.18
Net realized and unrealized gains (losses) on investments	0.91	0.28		0.29		0.27
Total income (loss) from investment operations	1.35	0.43		0.40		0.45
Less distributions:
Dividends from net investment income ($)	-0.45	-0.11		-0.10		-0.12
Total distributions	-0.45	-0.11		-0.10		-0.12
Net asset value, end of period ($)	11.23	10.32		10.30		10.33
Total return(c) (%)	13.36	4.37	(a)	4.00	(a)	4.53	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	129	43		26		38
Ratio of operating expenses to average net assets including fee waivers and reimbursements (recoupments) (%)	1.05	1.30	(b)(d)	2.05	(b)(d)	1.05	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements (recoupments) (%)	1.10	2.13	(b)(d)	2.88	(b)(d)	2.20	(b)(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements (recoupments) (%)	4.11	2.89	(b)(d)	2.16	(b)(d)	3.56	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements (recoupments) (%)	4.06	2.06	(b)(d)	1.33	(b)(d)	2.40	(b)(d)
Portfolio turnover rate (%)	10.87	5.17	(a)	5.17	(a)	5.17	(a)

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Financial Highlights

	SIX MONTHS ENDED						YEAR ENDED OCTOBER 31,			PERIOD APRIL 1, 2012 TO
	APRIL 30, 2014 (unaudited)						2013			OCTOBER 31, 2012
	CLASS A		CLASS C		CLASS I		CLASS A	CLASS C	CLASS I	CLASS A		CLASS C		CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.11		10.10		10.11		9.98	9.97	9.98	9.75		9.74		9.75
Income from investment operations:
Net investment income ($)	0.26		0.23		0.28		0.59	0.51	0.62	0.33		0.29		0.36
Net realized and unrealized gains (losses) on investments	0.14		0.14		0.14		0.14	0.14	0.14	0.24		0.23		0.23
Total income (loss) from investment operations	0.40		0.37		0.42		0.73	0.65	0.76	0.57		0.52		0.59
Less distributions:
Dividends from net investment income ($)	-0.26		-0.23		-0.28		-0.59	-0.51	-0.62	-0.34		-0.29		-0.36
Distributions from capital gains	—		—		—		-0.01	-0.01	-0.01	—		—		—
Total distributions	-0.26		-0.23		-0.28		-0.60	-0.52	-0.63	-0.34		-0.29		-0.36
Net asset value, end of period ($)	10.25		10.24		10.25		10.11	10.10	10.11	9.98		9.97		9.98
Total return(c) (%)	4.04	(a)	3.65	(a)	4.18	(a)	7.49	6.69	7.85	5.94	(a)	5.47	(a)	6.20	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	384		183		633		346	159	511	220		113		309
Ratio of operating expenses to average net assets including fee waivers and reimbursements (recoupments) (%)	1.10	(b)	1.85	(b)	0.82	(b)	1.13	1.88	0.80	1.25	(b)(d)	2.00	(b)(d)	0.80	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements (recoupments) (%)	1.09	(b)	1.84	(b)	0.84	(b)	1.13	1.88	0.88	1.27	(b)(d)	2.02	(b)(d)	1.03	(b)(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements (recoupments) (%)	5.20	(b)	4.44	(b)	5.48	(b)	5.80	5.07	6.14	5.75	(b)(d)	4.98	(b)(d)	6.23	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements (recoupments) (%)	5.21	(b)	4.45	(b)	5.46	(b)	5.80	5.07	6.06	5.73	(b)(d)	4.96	(b)(d)	6.00	(b)(d)
Portfolio turnover rate (%)	21.22	(a)	21.22	(a)	21.22	(a)	49.71	49.71	49.71	25.02	(a)	25.02	(a)	25.02	(a)

  ^  The Fund commenced investment operations in its present form on December 30, 2011.

  ^^  Class A and Class C commenced operations on January 3, 2012.

  *  Per share amounts have been calculated using the average shares method.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sales charge of 4.50% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

  (d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended  October 31, 2012.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

High Yield Fund

	YEAR ENDED MARCH 31,
	2012^					2011	2010	2009
	CLASS A^^		CLASS C^^		CLASS I	CLASS I	CLASS I	CLASS I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.40		9.40		10.29	10.67	7.72	9.29
Income from investment operations:
Net investment income ($)	0.13		0.11		0.68	0.98	1.31	0.85
Net realized and unrealized gains (losses) on investments	0.35		0.34		-0.11	0.47	3.07	-1.55
Total income (loss) from investment operations	0.48		0.45		0.57	1.45	4.38	-0.70
Less distributions:
Dividends from net investment income ($)	-0.13		-0.11		-0.83	-0.98	-1.28	-0.87
Distributions from capital gains	—		—		-0.28	-0.85	-0.15	—
Total distributions	-0.13		-0.11		-1.11	-1.83	-1.43	-0.87
Net asset value, end of period ($)	9.75		9.74		9.75	10.29	10.67	7.72
Total return(c) (%)	5.11		4.78		6.11	14.81	59.30	-7.78
Ratios and supplemental data
Net assets, end of period (millions) ($)	60		28		115	11	10	9
Ratio of operating expenses to average net assets including fee waivers and reimbursements (recoupments) (%)	0.95	(b)	1.66	(b)	0.80	0.80	0.80	0.80
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements (recoupments) (%)	1.12	(b)	1.83	(b)	1.05	1.21	1.04	1.05
Ratio of net investment income to average net assets including fee waivers and reimbursements (recoupments) (%)	5.48	(b)	4.74	(b)	6.98	9.33	13.34	10.04
Ratio of net investment income to average net assets excluding fee waivers and reimbursements (recoupments) (%)	5.31	(b)	4.57	(b)	6.73	8.92	13.10	9.79
Portfolio turnover rate (%)	45.21		45.21		45.21	145.96	292.11	74.19

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Financial Highlights

	SIX MONTHS ENDED								YEAR ENDED OCTOBER 31,
	APRIL 30, 2014 (unaudited)								2013
	CLASS A		CLASS C		CLASS I		CLASS Y		CLASS A	CLASS C	CLASS I^		CLASS Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	34.76		29.94		35.47		35.42		26.86	23.30	31.01		27.37
Income (loss) from investment operations:
Net investment income (loss) ($)	0.03		-0.09		0.08		0.04		0.10	-0.12	0.07		0.12
Net realized and unrealized gains on investments	3.41		2.93		3.48		3.46		7.81	6.76	4.39		7.94
Total income from investment operations	3.44		2.84		3.56		3.50		7.91	6.64	4.46		8.06
Less distributions:
Dividends from net investment income ($)	-0.09		—		-0.17		-0.06		-0.01	—	—		-0.01
Distributions from capital gains	-0.52		-0.52		-0.52		-0.52		—	—	—		—
Total distributions	-0.61		-0.52		-0.69		-0.58		-0.01	—	—		-0.01
Net asset value, end of period ($)	37.59		32.26		38.34		38.34		34.76	29.94	35.47		35.42
Total return(c) (%)	10.03	(a)	9.61	(a)	10.15	(a)	10.01	(a)	29.45	28.44	14.38	(a)	29.45
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,234		565		627		531		1,036	455	491		504
Ratio of operating expenses to average net assets including earnings credits (%)	1.37	(b)	2.12	(b)	1.12	(b)	1.37	(b)	1.41	2.16	1.19	(b)	1.41
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.37	(b)	2.12	(b)	1.12	(b)	1.37	(b)	1.41	2.16	1.19	(b)	1.41
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.19	(b)	-0.56	(b)	0.43	(b)	0.21	(b)	0.31	-0.46	0.34	(b)	0.39
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.19	(b)	-0.56	(b)	0.43	(b)	0.21	(b)	0.31	-0.46	0.34	(b)	0.39
Portfolio turnover rate (%)	11.62	(a)	11.62	(a)	11.62	(a)	11.62	(a)	32.12	32.12	32.12	(a)	32.12

  ^  Class I commenced investment operations on March 8, 2013.

  *  Per share amounts have been calculated using the average shares method.

  (a)  Not Annualized

  (b)  Annualized

  (c)  Does not take into account the sales charge of 5.00% for Class A shares and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares.

See Notes to Financial Statements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund of America

	YEAR ENDED OCTOBER 31,
	2012			2011			2010			2009
	CLASS A	CLASS C	CLASS Y	CLASS A	CLASS C	CLASS Y	CLASS A	CLASS C	CLASS Y	CLASS A	CLASS C	CLASS Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.91	22.01	25.35	24.06	21.32	24.47	19.32	17.25	19.66	18.92	17.14	19.23
Income (loss) from investment operations:
Net investment income (loss) ($)	0.04	-0.13	0.04	-0.09	-0.25	-0.08	0.13	-0.03	0.14	-0.06	-0.18	-0.07
Net realized and unrealized gains on investments	3.73	3.24	3.80	1.11	0.98	1.12	4.61	4.10	4.67	1.61	1.44	1.65
Total income from investment operations	3.77	3.11	3.84	1.02	0.73	1.04	4.74	4.07	4.81	1.55	1.26	1.58
Less distributions:
Dividends from net investment income ($)	—	—	—	-0.17	-0.04	-0.16	—	—	—	—	—	—
Distributions from capital gains	-1.82	-1.82	-1.82	—	—	—	—	—	—	-1.15	-1.15	-1.15
Total distributions	-1.82	-1.82	-1.82	-0.17	-0.04	-0.16	—	—	—	-1.15	-1.15	-1.15
Net asset value, end of period ($)	26.86	23.30	27.37	24.91	22.01	25.35	24.06	21.32	24.47	19.32	17.25	19.66
Total return(c) (%)	16.46	15.62	16.50	4.22	3.43	4.20	24.53	23.59	24.47	9.13	8.34	9.14
Ratios and supplemental data
Net assets, end of period (millions) ($)	699	246	667	549	194	633	379	122	599	276	90	503
Ratio of operating expenses to average net assets including earnings credits (%)	1.44	2.19	1.44	1.43	2.18	1.43	1.47	2.22	1.47	1.50	2.25	1.50
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.44	2.19	1.44	1.43	2.18	1.43	1.47	2.22	1.47	1.50	2.25	1.50
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.14	-0.61	0.14	-0.33	-1.08	-0.31	0.61	-0.14	0.62	-0.34	-1.10	-0.37
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.14	-0.61	0.14	-0.33	-1.08	-0.31	0.61	-0.14	0.62	-0.34	-1.10	-0.37
Portfolio turnover rate (%)	31.48	31.48	31.48	67.61	67.61	67.61	40.00	40.00	40.00	40.41	40.41	40.41
FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund (which commenced operations on May 1, 2012) seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and international equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which had not yet commenced operations as of April 30, 2014 and is described in a prospectus separate from that for the other seven Funds discussed here.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ("ASB Holdings"), manages the Funds.

The following is a summary of significant accounting policies adhered to by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary or collectively "subsidiaries". Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2014, the First Eagle Global Cayman Fund, Ltd. has $1,516,007,629 in net assets, representing 3.05% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2014, the First Eagle Overseas Cayman Fund, Ltd. has $326,178,668 in net assets, representing 2.18% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, and is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2014, the First Eagle U.S. Value Cayman Fund, Ltd. has $129,636,942 in net assets, representing 4.09% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2014, the First Eagle Gold Cayman Fund, Ltd. has $253,835,867 in net assets, representing 18.77% of the Gold Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund's foreign holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or Valuation Committee (collectively, the "Committees"). The Committees' responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Funds' valuation policies.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2014:

First Eagle Global Fund
DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
U.S. Common Stocks	$15,465,659,188	$1,676,555	$—	$15,467,335,743
International Common Stocks	19,912,797,018	10,635,757	12,804,793	19,936,237,568
International Preferred Stock	145,492,147	—	—	145,492,147
Investment Company	192,349	—	—	192,349
Warrant	109,518,115	—	—	109,518,115
Commodity*	2,399,117,206	—	—	2,399,117,206
U.S. Corporate Bond	—	5,125,312	—	5,125,312
International Corporate Notes and Bonds	—	68,721,817	38,765,348	107,487,165
International Government Bond	—	26,066,341	—	26,066,341
International Commercial Paper	—	4,265,974,923	—	4,265,974,923
U.S. Commercial Paper	—	7,250,115,828	—	7,250,115,828
Foreign Currency Contracts**		19,317,575		19,317,575
Total	$38,032,776,023	$11,647,634,108	$51,570,141	$49,731,980,272
Liabilities:
Foreign Currency Contracts**	$—	$37,583,759	$—	$37,583,759
Total	$—	$37,583,759	$—	$37,583,759

  (a)  Level 3 securities are identified in the Schedule of Investments with the footnote (e).

  †  See Consolidated Schedule of Investments for additional detailed categorizations.

  *  Represents gold bullion.

  **  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Fair Value Level 3 activity for the period ended April 30, 2014 was as follows:

First Eagle Global Fund — (continued)
	INTERNATIONAL	INTERNATIONAL
	COMMON STOCKS	CORPORATE BONDS		TOTAL VALUE
Beginning Balance — market value	$12,514,385	$38,819,641		$51,334,026
Purchases	—	—		—
Sales	—	(881,801	)*	(881,801)
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	—		—
Accrued Amortization	—	—		—
Realized Gains (Losses)	—	(42,794	)*	(42,794)
Change in Unrealized Appreciation (Depreciation)	290,408	870,302		1,160,710
Ending Balance — market value	$12,804,793	$38,765,348		$51,570,141
Change in unrealized gains or (losses) relating to assets still held at reporting date	$290,408	$870,302		$1,160,710

  *  Related to a paydown of previously recapitalized interest receivable to principal.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund
DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)		TOTAL
Assets: †
International Common Stocks	$10,724,844,804	$3,530,226	$34,948,557		$10,763,323,587
U.S. Common Stock	23,799,133	—	—		23,799,133
International Preferred Stocks	87,163,126	—	—		87,163,126
Investment Company	50,936	—	—		50,936
Right	—	—	—	^	—	^
Commodity*	721,559,668	—	—		721,559,668
Term Loans	—	11,079,170	—	^	11,079,170
International Convertible Bond	—	18,308,000	—		18,308,000
International Corporate Bonds	—	102,430,266	25,843,565		128,273,831
International Commercial Paper	—	1,197,662,507	—		1,197,662,507
U.S. Commercial Paper	—	1,993,195,586	—		1,993,195,586
Foreign Currency Contracts**	—	9,714,086	—		9,714,086
Total	$11,557,417,667	$3,335,919,841	$60,792,122		$14,954,129,630
Liabilities:
Foreign Currency Contracts**	$—	$21,334,342	$—		$21,334,342
Total	$—	$21,334,342	$—		$21,334,342

  (a)  Level 3 securities are identified in the Schedule of Investments with the footnote (d).

  †  See Consolidated Schedule of Investments for additional detailed categorizations.

  ^  Fair value represents zero.

  *  Represents gold bullion.

  **  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Fair Value Level 3 activity for the period ended April 30, 2014 was as follows:

First Eagle Overseas Fund — (continued)
	INTERNATIONAL			INTERNATIONAL
	COMMON STOCKS	RIGHT		CORPORATE BONDS		TERM LOANS		TOTAL VALUE
Beginning Balance — market value	$34,181,929	$—	^	$25,879,761		$—	^	$60,061,690
Purchases	—	8,992		—		—		8,992
Sales	—	—		(587,867	)*	—		(587,867)
Transfer In — Level 3	—	—		—		—		—
Transfer Out — Level 3	—	—		—		—		—
Accrued Amortization	—	—		—		—		—
Realized Gains (Losses)	—	—		(28,300	)*	—		(28,300)
Change in Unrealized Appreciation (Depreciation)	766,628	(8,992)		579,971		—		1,337,607
Ending Balance — market value	$34,948,557	$—	^	$25,843,565		$—	^	$60,792,122
Change in unrealized gains or (losses) relating to assets still held at reporting date	$766,628	$(8,992)		$579,971		$—		$1,337,607

  ^  Fair value represents zero.

  *  Related to a paydown of previously recapitalized interest receivable to principal.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

First Eagle U.S. Value Fund
DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
U.S. Common Stocks	$2,038,460,081	$2,772	$—	$2,038,462,853
International Common Stocks	293,805,590	792,036	—	294,597,626
U.S. Preferred Stock	—	—	4,797,186	4,797,186
Investment Company	27,030	—	—	27,030
Warrant	16,748,114	—	—	16,748,114
Commodity*	154,710,227	—	—	154,710,227
International Corporate Bond	—	3,843,123	—	3,843,123
U.S. Corporate Bonds	—	31,794,561	—	31,794,561
U.S. Treasury Bills	—	134,997,681	—	134,997,681
International Commercial Paper	—	140,084,890	—	140,084,890
U.S. Commercial Paper	—	353,968,444	—	353,968,444
Total	$2,503,751,042	$665,483,507	$4,797,186	$3,174,031,735
Liabilities:
Covered Call Options Written	$172,500	$—	$—	$172,500
Total	$172,500	$—	$—	$172,500

  (a)  Level 3 securities are identified in the Schedule of Investments with the footnote (e).

  †  See Consolidated Schedule of Investments for additional detailed categorizations.

  *  Represents gold bullion.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Fair Value Level 3 activity for the period ended April 30, 2014 was as follows:

First Eagle U.S. Value Fund — (continued)
U.S. PREFERRED STOCK
Beginning Balance — market value	$4,952,588
Purchases	—
Sales	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(155,402)
Ending Balance — market value	$4,797,186
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(155,402)
First Eagle Gold Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets: †
International Common Stocks	$846,832,667	$—	$—	$846,832,667
U.S. Common Stocks	172,181,516	—	—	172,181,516
Investment Company	279,931	—	—	279,931
Commodity*	253,654,900	—	—	253,654,900
International Convertible Bonds	—	—	28,575,000	28,575,000
International Commercial Paper	—	20,347,280	—	20,347,280
U.S. Commercial Paper	—	29,679,888	—	29,679,888
Total	$1,272,949,014	$50,027,168	$28,575,000	$1,351,551,182

  (a)  Level 3 securities are identified in the Schedule of Investments with the footnote (d).

  †  See Consolidated Schedule of Investments for additional detailed categorizations.

  *  Represents gold bullion.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2014 was as follows:

First Eagle Gold Fund — (continued)
	INTERNATIONAL
	CONVERTIBLE BONDS	WARRANTS		TOTAL VALUE
Beginning Balance — market value	$30,000,000	$—	^	$30,000,000
Purchases	8,237	—		8,237
Sales	—	—	^	— ^
Transfer In — Level 3	—	—		—
Transfer Out — Level 3	—	—		—
Accrued Amortization	—	—		—
Realized Gains (Losses)	—	—		—
Change in Unrealized Appreciation (Depreciation)	(1,433,237)	—		(1,433,237)
Ending Balance — market value	$28,575,000	$—		$28,575,000
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(1,433,237)	$—		$(1,433,237)

  ^  Fair value represents zero.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

First Eagle Global Income Builder Fund
DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets: †
U.S. Common Stocks	$120,385,719	$—	$—	$120,385,719
International Common Stocks	324,919,579	2,160,000	—	327,079,579
Closed-End Mutual Fund	2,408,460	—	—	2,408,460
Commodity*	7,880,606	—	—	7,880,606
U.S. Corporate Bonds	—	163,195,037	—	163,195,037
International Convertible Bond	—	796,000	—	796,000
International Corporate Bonds	—	96,551,510	—	96,551,510
Term Loans	—	63,989,280	—	63,989,280
International Commercial Paper	—	26,597,000	—	26,597,000
U.S. Commercial Paper	—	56,238,000	—	56,238,000
Foreign Currency Contracts**	—	149,262	—	149,262
Total	$455,594,364	$409,676,089	$—	$865,270,453
Liabilities:
Foreign Currency Contracts**	$—	$722,669	$—	$722,669
Total	$—	$722,669	$—	$722,669

  †  See Schedule of Investments for additional detailed categorizations.

  *  Represents gold bullion.

  **  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

First Eagle High Yield Fund
DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets: †
U.S. Convertible Bond	$—	$2,076,578	$—	$2,076,578
U.S. Corporate Bonds	—	639,482,135	—	639,482,135
International Convertible Bond	—	1,990,000	—	1,990,000
International Corporate Bonds	—	268,841,145	—	268,841,145
Term Loans	—	216,232,346	—	216,232,346
International Commercial Paper	—	25,724,000	—	25,724,000
U.S. Commercial Paper	—	54,391,000	—	54,391,000
Foreign Currency Contracts*	—	200,887	—	200,887
Total	$—	$1,208,938,091	$—	$1,208,938,091
Liabilities:
Foreign Currency Contracts*	$—	$215,272	$—	$215,272
Total	$—	$215,272	$—	$215,272

  †  See Schedule of Investments for additional detailed categorizations.

  *  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

First Eagle Fund of America
DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets: †
U.S. Common Stocks	$2,733,681,187	$—	$—	$2,733,681,187
International Common Stocks	174,150,355	—	—	174,150,355
Exchange-Traded Fund	5,612,260	—	—	5,612,260
Investment Company	78,187,384	—	—	78,187,384
U.S. Convertible Bond	—	6,181,744	—	6,181,744
Total	$2,991,631,186	$6,181,744	$—	$2,997,812,930
Liabilities:
Covered Call Options Written	$37,513,325	$—	$—	$37,513,325
Total	$37,513,325	$—	$—	$37,513,325

  †  See Schedule of Investments for additional detailed categorizations.

For the period ended April 30, 2014, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global, Overseas, Global Income Builder and High Yield Funds enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund's portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

At April 30, 2014, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund
			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE[1]	LIABILITY DERIVATIVE FAIR VALUE[2]	REALIZED GAIN[3]	CHANGE IN APPRECIATION[4]
Foreign Currency	$19,317,575	$37,583,759	$47,109,192	$23,924,707
First Eagle Overseas Fund
			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE[1]	LIABILITY DERIVATIVE FAIR VALUE[2]	REALIZED GAIN[3]	CHANGE IN APPRECIATION[4]
Foreign Currency	$9,714,086	$21,334,342	$20,345,658	$14,540,231
First Eagle Global Income Builder Fund
			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE[1]	LIABILITY DERIVATIVE FAIR VALUE[2]	REALIZED LOSS[3]	CHANGE IN APPRECIATION[4]
Foreign Currency	$149,262	$722,669	$(1,081,937)	$237,024
First Eagle High Yield Fund
			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE[1]	LIABILITY DERIVATIVE FAIR VALUE[2]	REALIZED LOSS[3]	CHANGE IN APPRECIATION[4]
Foreign Currency	$200,887	$215,272	$(1,464,053)	$745,033

  1  Statements of Assets and Liabilities location: Receivable for forward currency contracts held, at value.

  2  Statements of Assets and Liabilities location: Payable for forward currency contracts held, at value.

  3  Statements of Operations location: Net realized gains (losses) from: foreign currency and forward contract related transactions.

  4  Statements of Operations location: Changes in unrealized appreciation (depreciation) of: foreign currency and forward contract related translation.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of April 30, 2014.:

First Eagle Global Fund
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$13,469,244	$(13,469,244)	$—	$0
Goldman Sachs Capital Markets LP	2,135,028	(296,590)	—	1,838,438
HSBC Bank USA	2,676,513	(2,676,513)	—	0
UBS AG	1,036,790	(391,383)	—	645,407
	$19,317,575	$(16,833,730)	$—	$2,483,845
COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$18,631,924	$(13,469,244)	$—	$5,162,680
Goldman Sachs Capital Markets LP	296,590	(296,590)	—	0
HSBC Bank USA	2,698,855	(2,676,513)	—	22,342
JPMorgan Chase Bank N.A.	15,565,007	—	—	15,565,007
UBS AG	391,383	(391,383)	—	0
	$37,583,759	$(16,833,730)	$—	$20,750,029

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$7,105,937	$(7,105,937)	$—	$0
Goldman Sachs Capital Markets LP	1,146,149	(134,147)	—	1,012,002
HSBC Bank USA	954,875	(954,875)	—	0
UBS AG	507,125	(183,405)	—	323,720
	$9,714,086	$(8,378,364)	$—	$1,335,722
COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$10,465,381	$(7,105,937)	$—	$3,359,444
Goldman Sachs Capital Markets LP	134,147	(134,147)	—	0
HSBC Bank USA	1,321,363	(954,875)	—	366,488
JPMorgan Chase Bank N.A.	9,230,046	—	—	9,230,046
UBS AG	183,405	(183,405)	—	0
	$21,334,342	$(8,378,364)	$—	$12,955,978

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

First Eagle Global Income Builder Fund
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$42,207	$(42,207)	$—	$0
Goldman Sachs Capital Markets LP	40,270	(2,902)	—	37,368
HSBC Bank USA	64,042	(64,042)	—	0
UBS AG	2,743	(2,743)	—	0
	$149,262	$(111,894)	$—	$37,368
COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$382,974	$(42,207)	$—	$340,767
Goldman Sachs Capital Markets LP	2,902	(2,902)	—	0
HSBC Bank USA	139,641	(64,042)	—	75,599
JPMorgan Chase Bank N.A.	180,688	—	—	180,688
UBS AG	16,464	(2,743)	—	13,721
	$722,669	$(111,894)	$—	$610,775
First Eagle High Yield Fund
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$200,887	$(200,887)	$—	$0
COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank USA	$215,272	$(200,887)	$—	$14,385

g)  Options — In order to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to earmark assets to cover its obligations under option contracts. A call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations in a segregated account with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

For the six-month period ended April 30, 2014, First Eagle Global Fund, First Eagle U.S. Value Fund and First Eagle Fund of America had the following options transactions.

First Eagle Global Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	8,500	$373,861
Options written	0	0
Options assigned	0	0
Options expired/closed	(8,500)	(373,861)
Options outstanding at April 30, 2014	0	$0

As of April 30, 2014, there were no segregated securities for written options.

First Eagle U.S. Value Fund

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	1,400	$61,577
Options written	1,000	121,808
Options assigned	0	0
Options expired/closed	(1,400)	(61,577)
Options outstanding at April 30, 2014	1,000	$121,808

As of April 30, 2014, portfolio securities valued at $2,220,000 were segregated to cover collateral requirements for written options.

First Eagle Fund of America

WRITTEN OPTIONS	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Options outstanding at October 31, 2013	165,214	$49,208,665
Options written	541,846	155,420,929
Options assigned	(21,559)	(6,842,978)
Options expired/closed	(560,510)	(156,114,523)
Options outstanding at April 30, 2014	124,991	$41,672,093
PURCHASED OPTIONS	NUMBER OF CONTRACTS	COST
Options outstanding at October 31, 2013	0	$0
Options purchased	806	171,827
Options closed	(806)	(171,827)
Options outstanding at April 30, 2014	0	$0

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

As of April 30, 2014, portfolio securities valued at $663,536,381 were segregated to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At April 30, 2014, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE[1]	REALIZED GAIN[2]	CHANGE IN DEPRECIATION[3]
Equity — Written options	$0	$373,861	$(322,861)

First Eagle U.S. Value Fund

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE[1]	REALIZED GAIN[2]	CHANGE IN DEPRECIATION[3]
Equity — Written options	$172,500	$61,577	$(103,869)

First Eagle Fund of America

		GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	LIABILITY DERIVATIVE FAIR VALUE[1]	REALIZED GAIN (LOSS)[2]	CHANGE IN APPRECIATION[3]
Equity — Written options	$37,513,325	$(78,105,654)	$21,380,811
Equity — Purchased options	0	8,677	0

  1  Statements of Assets and Liabilities location: Option contracts written, at value.

  2  Statements of Operations location: Net realized gains (losses) from: Written options & Investment transactions of unaffiliated issuers.

  3  Statements of Operations location: Changes in unrealized appreciation (depreciation) of: Written options & Investment transactions.

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the adviser's credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Term Loans — A Fund may invest in term loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income on the Statements of Operations. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Code for a Regulated Investment Company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Yield Fund which declares income daily and pays monthly. First Eagle Global Income Builder Fund declared and paid income quarterly for the period October 1, 2012 to March 31, 2013. As of April 1, 2013, the First Eagle Global Income Builder Fund declares income daily and pays quarterly.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares. Effective March 1, 2013, the First Eagle Global Fund and First Eagle Overseas Fund no longer charge redemption fees.

p) Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement") an annual advisory fee as follows:

FUND	MANAGEMENT FEE (% OF AVERAGE DAILY NET ASSETS)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Yield Fund	0.70
First Eagle Fund of America	1.00

The Adviser receives from First Eagle Fund of America an annual advisory fee at the rate of 1.00% of the first $1.5 billion of the average daily net assets, 0.95% of the next $1 billion of the average daily net assets; 0.90% on the next $2.5 billion of the average daily net assets and 0.85% in excess of $5 billion of the average daily net assets.

Pursuant to a subadvisory agreement, dated December 10, 2002 (agreement was amended and restated most recently in September 2009) ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

The Adviser had contractually agreed to waive its management fee and/or reimburse expenses, for the First Eagle High Yield Fund and First Eagle Global Income Builder Fund, as allowed by law, so that the total annual operating expenses (excluding certain items) of the First Eagle High Yield Fund's Class A, Class C and Class I shares did not exceed 1.25%, 2.00% and 0.80%, respectively,

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

and the First Eagle Global Income Builder Fund's Class A, Class C and Class I shares do not exceed 1.30%, 2.05%, and 1.05%, respectively, through December 31, 2013.

Effective January 1, 2014, the First Eagle High Yield Fund and First Eagle Global Income Builder no longer waive management fees.

The Adviser may seek reimbursement for fees waived and other expenses paid by the Adviser pursuant to the Fee Waiver and Expense Reimbursement Agreement ("Agreement"). A repayment should be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed operating expenses under the Agreement. As of April 30, 2014, the Adviser may seek reimbursement of the remaining waived and reimbursed fees as follows:

First Eagle Global Income Builder Fund
EXPIRATION	AMOUNT
October 31, 2015	$171,704
October 31, 2016	151,643

During the period ended April 30, 2014, the First Eagle Global Income Builder Fund made repayments to the Adviser for previously waived and reimbursed fees in the amount of $105,748.

First Eagle High Yield Fund
EXPIRATION	AMOUNT
March 31, 2015	$72,599
October 31, 2015	297,386
October 31, 2016	309,343
April 30, 2017	44,141

During the period ended April 30, 2014, the First Eagle High Yield Fund made repayments to the Adviser for previously waived and reimbursed fees in the amount of $26,880.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with them, the Funds reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

First Eagle Global Income Builder Fund pays the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2014, the Funds reimbursed and had payable to the Adviser amounts shown below:

FUND	REIMBURSED TO ADVISER	PAYABLE TO ADVISER
First Eagle Global Fund	$2,025,685	$444,806
First Eagle Overseas Fund	620,770	143,825
First Eagle U.S. Value Fund	139,187	42,489
First Eagle Gold Fund	58,413	6,685
First Eagle Global Income Builder Fund	146,649	32,604
First Eagle High Yield Fund	46,444	7,817
First Eagle Fund of America	115,057	20,755

The Funds have entered into Custody Agreements with State Street Bank and Trust Company ("SSB"). The Custody Agreements provide for an annual fee based on the amount of assets under custody plus transaction charges. SSB serves as custodian of the Funds' portfolio securities and other assets. SSB has directly entered into sub-custodial agreements to maintain the custody of gold bullion in the Funds. Under the terms of the Custody Agreement between the Funds and SSB, SSB maintains and deposits in separate accounts, cash, securities and other assets of the Funds. SSB is also required, upon the order of the Funds, to deliver securities held by SSB and the sub-custodian, and to make payments for securities purchased by the Funds. SSB has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an Administration Agreement with SSB, pursuant to which SSB provides certain financial reporting and other administrative services. SSB, as the Funds' Administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2014, FEF Distributors, LLC realized $1,195,893, $115,013, $65,972, $80,548, $118,063, $69,469 and $129,193, pertaining to the sales of shares of First Eagle

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan, which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2014, balances to the Plan are recorded on the Statements of Assets and Liabilities.

For the six-month period ended April 30, 2014, the Sub-Adviser reimbursed $65,047, $3,562, $9,348 and $21,144 for losses incurred in connection with trading errors for First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America, respectively.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC ("the Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund pay the Distributor monthly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively, of each Fund's average daily net assets. In the case of First Eagle Fund of America, it pays the Distributor monthly, a distribution fee with respect to Class A, Class C and Class Y shares at an annual rate of up to 0.25%, 0.75% and 0.25%, respectively of the average daily net assets. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2014, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

The Distributor receives an annual service fee with respect to Class C at the annual rate of 0.25% of each Fund's average daily net assets, payable monthly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2014, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

During the six-month period ended April 30, 2014, the cost of purchases of investments, excluding U.S. Government and short-term securities, totaled $2,779,677,620, $677,924,569, $161,574,434, $53,946,597, $347,242,841, $377,338,084 and $443,694,909 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding U.S. Government securities and short-term securities, totaled $2,874,491,940, $706,208,874, $520,988,347, $203,038,047, $79,866,176, $219,210,033 and $315,662,219 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

There were no purchases or sales of U.S. Government securities, excluding short-term securities, for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America.

Note 5 — Line of Credit

At a meeting on September 11, 2013, the Board of Trustees approved continuing a $300 million committed, unsecured line of credit ("Credit Facility") with State Street Bank and Trust Company for the Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the line of

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

credit are paid by the Funds and are included in other expenses in the Statements of Operations. During the six-month period ended April 30, 2014, the Funds had borrowings under the agreement as follows:

FUND	AVERAGE DAILY LOAN BALANCE	NUMBER OF DAYS OUTSTANDING	INTEREST EXPENSE	WEIGHTED AVERAGE ANNUALIZED INTEREST RATE
First Eagle Overseas Fund	$6,704,000	1	$251	1.35%
First Eagle High Yield Fund	6,414,000	1	239	1.34

As of April 30, 2014 there were no outstanding borrowings from the credit facility.

Note 6 — Capital Stock

At April 30, 2014, the Funds have an unlimited number of shares authorized for issuance. The Funds have the ability to issue multiple classes of shares.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

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Notes to Financial Statements (unaudited)

Transactions in shares of capital stock were as follows:

	SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE GLOBAL FUND
	CLASS A	CLASS C	CLASS I
Shares sold	32,583,391	21,763,393	50,186,212
Shares issued for reinvested dividends and distributions	14,186,651	6,365,759	10,283,931
Shares redeemed	(28,982,554)	(12,754,929)	(27,785,524)
Net increase (decrease)	17,787,488	15,374,223	32,684,619
	YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE GLOBAL FUND
	CLASS A	CLASS C	CLASS I
Shares sold	68,379,393	40,520,480	100,315,070
Shares issued for reinvested dividends and distributions	12,310,757	5,240,753	7,790,628
Shares redeemed	(56,709,392)	(26,235,228)	(51,949,001)
Net increase (decrease)	23,980,758	19,526,005	56,156,697
	SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE GOLD FUND
	CLASS A	CLASS C	CLASS I
Shares sold	7,035,847	1,698,158	8,658,924
Shares issued for reinvested dividends and distributions	—	—	—
Shares redeemed	(12,385,242)	(3,994,073)	(12,603,884)
Net increase (decrease)	(5,349,395)	(2,295,915)	(3,944,960)
	YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE GOLD FUND
	CLASS A	CLASS C	CLASS I
Shares sold	18,267,740	4,405,851	19,790,909
Shares issued for reinvested dividends and distributions	131,202	42	77,683
Shares redeemed	(24,960,048)	(8,128,432)	(21,197,330)
Net increase (decrease)	(6,561,106)	(3,722,539)	(1,328,738)

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

	SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE OVERSEAS FUND			FIRST EAGLE U.S. VALUE FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	28,849,304	4,152,529	48,859,068	4,357,504	1,785,709	6,025,675
Shares issued for reinvested dividends and distributions	13,900,655	2,124,067	15,541,229	2,780,593	1,074,159	1,735,414
Shares redeemed	(35,805,528)	(3,692,635)	(40,394,563)	(12,276,616)	(3,473,773)	(9,786,721)
Net increase (decrease)	6,944,431	2,583,961	24,005,734	(5,138,519)	(613,905)	(2,025,632)
	YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE OVERSEAS FUND			FIRST EAGLE U.S. VALUE FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	57,521,589	7,771,516	110,626,219	17,823,128	6,973,806	19,342,095
Shares issued for reinvested dividends and distributions	11,078,284	1,679,612	10,459,996	2,102,240	661,755	1,255,220
Shares redeemed	(55,928,966)	(7,682,599)	(56,114,422)	(24,859,469)	(6,329,187)	(18,731,430)
Net increase (decrease)	12,670,907	1,768,529	64,971,793	(4,934,101)	1,306,374	1,865,885
	SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE GLOBAL INCOME BUILDER FUND			FIRST EAGLE HIGH YIELD FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	11,902,197	8,018,653	10,189,388	7,783,871	3,902,661	20,259,785
Shares issued for reinvested dividends and distributions	333,245	149,016	145,914	785,334	266,793	925,285
Shares redeemed	(2,023,032)	(1,058,796)	(938,523)	(5,302,943)	(2,032,921)	(10,011,905)
Net increase (decrease)	10,212,410	7,108,873	9,396,779	3,266,262	2,136,533	11,173,165
	YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE GLOBAL INCOME BUILDER FUND			FIRST EAGLE HIGH YIELD FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	18,700,256	11,383,991	9,365,010	23,301,354	7,555,566	29,103,039
Shares issued for reinvested dividends and distributions	355,012	162,461	154,687	1,492,705	532,373	1,610,518
Shares redeemed	(2,706,050)	(911,431)	(1,720,553)	(12,609,883)	(3,765,254)	(11,112,652)
Net increase (decrease)	16,349,218	10,635,021	7,799,144	12,184,176	4,322,685	19,600,905

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

	SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE FUND OF AMERICA
	CLASS A	CLASS C	CLASS I	CLASS Y
Shares sold	5,258,585	2,980,940	3,476,871	856,330
Shares issued for reinvested dividends and distributions	462,547	212,957	153,384	222,650
Shares redeemed	(2,688,368)	(899,282)	(1,134,565)	(1,473,899)
Net increase (decrease)	3,032,764	2,294,615	2,495,690	(394,919)
	YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE FUND OF AMERICA
	CLASS A	CLASS C	CLASS I*	CLASS Y
Shares sold	13,566,134	6,229,657	14,822,594	2,095,673
Shares issued for reinvested dividends and distributions	7,690	40	7	6,187
Shares redeemed	(9,781,426)	(1,562,584)	(971,639)	(12,212,254)
Net increase (decrease)	3,792,398	4,667,113	13,850,962	(10,110,394)

  *  Represents the period March 8, 2013 to October 31, 2013.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Transactions in dollars of capital stock were as follows:

	SIX-MONTH PERIOD ENDED APRIL 30, 2014			SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE GLOBAL FUND			FIRST EAGLE OVERSEAS FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	$1,761,044,311	$1,150,303,990	$2,720,271,087	$679,949,001	$94,547,937	$1,168,675,538
Shares issued for reinvested dividends and distributions	737,280,322	324,908,409	536,512,696	313,042,780	46,559,542	355,894,147
Shares redeemed	(1,566,237,547)	(676,197,546)	(1,506,934,473)	(840,058,974)	(84,382,807)	(964,945,506)
Net increase (decrease)	$932,087,086	$799,014,853	$1,749,849,310	$152,932,807	$56,724,672	$559,624,179
	YEAR ENDED OCTOBER 31, 2013			YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE GLOBAL FUND			FIRST EAGLE OVERSEAS FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	$3,497,016,996	$2,031,735,222	$5,155,682,552	$1,313,800,443	$172,795,866	$2,562,741,314
Shares issued for reinvested dividends and distributions	590,423,655	247,259,012	374,962,942	239,955,685	35,490,217	230,119,915
Shares redeemed	(2,893,674,604)	(1,312,491,400)	(2,671,165,519)	(1,277,148,265)	(170,362,139)	(1,306,725,008)
Net increase (decrease)	$1,193,766,047	$966,502,834	$2,859,479,975	$276,607,863	$37,923,944	$1,486,136,221

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

	SIX-MONTH PERIOD ENDED APRIL 30, 2014			SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE U.S. VALUE FUND			FIRST EAGLE GOLD FUND			FIRST EAGLE GLOBAL INCOME BUILDER FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	$87,289,998	$35,328,995	$122,017,303	$113,219,554	$26,281,354	$138,095,654	$136,109,012	$91,644,253	$116,927,160
Shares issued for reinvested dividends and distributions	53,693,260	20,559,411	33,909,992	—	—	—	3,835,366	1,710,601	1,677,703
Shares redeemed	(246,425,267)	(69,161,280)	(199,605,547)	(192,496,665)	(59,212,837)	(197,943,614)	(23,122,935)	(12,106,719)	(10,730,290)
Net increase (decrease)	$(105,442,009)	$(13,272,874)	$(43,678,252)	$(79,277,111)	$(32,931,483)	$(59,847,960)	$116,821,443	$81,248,135	$107,874,573
	YEAR ENDED OCTOBER 31, 2013			YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE U.S. VALUE FUND			FIRST EAGLE GOLD FUND			FIRST EAGLE GLOBAL INCOME BUILDER FUND
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I
Shares sold	$336,640,485	$129,653,115	$368,439,929	$388,461,140	$93,817,364	$425,138,499	$200,840,624	$121,640,893	$100,665,323
Shares issued for reinvested dividends and distributions	37,377,968	11,673,473	22,568,874	3,597,270	677	2,152,604	3,796,441	1,730,539	1,645,329
Shares redeemed	(471,429,277)	(118,785,130)	(360,521,201)	(511,378,497)	(159,616,525)	(444,450,557)	(29,227,048)	(9,817,681)	(18,539,751)
Net increase (decrease)	$(97,410,824)	$22,541,458	$30,487,602	$(119,320,087)	$(65,798,484)	$(17,159,454)	$175,410,017	$113,553,751	$83,770,901

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

	SIX-MONTH PERIOD ENDED APRIL 30, 2014			SIX-MONTH PERIOD ENDED APRIL 30, 2014
	FIRST EAGLE HIGH YIELD FUND			FIRST EAGLE FUND OF AMERICA
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I	CLASS Y
Shares sold	$79,189,943	$39,683,735	$205,970,866	$192,576,799	$93,823,619	$130,496,777	$31,884,275
Shares issued for reinvested dividends and distributions	8,006,266	2,717,405	9,433,282	16,198,455	6,418,536	5,474,262	7,953,046
Shares redeemed	(53,941,400)	(20,668,843)	(101,900,643)	(98,138,865)	(28,250,534)	(42,367,562)	(55,267,365)
Net increase (decrease)	$33,254,809	$21,732,297	$113,503,505	$110,636,389	$71,991,621	$93,603,477	$(15,430,044)
	YEAR ENDED OCTOBER 31, 2013			YEAR ENDED OCTOBER 31, 2013
	FIRST EAGLE HIGH YIELD FUND			FIRST EAGLE FUND OF AMERICA
	CLASS A	CLASS C	CLASS I	CLASS A	CLASS C	CLASS I*	CLASS Y
Shares sold	$235,164,140	$76,205,397	$293,516,038	$417,540,709	$168,315,024	$480,472,160	$65,179,337
Shares issued for reinvested dividends and distributions	15,056,272	5,363,858	16,244,598	213,728	1,145	219	174,597
Shares redeemed	(126,959,400)	(37,898,182)	(112,078,026)	(303,665,533)	(41,563,487)	(32,328,624)	(390,594,676)
Net increase (decrease)	$123,261,012	$43,671,073	$197,682,610	$114,088,904	$126,752,682	$448,143,755	$(325,240,742)

  *  Represents the period March 8, 2013 to October 31, 2013.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Notes to Financial Statements (unaudited)

At April 30, 2014, ASB Holdings owned more than 5% of the First Eagle Global Income Builder Fund Class I shares.

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States of America due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Yield Fund invests in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind as of April 30, 2014.

Note 9 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds' financial statements. Management has determined that there are no material events that would require disclosures in the Funds' financial statements.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additional information can be found in the prospectus.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on November 1, 2013 and held for the six-months ended April 30, 2014.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Based on Actual Total Return1

	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
First Eagle Global Fund Consolidated
Class A	4.98%	$1,000.00	$1,049.80	1.12%	$5.69
Class C	4.58	1,000.00	1,045.80	1.87	9.49
Class I	5.11	1,000.00	1,051.10	0.87	4.42
First Eagle Overseas Fund Consolidated
Class A	4.44	1,000.00	1,044.40	1.14	5.78
Class C	4.08	1,000.00	1,040.80	1.89	9.56
Class I	4.57	1,000.00	1,045.70	0.89	4.51
First Eagle U.S. Value Fund Consolidated
Class A	6.04	1,000.00	1,060.40	1.16	5.93
Class C	5.60	1,000.00	1,056.00	1.91	9.74
Class I	6.13	1,000.00	1,061.30	0.91	4.65
First Eagle Gold Fund Consolidated
Class A	-0.53	1,000.00	994.70	1.32	6.53
Class C	-0.92	1,000.00	990.80	2.07	10.22
Class I	-0.41	1,000.00	995.90	1.06	5.25
First Eagle Global Income Builder Fund
Class A	6.60	1,000.00	1,066.00	1.30	6.66
Class C	6.22	1,000.00	1,062.20	2.04	10.43
Class I	6.74	1,000.00	1,067.40	1.05	5.38
First Eagle High Yield Fund
Class A	4.04	1,000.00	1,040.40	1.10	5.57
Class C	3.65	1,000.00	1,036.50	1.85	9.34
Class I	4.18	1,000.00	1,041.80	0.82	4.15
First Eagle Fund of America
Class A	10.03	1,000.00	1,100.30	1.37	7.13
Class C	9.61	1,000.00	1,096.10	2.12	11.02
Class I	10.15	1,000.00	1,101.50	1.12	5.84
Class Y	10.01	1,000.00	1,100.10	1.37	7.13

  1  For the six-months ended April 30, 2014.

  2  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

  3  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This Example is based on an investment of $1,000 invested on November 1, 2013 and held for the six-months ended April 30, 2014.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

Based on Hypothetical Total Return1

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
First Eagle Global Fund Consolidated
Class A	5.00%	$1,000.00	$1,019.24	1.12%	$5.61
Class C	5.00	1,000.00	1,015.52	1.87	9.35
Class I	5.00	1,000.00	1,020.48	0.87	4.36
First Eagle Overseas Fund Consolidated
Class A	5.00	1,000.00	1,019.14	1.14	5.71
Class C	5.00	1,000.00	1,015.42	1.89	9.44
Class I	5.00	1,000.00	1,020.38	0.89	4.46
First Eagle U.S. Value Fund Consolidated
Class A	5.00	1,000.00	1,019.04	1.16	5.81
Class C	5.00	1,000.00	1,015.32	1.91	9.54
Class I	5.00	1,000.00	1,020.28	0.91	4.56
First Eagle Gold Fund Consolidated
Class A	5.00	1,000.00	1,018.25	1.32	6.61
Class C	5.00	1,000.00	1,014.53	2.07	10.34
Class I	5.00	1,000.00	1,019.54	1.06	5.31
First Eagle Global Income Builder Fund
Class A	5.00	1,000.00	1,018.35	1.30	6.51
Class C	5.00	1,000.00	1,014.68	2.04	10.19
Class I	5.00	1,000.00	1,019.59	1.05	5.26
First Eagle High Yield Fund
Class A	5.00	1,000.00	1,019.34	1.10	5.51
Class C	5.00	1,000.00	1,015.62	1.85	9.25
Class I	5.00	1,000.00	1,020.73	0.82	4.11
First Eagle Fund of America
Class A	5.00	1,000.00	1,018.00	1.37	6.85
Class C	5.00	1,000.00	1,014.28	2.12	10.59
Class I	5.00	1,000.00	1,019.24	1.12	5.61
Class Y	5.00	1,000.00	1,018.00	1.37	6.85
  1  For the six-months ended April 30, 2014.

  2  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain a description of the Funds' (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consideration of Investment Advisory Agreements

On December 22, 1999, the shareholders of the Global Fund, the Overseas Fund and the Gold Fund, and on August 31, 2001, the shareholders of the U.S. Value Fund approved the Advisory Agreement between the Trust and the Adviser applicable to those Funds. On December 10, 2002, the shareholders of the Fund of America approved the Advisory Agreement between the Trust and the Adviser applicable to that Fund. These various agreements are referred to in this discussion as the "Advisory Agreements." The Board of Trustees approved the Advisory Agreements most recently on December 17, 2013.

During the course of their most recent review, the Trustees covered the following, among other topics:

•  The Trustees reviewed each Fund's long-standing historical relationship with the Adviser and the institutional resources available to the Adviser.

•  The Trustees reviewed the nature, extent and quality of the services provided by the Adviser to each Fund. These services include management of the assets of the Funds and provision and/or analysis of related statistical and research data.

•  The Trustees reviewed the performance of each Fund on both an absolute and a relative basis. Outperformance (over many periods reviewed) was noted for all Funds relative to the Funds' benchmarks, to the performance of peer mutual funds and to Morningstar, Lipper and the Performance Universe average. The relative results of a number of the Funds (Global Fund, Overseas Fund, U.S. Value Fund, High Yield Fund, First Eagle Fund of America and Overseas Variable Fund) were noted as being at or near the top of their peer groups for various periods. The Trustees commented on (and management discussed) the generally less favorable one-year relative performance results for Global Fund, Overseas Fund and U.S. Value Fund, though strong one-year relative results were noted for Gold Fund, Global Income Builder Fund and High Yield Fund. Similarly lagging one-year relative results were noted for First Eagle Fund of America. Losses on an absolute basis over the prior year were noted for Gold Fund, though there was relative outperformance over the same period. Contributors to the lagging one-year results (notably higher than median cash positions) were discussed. Performance for each Fund was determined to be appropriate and reflective of each Fund's investment view and philosophy.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

Consideration of Investment Advisory Agreements

•  The Trustees reviewed the total compensation to be received by the Adviser and the Funds' total cost for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Funds. They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore reasonable under the circumstances. As part of their analysis, the Trustees considered competitive prices for services comparable to those provided by the Adviser. In doing so, they considered fees charged by investment advisers to peer mutual funds and determined that the Adviser's fees were competitive, with the net management fees for some Funds being higher and for some Funds being lower than their peer averages/medians, but all being within the range of peers. The Trustees noted breakpoints providing for potential reductions in the First Eagle Fund of America management fee over time. The Trustees also considered waived advisory fees to date from Global Income Builder Fund and High Yield Fund. The Trustees also considered the advisory fees charged to institutional clients of the Adviser, taking into consideration, among other things, the differing requirements of such clients. While analyzing the effects of indirect compensation to the Adviser, such as soft dollar and other service benefits, the Trustees considered the levels of soft dollars and absence of affiliated broker-dealer relationships.

•  The Trustees' reviewed the Funds' expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. The Trustees discussed the impact of the advisory fee on the ratio of total expenses to total assets and noted that the Funds' expense ratios generally had decreased over time as the Funds grew, highlighting a benefit to shareholders resulting from the development of economies of scale in the operation of the Funds. The Trustees noted that expense ratios for most of the Funds (excluding Gold Fund and Overseas Variable Fund) had decreased relative to the prior year and reviewed the causes of those decreases. The Trustees also considered the effect on expense ratios of Fund asset size and of particular categories of expenses, both currently and relative to prior periods. The Trustees again noted breakpoints providing for potential reductions in the First Eagle Fund of America management fee over time.

•  The Trustees reviewed the Adviser's financial condition and profitability. They commented that profits appear healthy based on the information provided at the meeting and that the Adviser has always shown the

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

(continued)

willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Funds. The Trustees noted the effect of particular categories of expenses, including compensation, on the Adviser's financial condition. The Trustees reviewed the level of investment maintained in the Funds by certain portfolio managers (with those investments being both direct and "notional" under the Adviser's compensation plans), which was viewed as evidence of commitment to the Funds by key personnel.

At the conclusion of these reviews, with no single factor being determinative, the Trustees determined that each of the investment advisory arrangements serves the interests of the Funds and their shareholders and should be continued.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

John P. Arnhold

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Mark D. Goldstein

Chief Compliance Officer

Suzan J. Afifi

Secretary & Vice President

Philip Santopadre

Treasurer

Michael Luzzatto

Vice President

Meng Lam

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue
Kansas City, MO 64105

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

FIRST EAGLE FUNDS | SEMI-ANNUAL REPORT | APRIL 30, 2014

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1345 Avenue of the Americas | New York, NY | 10105

800.334.2143 | www.feim.com

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                                 Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.                                 Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.                          Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.                          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them  by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.               Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, President

Date: July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer

Date: July 8, 2014

By (Signature and Title)*	/s/ Joseph T. Malone

Joseph T. Malone, Principal Financial Officer

Date: July 8, 2014

*                            Print the name and title of each signing officer under his or her signature.